UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       File No.  033-2625

     Pre-Effective Amendment No.                                             |_|

     Post-Effective Amendment No. 24                                         |X|


                        (Check appropriate box or boxes.)


                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------
                               (Name of Depositor)


               1000 CHESTERBROOK BLVD., BERWYN, PENNSYLVANIA 19312
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)


Depositor's Telephone Number, including Area Code          (302) 452-4000
--------------------------------------------------------------------------------



                    PATRICIA R. HATLER, ASSISTANT SECRETARY,
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        MAY 1, 2004

--------------------------------------------------------------------------------



     It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)

|X| on May 1, 2004 pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered
MODIFIED PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

                 MODIFIED PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
          SERVICE CENTER: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
 CORPORATE HEADQUARTERS: 1000 CHESTERBROOK BOULEVARD, BERWYN, PENNSYLVANIA 19312
                            TELEPHONE: (800) 688-5177

This Prospectus describes a modified premium variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). The Policy has an insurance component and an investment component. The primary purposes of the Policy are to provide insurance coverage for the lifetime of the Insured and to lessen the economic loss resulting from the Insured's death. The Policy provides the policyowner (the "Owner") with flexibility as to premium payments subject to certain required premiums and the ability to choose among investment alternatives with different investment objectives.

After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account"). The Separate Account is divided into subaccounts (the "Subaccounts"). The Zero Coupon Bond Subaccount invests in units of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A ("Zero Trust"). The assets of the other Subaccounts are used to purchase shares of a designated corresponding investment Portfolio that is part of one of the following mutual fund companies (the "Funds"):

THE ALGER AMERICAN FUND

o   Alger American Small Capitalization Portfolio: Class O Shares
FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
o   VIP Equity-Income Portfolio: Initial Class
o   VIP Growth Portfolio: Initial Class
o   VIP High Income Portfolio: Initial Class*
o   VIP Overseas Portfolio: Initial Class R+
FIDELITY VIP FUND II
o   VIP II Asset Manager Portfolio: Initial Class
o   VIP II Contrafund(R)Portfolio: Initial Class
o   VIP II Investment Grade Bond Portfolio: Initial Class
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o   Comstock GVIT Value Fund: Class IV*
o   Gartmore GVIT Government Bond Fund: Class IV
o   Gartmore GVIT Growth Fund: Class IV
o   Gartmore GVIT Mid Cap Growth Fund: Class IV
o   Gartmore GVIT Money Market Fund: Class IV
o   Gartmore GVIT Nationwide(R)Fund: Class IV
o   GVIT Equity 500 Index Fund: Class IV
o   GVIT Small Cap Value Fund: Class IV
o   GVIT Small Company Fund: Class IV
o   J.P. Morgan GVIT Balanced Fund: Class IV

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
o   AMT Limited Maturity Bond Portfolio: Class I
o   AMT Partners Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
o   Worldwide Bond Fund: Class R+
o   Worldwide Emerging Markets Fund: Class R+
o   Worldwide Hard Assets Fund: Class R+
o   Worldwide Real Estate Fund: Class R+

EFFECTIVE MAY 1, 2004, THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM:

FIDELITY VIP FUND
o   VIP Overseas Portfolio: Initial Class
GVIT
o   Dreyfus GVIT International Value Fund: Class IV
VAN ECK WORLDWIDE INSURANCE TRUST
o   Worldwide Bond Fund: Initial Class
o   Worldwide Emerging Markets Fund: Initial Class
o   Worldwide Hard Assets Fund: Initial Class
o   Worldwide Real Estate Fund: Initial Class

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
+These Portfolios assess a short-term trading fee (see "Short-Term Trading
Fees").

The Owner bears the entire investment risk; there is no guaranteed minimum value.


The accompanying prospectuses for the Funds and the Zero Trust describe the investment objectives and the attendant risks of the Portfolios and the Zero Trust. The Cash Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first 9 Policy Years the Policy lapses. Generally, the Policy will remain in force as long as the scheduled premium payments are made. If the "Special Premium Payment Provision" is in effect, the Owner will not have to pay the scheduled premiums to keep the Policy in force.


The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.


This prospectus must be accompanied or preceded by current prospectuses for the Funds and the Zero Trust. Please read this prospectus carefully and retain it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENCE. THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, AND NO BANK ENDORSES OR GUARANTEES THE POLICY OR POLICY VALUES. NEITHER THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES POLICY VALUES OR AN OWNER'S INVESTMENT IN THE POLICY.

                                   May 1, 2004

                                TABLE OF CONTENTS


Policy Benefits/Risks Summary.................................
     Policy Benefits
         The Death Benefit
         Transfers
         Loan Privilege
         Withdrawal of Excess Net Cash Value
         Surrender of the Policy
         Accelerated Death Benefit
         Personalized Illustrations
     Policy Risks
         Investment Risk
         Risk of Increase in Current Fees and Charges
         Risk of Lapse
         Tax Risks
         Withdrawal and Surrender Risks
         Loan Risks
     Portfolio Risks
Fee Table.....................................................
The Policy....................................................
The Company, Separate Account and Funds.......................
     Nationwide Life Insurance Company of America
     The Separate Account
     The Funds
     The Stripped ("Zero") U.S. Treasury Securities Fund,
         Nationwide Provident Series A
     Additional Information About the Funds and Portfolios Addition, Deletion, or Substitution of Investments

Detailed Description of Policy Provisions.....................
     Death Benefit
     Cash Value
     Payment and Allocation of Premiums
     Disruptive Trading
     Transfers of Cash Value
     Policy Duration
     Options on Lapse
     Exchange Privilege
     Loan Privilege
     Withdrawal of Excess Cash Value
     Surrender Privilege
Charges and Deductions........................................
     Premium Expense Charge
     Surrender Charges
     Monthly Deductions
     Mortality and Expense Risk Charge
     Asset Charge Against Zero Coupon Bond Subaccount
     Short-Term Trading Fees
     Loan Interest Charge
     Charge for Income Taxes
     Guarantee of Certain Charges
     Other Charges

Ownership and Beneficiary Rights..............................
Modifying the Policy..........................................
Telephone, Fax, and E-Mail Requests...........................
Split Dollar Arrangements.....................................
Dividends.....................................................
Supplementary Benefits........................................
Federal Income Tax Considerations.............................
     Introduction
     Tax Status of the Policy
     Tax Treatment of Policy Benefits
     Special Rules for Pension and Profit-Sharing Plans Special Rules for Section 403(b) Arrangements
     Foreign Tax Credits
     Business Uses of the Policy
     Tax Shelter Regulations
     Withholding
     Other Tax Considerations
     Possible Tax Law Changes
     Alternative Minimum Tax
     NLICA's Taxes
Voting Rights.................................................
Distribution of Policies......................................

     Policy Pricing
State Variations..............................................
Legal Proceedings.............................................
Financial Statements..........................................
Definitions...................................................
Appendix A - Calculation of Net Investment Factor and Cash
     Value of the Policy
Appendix B - Portfolio Information............................

                          POLICY BENEFITS/RISKS SUMMARY


The Policy is a modified premium variable life insurance policy. The Policy is built around its Cash Value. The Cash Value will increase or decrease depending on the investment performance of the Subaccounts, the premiums the Owner pays, the Policy fees and charges NLICA deducts, and the effect of any Policy transactions (such as transfers, withdrawal of excess Cash Value, and loans). NLICA DOES NOT GUARANTEE ANY MINIMUM CASH VALUE. THE OWNER COULD LOSE SOME OR ALL OF HIS OR HER MONEY.


This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. THE DEFINITIONS AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.


                                 POLICY BENEFITS

THE DEATH BENEFIT

As long as the Policy remains in force, NLICA will pay the Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions. So long as the required scheduled premiums are paid, the Death Benefit will not be less than the applicable Guaranteed Minimum Death Benefit.

The Death Benefit is the greatest of:

(1) the applicable Guaranteed Minimum Death Benefit for the Policy;

(2) the Face Amount of the Policy plus the amount by which the Cash Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or

(3) the Cash Value on the date of death times the Death Benefit Factor for the Insured's sex (if applicable), Attained Age, and Premium Class.


There are two Death Benefit options under the Policy - the Basic Death Benefit Option and the Increasing Death Benefit Option. (The Increasing Death Benefit Option is subject to certain availability restrictions.) The applicable Guaranteed Minimum Death Benefit depends upon which Death Benefit the owner chooses. Under each of the Death Benefit options, the Guaranteed Minimum Death Benefit is as follows:


    Basic Death Benefit Option:         the Face Amount of the Policy;

    Increasing Death Benefit Option:    the Face Amount of the Policy plus the
                                        sum of all unscheduled premiums received by NLICA as of the date of death.


The Owner chooses at the time of application one of the two Death Benefit options. NLICA will not issue the Policy until the Owner has elected a Death Benefit option. If the Policy is issued with the Basic Death Benefit Option, the Owner may change to the Increasing Death Benefit Option only during the first Policy Year. If the Increasing Death Benefit Option is chosen, the Owner may not change to the Basic Death Benefit Option. A change in Death Benefit option may have tax consequences.


TRANSFERS


The Owner may transfer Cash Value between and among the Subaccounts. We charge $25 for the 5th and each additional transfer during a Policy Year. Transfers between and among the Subaccounts are made as of the date NLICA receives the request. NLICA requires a minimum amount of $100 for each such transfer. (See "Transfers of Cash Value"). We may restrict the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.


LOAN PRIVILEGE


The Owner may obtain Policy loans in a minimum amount of $300 (or such lesser minimum as may be required in a particular state) but total Policy loans may not exceed (1) for Policy Years 1 through 3, 75% of the cash surrender value (Cash Value less any applicable Surrender Charge); and (2) for Policy Years 4 and thereafter, 90% of the cash surrender value. For Policies issued to Virginia residents, the policy loan available in all years will be 90% of the cash surrender value.

At the time of the application for the Policy, the Owner must elect one of two Policy loan interest rate options - either a fixed 8% rate per year or variable rate which will not exceed the greater of 5 1/2 % per year or the Corporate Monthly Bond Yield Average as published by Moody's Investors Service, Inc.

If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. NLICA transfers Cash Value in an amount equal to the loan to NLICA's General Account where it becomes collateral for the loan. The transfer is made pro-rata from each Subaccount. This collateral earns interest at an effective annual rate of 1.5% less than the annual rate then being charged for loans. (See "Loan Privilege.")

Depending upon the investment performance of the Subaccounts, and the amounts borrowed, loans may cause a Policy to Lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences (see "Tax Treatment of Policy Benefits").

WITHDRAWAL OF EXCESS NET CASH VALUE


If the cash surrender value (Cash Value less any applicable Surrender Charge) of the Policy exceeds an amount called the Withdrawal Single Premium (which is the Attained Age net single premium for the Face Amount of the Policy) the Owner may be able to withdraw such excess Cash Value out of the Policy, subject to certain conditions. A withdrawal will reduce the Death Benefit, but not below the Guaranteed Minimum Death Benefit. (See "Withdrawal of Excess Cash Value," below.) A withdrawal may have tax consequences.


SURRENDER OF THE POLICY


The Owner may at any time  surrender  the Policy and receive the entire Net Cash
Surrender  Value.  (See  "Surrender   Privilege.")  A  surrender  may  have  tax
consequences.


ACCELERATED DEATH BENEFIT

Under the Accelerated Death Benefit Rider, an Owner may receive, at his or her request and upon approval by NLICA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a Terminal Illness or is permanently confined to a Nursing Care Facility. NLICA will deduct an administrative charge from the accelerated death benefit at the time it is paid. (See "Accelerated Death Benefit.") The Federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

PERSONALIZED ILLUSTRATIONS

Owners will receive personalized illustrations that reflect their own particular circumstances. These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help Owners compare the Policy to other life insurance policies. These illustrations also show the value of premiums accumulated with interest and demonstrate that the Cash Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years. Therefore, an Owner should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Cash Value.

                                  POLICY RISKS

INVESTMENT RISK

Because the Owner invests Cash Value in one or more Subaccounts, he or she will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease. In addition, NLICA deducts policy fees and charges from the Cash Value, which can significantly reduce the Cash Value. During times of poor investment performance, this deduction will have an even greater impact on the Cash Value. The Owner COULD lose everything he or she invests and the Policy could lapse without value, unless the Owner pays the scheduled premiums under the Policy.


Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective. The negative impact of disruptive trading may result in lower investment performance. We have instituted policies and procedures to deter disruptive trading in an effort to protect Owners from these harms.


RISK OF INCREASE IN CURRENT FEES AND CHARGES

Certain fees and charges are currently assessed at less than their maximum levels. NLICA may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

RISK OF LAPSE

If the Owner does not pay a scheduled premium (after the first scheduled premium) by its due date, the Policy may enter a 61-day Grace Period, beginning from the payment due date. If the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid scheduled premium was due. The Policy generally will not lapse if: (1) scheduled premiums are paid on or before their due dates or within the Grace Period (even if the investment experience of the Subaccounts has been so unfavorable that there is no Cash Value); (2) the Special Premium Payment Provision is in effect (e.g., if the Cash Value exceeds a particular amount), so that the Owner is not required to pay scheduled premiums to keep the Policy in full force (see "Special Premium Payment Provision"); or (3) the Automatic Premium Loan provision is in effect, so that any scheduled premium that has not been paid by the end of the Grace Period will be paid by a Policy loan (see "Automatic Premium Loan").

TAX RISKS


NLICA anticipates that a Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy. An Owner of a Policy issued after October 20, 1988 may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy which should cause the Policy to meet the definition of a life insurance contract. Any Owner contemplating the adoption of such limitations should consult a tax adviser. In addition, if the Owner elects the Accelerated Death Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. The Owner should consult a tax adviser about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy Owner should not be deemed to be in constructive receipt of Cash Value under a Policy until there is a distribution from the Policy. Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply. (See "Federal Income Tax Considerations.")

Under certain circumstances, a Policy issued or materially changed after June 20, 1988 may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. (For further discussion of Modified Endowment Contracts, see "Tax Treatment of Policy Benefits.")

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions from Policies Not Classified as Modified Endowment Contracts.")


WITHDRAWAL AND SURRENDER RISKS

The Surrender Charge under the Policy applies for nine Policy Years after the Policy Date. It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years. A prospective Owner should purchase the Policy only if he or she as the financial ability to keep it in force for a substantial period of time. A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Cash Value in the near future. NLICA designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT. A surrender or withdrawal of excess Cash Value may have tax consequences.

LOAN RISKS

A Policy loan, whether or not repaid, will affect Cash Value over time because NLICA subtracts the amount of the loan from the Subaccounts as collateral and holds it in NLICA's General Account. This loan collateral does not participate in the investment performance of the Subaccounts. NLICA reduces the amount it pays on the death of the Insured by the amount of any outstanding Policy loans and accrued interest. A loan may have tax consequences. In addition, if a Policy which is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

                                 PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

                                    FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Cash Value among the Subaccounts.

------------------------------------------------------------------------------------------------------------------------------------
                                                       TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------ ---------------------------------------------------------------------------
                                                                                    AMOUNT DEDUCTED
------------------- ------------------------------------ ---------------------------------------------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------
        CHARGE            WHEN CHARGE IS DEDUCTED             GUARANTEED CHARGE                       CURRENT CHARGE
------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ----------------------------------------------------------------------------------------------------------------
MAXIMUM
CHARGE IMPOSED
ON PREMIUMS
(PREMIUM
EXPENSE
CHARGE):
------------------- ----------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------
Premium Tax         Upon receipt of each premium       0-4% of each scheduled Base Premium       2.50% of each scheduled Base
Charge 1                    payment                     or unscheduled premium (after             Premium or unscheduled premium
                                                       deducting the premium processing           (after deducting the premium
                                                         charge), depending on the Insured's            processing charge)
                                                                  state of residence
------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------
Sales Charge        Upon receipt of each premium          5.00% of each scheduled Base          5.00% of each scheduled Base
                             payment                     Premium or unscheduled premium        Premium or unscheduled premium
                                                            (after deducting the premium          (after deducting the premium
                                                                  processing charge)                    processing charge)
------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------
Premium              Upon receipt of each premium        $1.00 from each premium payment       $1.00 from each premium payment
Processing Charge            payment
------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ----------------------------------------------------------------------------------------------------------------
MAXIMUM
DEFERRED
SURRENDER
CHARGE:
------------------- ----------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------
Contingent           Upon surrender or lapse during the    During Policy Year 5, 9.00% of the    During Policy Year 5, 9.00% of the
Deferred                     first 9 Policy Years           lesser of: (1) the total premiums     lesser of: (1) the total premiums
Sales Charge 2                                                paid, less premium processing         paid, less premium processing
                                                            charges, to the date of surrender     charges, to the date of surrender
                                                           or lapse; or (2) the scheduled Base   or lapse; or (2) the scheduled Base
                                                            Premiums payable up to such date      Premiums payable up to such date
                                                             (or would have been payable up to     (or would have been payable up to
                                                              such date if the Special Premium      such date if the Special Premium
                                                               Payment Provision has been in         Payment Provision has been in
                                                                       effect)                               effect)
------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------

Contingent          Upon surrender or lapse during the     During Policy Years 1-5, $5.00 per    During Policy Years 1-5, $5.00 per
Deferred                    first 9 Policy Years            $1,000 of Face Amount                   $1,000 of Face Amount
Administrative
Charge 3

------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------

SHORT-TERM          Upon transfer of Subaccount value       1% of the amount transferred from    1% of the amount transferred from
TRADING FEE4        out of a Subaccount within 60 days      the Subaccount within 60 days of     the Subaccount within 60 days of
                    after allocation to that Subaccount     allocation to that Subaccount         allocation to that Subaccount

------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------

TRANSFER FEES 5             Upon Transfer                       $25 per transfer                      $25 per transfer

------------------- ------------------------------------ ------------------------------------- -------------------------------------
------------------- ------------------------------------ ------------------------------------- -------------------------------------
ACCELERATED DEATH   Upon surrender or lapse during the                   $250                                  $100
RIDER                      first 9 Policy Years
------------------- ------------------------------------ ------------------------------------- -------------------------------------

-----------------
1 NLICA does not deduct a premium tax charge in jurisdictions that impose no premium tax.

2 Beginning in the 6th Policy Year, the Contingent Deferred Deferred Sales Charge decreases each Policy Year to 0% after the 9th Policy Year.

3 Beginning in the 6th Policy Year, the Contingent Deferred Administrative Charge decreases each Policy Year to $0 after the 9th Policy Year.


4 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

5 We do not assess a transfer charge for the first 4 transfers each Policy Year.

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
---------------------- ----------------------------------- -------------------------------------------------------------------------
                                                                                             AMOUNT DEDUCTED
---------------------- ----------------------------------- -------------------------------------------------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
       CHARGE             WHEN CHARGE IS DEDUCTED                GUARANTEED CHARGE                      CURRENT CHARGE
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
COST OF INSURANCE:1      On Policy Date and monthly on      $0.06 - $458.71 per $1,000 of Net     $0.05 - $121.67 per $1,000 of Net
 Minimum and Maximum       Policy Processing Day               Amount at Risk per month             amount at Risk per month
 Charge
-------------------------------------------------------- ------------------------------------- ------------------------------------
-------------------------------------------------------- ------------------------------------- ------------------------------------
 Charge for a male      On Policy Date and monthly on      $0.28 per $1,000 of Net Amount at     $0.25 per $1,000 of Net Amount at
 Insured, Attained         Policy Processing Day                    Risk per month                       Risk per month
 Age 45, in the
 nonsmoker Premium
 Class
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
FIRST YEAR POLICY      On Policy Date and monthly on                      $5.00                                 $5.00
CHARGE 2                Policy Processing Day
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
MONTHLY                On Policy Date and monthly on       $3.25 plus $0.015 per $1,000 of       $3.25 plus $0.015 per $1,000 of
ADMINISTRATION         Policy Processing Day                     Face Amount                           Face Amount
CHARGE
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------


MINIMUM DEATH          On Policy Date and monthly on      $0.01 per $1,000 of the Guaranteed     $0.01 per $1,000 of the Guaranteed
BENEFIT GUARANTEE         Policy Processing Day                Minimum Death Benefit                 Minimum Death Benefit
CHARGE 3
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
MORTALITY AND                 Daily                        Annual rate 0.60% of the average       Annual rate 0.60% of the average
EXPENSE                                                    daily net assets of each Subaccount        daily net assets of each
RISK CHARGE                                                      the Owner is invested in         Subaccount the Owner is invested
                                                                                                             in
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
ASSET CHARGE                 Daily                          Annual rate of 0.50% of the average       Annual rate of 0.25% of the
AGAINST THE ZERO                                             daily net assets of the Zero Coupon    average daily net assets of the
COUPON BOND                                                        Bond Subaccount                   Zero Coupon Bond Subaccount
SUBACCOUNT 4
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
---------------------- ----------------------------------- ------------------------------------- -----------------------------------
LOAN INTEREST CHARGE 5   On Policy Anniversary or earlier,  Fixed annual rate of 8.00% or a       Fixed annual rate of 8.00% or a
                             as applicable 6                 variable loan interest rate equal    variable loan interest rate equal
                                                              to the greater of 5.50% or the      to the greater of $5.50 or the
                                                               Moody's Corporate Bond Yield        Moody's Corporate Bond Yield
                                                            Average-Monthly Average Corporates      Average-Monthly Average
                                                                                                             Corporates



---------------------- ----------------------------------- ------------------------------------- -----------------------------------


--------------------

1 Cost of Insurance Charges vary based on the Insured's Attained Age, sex, Premium Class, and Net Amount at Risk. The Cost of Insurance Charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the guaranteed Cost of Insurance Charge applicable to the Policy, and more detailed information concerning the Owner's Cost of Insurance Charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLICA will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.

2 NLICA only deducts the First Year Policy Charge on the first 12 Policy Processing Days.
3 For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the Minimum Death Benefit Guarantee Charge is $0.50 per month.
4 NLICA will not impose this charge if an Owner is not invested in the Zero Coupon Bond Subaccount.
5 The maximum guaranteed net cost of loans is 1.50% annually (after offsetting the interest NLICA guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate).

6 While a policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, policy termination, or the Insured's death.




------------------------------------------------------------------------------------------------------------------------------------
                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
------------------------ --------------------------------- -------------------------------------------------------------------------
                                                                                     AMOUNT DEDUCTED
------------------------ --------------------------------- -------------------------------------------------------------------------
------------------------ --------------------------------- ------------------------------------- -----------------------------------
          CHARGE             WHEN CHARGE IS DEDUCTED             GUARANTEED CHARGE                      CURRENT CHARGE
------------------------ --------------------------------- ------------------------------------- -----------------------------------
------------------------ -----------------------------------------------------------------------------------------------------------
OPTIONAL CHARGES 1
------------------------ -----------------------------------------------------------------------------------------------------------
------------------------ -------------------------------- -------------------------------------- -----------------------------------
Accidental Death          Payable with the scheduled       Annual rate of $0.86 - $3.89 per      Annual rate of $0.86 - $3.89 per
Benefit Rider:                 premium payment             $1,000 of rider coverage amount       $1,000 of rider coverage amount
                                                            added to each scheduled premium       added to each scheduled premium
                                                                         payment                               payment
 Minimum and              If the Special Premium Payment   If the Special Premium Payment        If the Special Premium Payment
 Maximum Charge           Provision is in effect, on       Provision is in effect, an annual     Provision is in effect, an annual
                          the Policy Processing Day a      rate of $0.80 - $3.60 per $1,000 of   rate of $0.80 - $3.60 per $1,000
                          scheduled premium otherwise       rider coverage amount                    of rider coverage amount
                               would be due
------------------------ -------------------------------- -------------------------------------- -----------------------------------
------------------------ -------------------------------- -------------------------------------- -----------------------------------

 Charge for an            Payable with the scheduled      $0.91 per $1,000 of rider coverage    $0.91 per $1,000 of rider coverage
 Insured, Issue Age           premium payment             amount added to each scheduled        amount added to each scheduled
 32, assuming                                                   premium payment                       premium payment
 monthly scheduled
 premium payments
 and the Special
 Premium Payment
 Provision is not
 in effect

------------------------ -------------------------------- -------------------------------------- -----------------------------------
------------------------ -------------------------------- -------------------------------------- -----------------------------------
Disability Waiver of     Payable with the scheduled       Annual rate of $0.17 - $5.32 per       Annual rate of $0.17 - $5.32 per
Premium Benefit Rider:          premium payment           $1,000 of Face Amount added to each     $1,000 of Face Amount added to
                                                               scheduled premium payment          each scheduled premium payment
 Minimum and             If the Special Premium Payment   If the Special Premium Payment         If the Special Premium Payment
 Maximum Charge             Provision is in effect,       Provision is in effect, an annual      Provision is in effect, an annual

                         on the Policy Processing Day a   rate of $0.16 - $4.92 per $1,000 of    rate of $0.16 - $4.92 per $1,000
                         scheduled premium otherwise                 Face Amount                         of Face Amount
                                would be due

------------------------ -------------------------------- -------------------------------------- -----------------------------------
------------------------ -------------------------------- -------------------------------------- -----------------------------------
 Charge for an           Payable with the scheduled      Annual rate of $0.03 per $1,000 of    Annual rate of $0.03 per $1,000 of
 Insured, Issue Age        premium payment               Face Amount added to each scheduled        Face Amount added to each
 34, assuming                                                  premium payment                  scheduled premium payment
 monthly scheduled
 premium payments
 and the Special
 Premium Payment
 Provision is not
 in effect
------------------------ -------------------------------- -------------------------------------- -----------------------------------
------------------------ -------------------------------- -------------------------------------- -----------------------------------
Guaranteed Purchase      Payable with the scheduled       Annual rate of $0.68 - $2.60 per      Annual rate of $0.68 - $2.60 per
Option Rider:                    premium payment            $1,000 of rider coverage amount       $1,000 of rider coverage amount
                                                            added to each scheduled premium       added to each scheduled premium
                                                                         payment                               payment
 Minimum and             If the Special Premium Payment    If the Special Premium Payment        If the Special Premium Payment
 Maximum Charge           Provision is in effect, on the   Provision is in effect, an annual     Provision is in effect, an annual
                         Policy Processing Day a           rate of $0.63 - $2.40 per $1,000 of   rate of $0.63 - $2.40 per $1,000
                         scheduled premium otherwise       rider coverage amount                    of rider coverage amount
                              would be due
------------------------ -------------------------------- -------------------------------------- -----------------------------------

----------------
1 Charges for the Accidental Death Benefit, Disability Waiver of Premium Benefit, and Guaranteed Purchase Option Riders may vary based on the Insured's Issue Age, Premium Class, premium mode, Face Amount, and rider coverage amount. The rider charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the rider charges applicable to the Owner's Policy, and more detailed information concerning these rider charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLICA will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested.



------------------------------------------------------------------------------------------------------------------------------------
                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
------------------------ -------------------------------- --------------------------------------------------------------------------
                                                                                        AMOUNT DEDUCTED
------------------------ -------------------------------- --------------------------------------------------------------------------
------------------------ -------------------------------- -------------------------------------- -----------------------------------
       CHARGE               WHEN CHARGE IS DEDUCTED           GUARANTEED CHARGE                      CURRENT CHARGE
------------------------ -------------------------------- -------------------------------------- -----------------------------------
------------------------ -------------------------------- -------------------------------------- -----------------------------------
 Charge for an             Payable with the scheduled      $0.06 per $1,000 of rider coverage    $0.06 per $1,000 of rider coverage
 Insured Issue Age 0           premium payment                    amount per month                      amount per month
 assuming monthly
 scheduled premium
 payments, the
 Special Premium
 Payment Provision
 is not in effect and
 the Policy has the
 Disability Waiver of
 Premium Rider
------------------------ -------------------------------- -------------------------------------- -----------------------------------


The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2003, that an Owner will pay periodically during the time that he or she owns the Policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


------------------------------------------------------------------------------------------------- ----------------- --- ------------
                                                                                                      MINIMUM               MAXIMUM
------------------------------------------------------------------------------------------------- ----------------- --- ------------
------------------------------------------------------------------------------------------------- ----------------- --- ------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets,           0.47%        -        1.49%
including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)

------------------------------------------------------------------------------------------------- ----------------- --- ------------


The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

Fidelity VIP Fund - VIP Overseas Portfolio: Initial Class R
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R


                                   THE POLICY


The Modified Premium Variable Life Insurance Policy offered by this prospectus is issued by NLICA. The Policy is similar in many ways to a fixed benefit life insurance policy. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy will not lapse if scheduled premiums are paid and the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value which is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may and the Cash Value will increase or decrease to reflect the investment performance of any Subaccounts to which Cash Value is allocated. There is no guaranteed minimum Net Cash Surrender Value. If scheduled premium payments are not made, then, after a Grace Period, the Policy will lapse without value. (See "Policy Duration.") However, if the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Cash Value exceeds a particular amount. (See "Special Premium Payment Provision.") If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax. (See "Federal Income Tax Considerations.")


The Policy is called "modified premium" because while there is a fixed schedule for premium payments, the Owner may, subject to certain restrictions, make additional unscheduled payments.


The Policy is designed to provide lifetime insurance benefits and long-term investment of Cash Value. A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.


This Policy is issued for Insureds with Issue Ages 0-85. The minimum Face Amount is $50,000.

NLICA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Cash Value. To obtain more information about these other policies, contact NLICA's Service Center or the Owner's agent.

                     THE COMPANY, SEPARATE ACCOUNT AND FUNDS

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA

NLICA is a stock life insurance company. NLICA is located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. NLICA's Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLICA may issue.

The assets of the Separate Account are owned by NLICA. However, these assets are held separate from other assets and are not part of NLICA's General Account. NLICA is obligated to pay all benefits under the Policies. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLICA may conduct. NLICA may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Cash Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLICA. NLICA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.


The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under federal securities laws.


The Separate Account has Subaccounts which each invest exclusively in Portfolios of one of the Funds. The Zero Coupon Bond Subaccount invests exclusively in units of the Zero Trust.

NLICA reserves the right to make structural and operational changes affecting the Separate Account. (See "Addition, Deletion, or Substitution of Investments.")

NLICA DOES NOT GUARANTEE ANY MONEY THAT THE OWNER PLACES IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. THE OWNER COULD LOSE SOME OR ALL OF HIS OR HER MONEY.

THE FUNDS


Each of the Funds offered in this Policy is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio or the Zero Trust. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix B: Portfolio Information" later in this prospectus.


THESE PORTFOLIOS (INCLUDING THE ZERO TRUST) ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND NLICA MAKES NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

THE STRIPPED ("ZERO") U.S. TREASURY SECURITIES FUND, NATIONWIDE PROVIDENT SERIES
A


The Zero Coupon Bond Subaccount invests in units of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A, a unit investment trust registered with the SEC as such under the 1940 Act. The Zero Trust consists of one series with a maturity date of February 15, 2006. The objective of the Zero Trust is to provide safety of capital and a high yield to maturity through investment in the fixed series consisting primarily of debt obligations issued by the United States of America that have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States, and receipts and certificates for such stripped debt obligations and coupons. A brief summary of the securities purchased by the Zero Trust is set forth below. More detailed information may be found in the current prospectus for the Zero Trust.

Since the U.S. Treasury securities have been stripped of their unmatured interest coupons, they are purchased at a deep discount. If held to maturity, the amounts invested by the Zero Trust would grow to the face value of the U.S. Treasury securities and therefore, a compound rate of growth to maturity could be determined for the Zero Trust units at the time of purchase. The rate of return experienced by Policy Owners however is lower due to the deduction of certain charges described under "Charges and Deductions," especially the charge for mortality and expense risks and the transaction charge against the Zero Coupon Bond Subaccount. Because the value of the Zero Trust's units vary on a daily basis to reflect market values, no net rate of return can be calculated prospectively for units not held until maturity.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPFS") serves as sponsor for the Zero Trust. Because the series invests in a fixed portfolio, there is no investment manager. As sponsor, MLPFS sells units of the Zero Trust to the Zero Coupon Bond Subaccount. The price of these units includes a transaction charge which is not paid by the Zero Coupon Bond Subaccount upon acquisition. Rather, the transaction charge is paid directly by NLICA to MLPFS out of NLICA's General Account assets. The amount of the transaction charge paid is limited by agreement between NLICA and MLPFS and will not be greater than that ordinarily paid by a dealer for similar securities. NLICA is reimbursed for the transaction charge paid through a daily asset charge which is made against the assets of the Sub-Accounts. (See "Mortality and Expense Risk Charge - Asset Charge Against Zero Coupon Bond Subaccount.")


Units of the Zero Trust are disposed of to the extent necessary for NLICA to provide benefits and make reallocations under the Policies. MLPFS intends, but is not contractually obligated, to maintain a secondary market in Zero Trust units. As long as a secondary market exists, NLICA will sell such units to MLPFS at the sponsor's repurchase price. Otherwise, units will be redeemed at the Zero Trust's redemption price, which is typically a lower amount.

Thirty days prior to the maturity date of the securities contained in a series of the Zero Trust, an Owner who has allocated Net Premiums to the Zero Coupon Bond Subaccount investing in that series will be notified and given the opportunity to select the Subaccount into which the Cash Value attributable thereto should be reallocated. If no instructions are received from the Owner by NLICA within the 30-day period, the amount in the Zero Coupon Bond Subaccount will be transferred to the Money Market Subaccount.

ADDITIONAL INFORMATION ABOUT THE FUNDS AND PORTFOLIOS

No one can assure that any Portfolio or the Zero Trust will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios and the Zero Trust, the expenses of the Portfolios and the Zero Trust, the risks attendant to investing in the Portfolios and the Zero Trust and other aspects of the Funds' and the Zero Trust's operations can be found in the current prospectus for each Fund and the Zero Trust and the current Statement of Additional Information for the Funds. The Funds' and the Zero Trust's prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Cash Value among the Subaccounts.

NLICA (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLICA. These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay NLICA or an affiliate more than others. NLICA also may receive 12b-1 fees.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS


Where permitted by applicable law, NLICA reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1. Remove, combine, or add Subaccounts and make the new Subaccounts available to the Owner at NLICA's discretion;

2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLICA's discretion;

3. Substitute or close Subaccounts to allocations of premiums or Cash Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLICA's discretion;

4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.


The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added.

Policy Owners will receive notice of any such changes that affect their Policy. Additionally, not all of the Portfolios are available in every state.


The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. NLICA will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. NLICA will notify the Owner of any changes.

                    DETAILED DESCRIPTION OF POLICY PROVISIONS

DEATH BENEFIT


General. As long as the Policy remains in force, the Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option. The Proceeds will be determined as of the date of the Insured's death and will be equal to:

1. the Death  Benefit;  plus
2. any additional benefits due under a supplementary benefit rider attached to the Policy; minus
3. any loan and accrued loan interest on the Policy; minus
4. any overdue deductions if the death of the Insured occurs during the Grace Period.

The Proceeds may be paid in cash or under one of the Settlement Options set forth in the Policy.


Death Benefit Options.  The Policy provides two Death Benefit options.

Under the Basic Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7 1/2% Special Premium Payment Single Premium; or (3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

Under the Increasing Death Benefit Option, the Death Benefit is equal to the greatest of: (1) the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLICA as of the date of death; (2) the Face Amount of the Policy plus the amount by which the Cash Value of the Policy on the date of death exceeds the appropriate 7 1/2% Special Premium Payment Single Premium; or
(3) the Cash Value of the Policy on the date of death times the Death Benefit Factor shown in the Policy for the Insured's sex (if applicable), Attained Age and Premium Class.

The Death Benefit is increased by the portion of any scheduled premium payment which applies to a period of time beyond the date of death. The amount payable is reduced by any policy loans and accrued interest and, if the Insured dies during the Grace Period, by that part of any required but unpaid scheduled premium which applies to a period prior to the date of death. The amount remaining after these adjustments is the Proceeds at death paid to the Beneficiary at the Insured's death.

Availability of Death Benefit Options. The Death Benefit option is chosen by the Owner at the time of application for the Policy. If the Policy is issued with the Basic Death Benefit, the Owner may change to the Increasing Death Benefit only during the first Policy Year. Once the Increasing Death Benefit has been chosen, the Owner may not subsequently change to the Basic Death Benefit. Changing the Death Benefit option may result in a change in Face Amount, and may have adverse tax consequences. A tax adviser should be consulted before changing the Death Benefit option.


The Guaranteed Minimum. As long as required scheduled premiums are paid, the Death Benefit is guaranteed never to be less than the applicable Guaranteed Minimum Death Benefit for the Policy. For a Policy with the Basic Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy. For a Policy with the Increasing Death Benefit, the Guaranteed Minimum Death Benefit is equal to the Face Amount of the Policy plus the sum of all unscheduled premiums received by NLICA as of the date of death.

How the Death Benefit May Vary. For purposes of determining the Cost of Insurance Charge, the Death Benefit is determined on each Policy Processing Day based on the Cash Value of the Policy (see "How the Cash Value May Vary," below). The Death Benefit will be adjusted to the date of death. The Death Benefit and the Proceeds payable at the Insured's death, therefore, depend on the Cash Value of the Policy when the Insured dies. Favorable investment experience and premium payments in excess of scheduled premiums may result in an increase in the Death Benefit. Unfavorable investment experience may result in decreases in the Death Benefit, but never less than the Face Amount of the Policy. The Death Benefit will also vary depending upon whether the Basic Death Benefit or the Increasing Death Benefit applies.

Accelerated Death Benefit. Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when:
(1) the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or (2) the Insured has been confined to a Nursing Care Facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.


There is no additional charge for this rider. However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.


CASH VALUE

The Cash Value is not guaranteed. Unless there is an outstanding policy loan, the total Cash Value of the Policy at any time is the sum of the Cash Values of the Subaccounts. If there is an outstanding loan, the total Cash Value equals the Cash Value in the General Account attributable to the loan plus the Cash Values of the Separate Account.

As described below, the Cash Value of each Subaccount may increase or decrease daily depending on the investment experience of the Subaccounts, the deduction of charges from the Cash Value, and any other transactions (e.g., transfers, withdrawals, and loans). Although the Policy offers the possibility of Cash Value appreciation, there is no assurance that such will occur. It is also possible, due to poor investment experience, for the Cash Value to decline to zero. NLICA does not guarantee a minimum Cash Value. Therefore, the Owner bears all the investment risk on the Cash Value.


How the Cash Value May Vary. The Cash Value of each Subaccount on the Policy Date is the portion of the Net Premium allocated to that Subaccount reduced by the portion of the Monthly Deduction on the first Policy Processing Day allocated to that Subaccount. Thereafter, the Cash Value of each Subaccount changes on each Valuation Day.

The Cash Value of each Subaccount reflects a number of factors, including the investment performance of the Portfolio or the Zero Trust, the receipt of scheduled and unscheduled premium payments, transfers from and to other Subaccounts, transfers to and from the General Account for a policy loan and repayment, any withdrawal of excess Cash Value, the Monthly Deductions from Cash Value, and the daily charges against the Subaccounts. For a Policy having the Increasing Death Benefit where unscheduled premiums are paid, the Cash Value may be slightly lower than that of the same Policy having the Basic Death Benefit.

Net Investment Factor. Each Subaccount has its own net investment factor. The net investment factor measures the investment performance of a Subaccount from one Valuation Day to the next. The factor increases to reflect investment income and capital gains, realized and unrealized, for the securities of the underlying Portfolio or the Zero Trust. The factor decreases to reflect any capital losses, realized and unrealized, for the securities of the underlying Portfolio or the Zero Trust.

The asset charge for mortality and expense risks and the transaction charge for the Zero Coupon Bond Subaccount is deducted in determining the applicable net investment factor.

A description of how the net investment factor is determined and how it is reflected in the Cash Value of the Policy is set forth in Appendix A on Page A-1.


PAYMENT AND ALLOCATION OF PREMIUMS


Scheduled Premiums. Scheduled premiums are payable during the Insured's lifetime on an annual basis or, if elected, more frequently. If the Owner submits a premium payment to his or her agent, NLICA will not begin processing the premium until NLICA receives it from the agent's broker-dealer. The scheduled premium is a level amount that does not change until the Premium Change Date (see "Premium Change Date"). If all required scheduled premiums are paid when due, the Policy will not lapse, even if adverse investment experience results in no Cash Value. If the Special Premium Payment Provision is in effect, scheduled premiums do not have to be paid for the Policy to stay in full force. (See "Special Premium Payment Provision".) If that provision is not in effect, scheduled premiums must be paid to keep the Policy in full force. (See "Grace Period for Payment of Scheduled Premiums.")

Amount of Scheduled Premiums. The amount of scheduled premiums depends on the Face Amount of the Policy, the age of the Insured, the Insured's sex and Premium Class and the frequency of premium payments. The amount of scheduled premiums payable on Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans depends on all of the preceding factors except for the sex of the Insured.

For purposes of calculating premium rates, there are three groupings or "bands" of Face Amount. Each band has a different set of premium rates per $1,000 of Face Amount. The bands are: $50,000 - 99,999; $100,000 - 249,999; $250,000 and
over. Generally, the premium rates per $1,000 of Face Amount will be lower for Policies in a higher Face Amount band. Premiums generally are higher for Policies issued for older Insureds. Premiums also are generally higher for male Insureds than comparable female Insureds. The Premium Classes available are Standard, Non-Smoker, Non-Smoker with Extra-Premium and Extra-Premium. Lower premiums are charged to non-smokers who are at least 22 years of age (21 years of age for Policies issued to residents of Texas). Since there is no Non-Smoker class for Insureds under the age of 22, shortly before an Insured attains age 22, NLICA may notify the Insured about possible classification as a Non-Smoker. If the Insured does not qualify for the Non-Smoker class or does not respond to the notification, the Insured's Premium Class will remain Standard and the monthly deduction for cost of insurance will be based on Smoker mortality tables (see "Cost of Insurance"). If the Insured does respond to the notification and qualifies as a Non-Smoker, the scheduled premium for the Policy will be reduced and the monthly deduction for cost of insurance will be based on Non-Smoker mortality tables. Additional premiums are charged for a Policy with an extra-premium class and for any
supplementary   insurance  benefits.   In  certain  situations,   such  as  term
conversions, where less than normal underwriting expenses are incurred, NLICA may allow a credit toward the first scheduled premium.

Representative annual Base Premium amounts payable from the Policy Date until the Premium Change Date for Non-Smoker and Standard Premium Classes are shown in the following table:


                                    $50,000 Face Amount     $100,000 Face Amount
                                  Non-Smoker   Standard  Non-Smoker   Standard
Male, Issue Age 25..............    395.50      503.50     765.00       982.00
Female, Issue Age 35............    508.50      594.00     991.00     1,163.00
Male, Issue Age 45..............    905.00    1,216.00   1,783.00     2,405.00
Female, Issue Age 55............  1,236.50    1,442.00   2,445.00     2,856.00


Premiums are payable on an annual, semi-annual or quarterly basis. Premiums are payable monthly under the Automatic Payment Plan where the Owner authorizes NLICA to withdraw premiums from the Owner's checking account each month. If premiums are payable under the Automatic Payment Plan and such plan is terminated, the premium payment frequency will be changed to quarterly. The Owner may make deposits into a Premium Deposit Fund Account (PDF Account). If the Owner has a PDF Account, NLICA will automatically apply the amount in such account toward payment of the scheduled premium due on the premium due date. Any amounts held in a PDF Account earn interest at a fixed rate which will be declared by NLICA from time to time.


If scheduled premiums are paid more often than annually, the aggregate yearly premium will be higher. Although it is not guaranteed that Owners who pay premiums annually and those who pay more frequently than annually will achieve the same Cash Values, the higher premium for those who pay premiums more frequently is intended to decrease the likelihood that the Cash Values for such Owners will be significantly different than those of annual payors.

Since NLICA deducts a premium processing charge of $1.00 from each premium payment, Policies for which premiums are paid more frequently than annually will incur higher aggregate premium processing charges than Policies with premiums paid annually (see "Premium Processing Charge").


The following table compares annual and monthly premiums for Insureds who are in the Non-Smoker Premium Class. Note that in these examples the sum of 12 monthly premiums for a particular Policy is approximately 106% of the annual premium for the Policy.


                                   $50,000 Face Amount    $100,000 Face Amount
                                 Monthly      Annual     Monthly      Annual

Male, Issue Age 25..............   34.80      395.50      67.32       765.00
Female, Issue Age 35............   44.75      508.50      87.21       991.00
Male, Issue Age 45..............   79.64      905.00     156.90     1,783.00
Female, Issue Age 55............  108.81    1,236.50     215.16     2,445.00


Unscheduled Premiums. The Owner may make unscheduled premium payments at any time, subject to certain minimum and maximum limitations. The minimum unscheduled premium payment is $25. The maximum unscheduled premium which NLICA will accept in any Policy Year, without prior approval, is a multiple of the scheduled annual Base Premium, based on the Attained Age of the Insured, as shown in the following table.

                                      Multiple of Scheduled
                                           Base Premium
                   Attained Age
                       0-59                     10
                      60-65                     8
                      66-70                     6
                      71-75                     5
                      76-80                     4
                      81-85                     3
                       86+                      2

The Owner may plan to pay on a regular basis a premium amount in excess of the scheduled premium. NLICA will show this additional amount as payable on the premium notice. However, only the required scheduled premium shown on such notice must be paid to keep the Policy in full force.


The Cash Value of the Policy will immediately increase as of the date an unscheduled premium payment is received. This will increase the likelihood that the Special Premium Payment Provision will go into effect earlier than it otherwise would. If unscheduled premium payments are made, the Special Premium Payment Provision may go into effect slightly later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit. Of course, the Cash Value may subsequently increase or decrease depending upon the investment experience of the Subaccounts to which the net unscheduled premium is allocated. Depending upon the circumstances, the Death Benefit may or may not increase when an unscheduled premium payment is received.

If the Special Premium Payment Provision has been in effect and scheduled premiums have been skipped, then payment of unscheduled premiums increases the total premiums paid and therefore can increase the amount of the Surrender Charge.


Premium Change Date. Each Policy sets forth a scheduled premium amount payable on the Policy Date and on each subsequent premium due date until the Premium Change Date. Each Policy also sets forth a higher premium amount payable on and after the Premium Change Date. The Premium Change Date is the Policy Anniversary nearest the Insured's Attained Age 70 or the 15th Policy Year, if later. Because of the premium change feature, the scheduled premiums payable before the Premium Change Date are lower than would otherwise be available and NLICA is able to provide a Guaranteed Minimum Death Benefit, as long as scheduled premiums are paid when due.


The higher premium amount specified in the Policy which is payable beginning on the Premium Change Date is based on the following assumptions:

1. no unscheduled premium payments are made;

2. maximum Cost of Insurance Charges are deducted in all Policy Years; and

3. the net rate of return for the chosen Subaccount is 4 1/2%.

Two months prior to the Premium Change Date, NLICA will recompute the scheduled premium amount payable on and after such date, assuming all scheduled premiums due before the Premium Change Date are paid. If the Owner has made unscheduled premium payments, if the Cost of Insurance Charges deducted are less than the maximum charges, if the chosen Subaccount has a net rate of return greater than 4 1/2%, or if any appropriate combination of these factors occurs, the amount of scheduled premiums payable on and after the Premium Change Date will usually be less than the premium amount payable on and after such date as shown in the Policy; in no event will the premium be greater than that shown in the Policy. If unscheduled premium payments are made, for a Policy with the Increasing Death Benefit, the premium payable on and after the Premium Change Date may be slightly higher than it would be for the same Policy with the Basic Death Benefit.


Special Premium Payment Provision. If the "Special Premium Payment Provision" is in effect, the Owner will not be required to pay scheduled premiums to keep the Policy in full force. Generally, this provision will take effect when the Cash Value exceeds a particular amount as described in more detail below.

The Special Premium Payment Provision operates on an annual basis. NLICA will notify the Owner if this provision goes into effect and each year that it stays in effect. To determine whether this provision will take effect for a Policy Year, NLICA will calculate whether the Cash Value on the Policy Processing Day 2 months before each Policy Anniversary, plus any scheduled but unpaid premiums due before the Policy Anniversary, exceeds an amount called the Special Premium Payment Single Premium. This is an amount which if paid as one sum, and given certain assumptions, which are described in the following paragraph, would be sufficient to purchase a single premium life insurance policy at the Insured's Attained Age with a face amount equal to the Policy's Face Amount. If the Cash Value exceeds this amount and if the required scheduled premiums due before the Policy Anniversary are paid, then the Special Premium Payment Provision goes into effect on that Policy Anniversary and remains in effect for one year. The Policy will remain in force for that year, regardless of whether the Owner makes premium payments or the Cash Value remains greater than the Special Premium Payment Single Premium (the "SPPSP"). If any premium payments are paid while the Special Premium Payment Provision is in effect, they will be considered unscheduled premium payments. Therefore, any premiums for supplemental benefits and extra-premium class will not be deducted from such premium payments. Instead, while the Special Premium Payment Provision is in effect, a portion of the premiums for supplemental benefits and extra-premium class will be deducted from the Cash Value at the premium frequency in effect (see "Supplementary Benefit Charge").

The assumptions on which the SPPSP is based are:

1. Current cost of insurance rates;

2. Expense charges described herein;

3. A Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

4. An amount sufficient to cover the cost of any supplementary benefits and extra-premium class; and 5. An assumed interest rate.


The assumed interest rate is 7.5% if the Special Premium Payment Provision was not in effect for the prior Policy Year, and is 9% if the provision was in effect for the prior Policy Year. Since the 7.5% assumed interest rate results in a higher SPPSP than when the 9% assumed interest rate is used, it is possible for the provision to stay in effect when the factors affecting Cash Value are less favorable than necessary initially to trigger the provision.


Since the effectiveness of the Special Premium Payment Provision depends on the amount of Cash Value, it depends upon all the factors that affect Cash Value, such as the investment experience, the amount and frequency of unscheduled premium payments, and the level of actual cost of insurance and other charges. Greater investment performance, payment of unscheduled premiums, and lower cost of insurance and other charges will each tend to increase the likelihood that the provision will go into effect. The provision also depends on the relationship between the Cash Value and the SPPSP, and the SPPSP increases with the Insured's Attained Age. Therefore, for older Insureds the Cash Value must be correspondingly higher to trigger this provision.

The time that the Special Premium Payment Provision goes into effect may also depend upon whether the Policy has the Basic or Increasing Death Benefit Option. Assuming that unscheduled premium payments have been made, for a Policy with the Increasing Death Benefit, the Cash Value may be slightly lower and the SPPSP higher than for the same Policy with the Basic Death Benefit. Therefore, where unscheduled premium payments have been made, the Special Premium Payment Provision may go into effect later for a Policy with the Increasing Death Benefit than it would for the same Policy with the Basic Death Benefit.

For Policies issued to residents of New York State, the determination of whether the Special Premium Payment Provision will take effect is based on whether the Cash Value exceeds the greater of the SPPSP and the Special Premium Payment Tabular Value (the SPPTV).


For a Policy with the Basic Death Benefit, the SPPTV is calculated like the Cash Value of the Policy except that it is based on the following assumptions:


1. Guaranteed (maximum) cost of insurance rates;

2. Expense charges described herein;

3. A net investment return of 4 1/2%;

4. Payment of all scheduled premiums when due; and

5. No unscheduled premium payments or policy loans.


Because these assumptions are more conservative than the assumptions used to calculate the SPPSP, for New York Policies it is somewhat less likely, under certain circumstances, that the Special Premium Payment Provision will go into effect as early as it will for other Policies and New York Policies may require a higher net rate of return in order for the Special Premium Payment Provision to remain in effect for a subsequent year.

Automatic Premium Loan. The Owner may elect the Automatic Premium Loan (APL) provision in the Application for the Policy or by written request after the Policy is issued. The APL provision will be operative only when premiums are payable other than monthly. If the APL provision is operative, any scheduled premium which has not been paid by the end of the Grace Period will be paid by a policy loan within 7 days after the end of such Grace Period, provided the Policy has sufficient loan value and the Special Premium Payment Provision is not in effect. The interest rate charged under the APL provision is the same as that charged for any other Policy loan. (See "Loan Privilege.")

Premium Limitations. The Code provides for exclusion of the Death Benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed such limits. NLICA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, NLICA will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. NLICA will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, NLICA will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's cash surrender value (Cash Value less any applicable Surrender Charge) should still be excludable from gross income.


The maximum premium limitations set forth in the Code depend in part upon the amount of the Death Benefit at any time. As a result, any Policy changes which affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLICA will not effect such change. (See "Federal Income Tax Considerations.") NLICA reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.


Refund of Excess Premium for Modified Endowment Contracts. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLICA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, NLICA will deduct the Cash Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts in the same proportion as the premium was initially allocated to the Subaccounts. The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner. For more information on MECs, see "Federal Income Tax Considerations."


Allocation of Net Premiums. In the Application for the Policy, the Applicant elects to have net scheduled premiums (scheduled Base Premiums less 7 1/2% for sales charge and state premium tax charge, see "Premium Expense Charge,") allocated to one or more Subaccounts. No less than 5% of a Net Premium may be allocated to any chosen Subaccount. The allocation percentages for the chosen Subaccounts must be in whole numbers. This initial allocation will remain in effect until changed by written notification to NLICA.

The allocation percentages in effect for net scheduled premiums will also apply to net unscheduled premium payments (unscheduled premium payments less Premium Expense Charges, see "Premium Expense Charge,") unless NLICA is notified that a different allocation is to be used for that particular unscheduled premium. NLICA must be notified with each unscheduled premium payment whether the allocation percentages for scheduled premiums will be used. NLICA will allocate the first Net Premium to the Subaccounts on the later of the Issue Date of the Policy or the date NLICA receives the payment at its Service Center.


NLICA will allocate subsequent Net Premiums to the Subaccounts as of the date it receives the payment at its Service Center. For premiums paid under the Automatic Payment Plan (pre-authorized check or Electronic Funds Transfer), such will be allocated to the Subaccounts on the date NLICA receives credit for the funds.


New share classes of certain currently available Portfolios may be added as investment options under the Policy. These new share classes may require the assessment of Short-Term Trading Fees.


The values of the Subaccounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Replacement of Existing Insurance. It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. An Owner should compare his or her existing insurance and the Policy carefully. An Owner should replace his or her existing insurance only when he or she determines that the Policy is better for him or her. An Owner may have to pay a surrender charge on his or her existing insurance, and the Policy will impose a new surrender charge period. An Owner should talk to his or her financial professional or tax adviser to make sure the exchange will be tax-free. If an Owner surrenders his or her existing policy for cash and then buys the Policy, the Owner may have to pay a tax, including possibly a penalty tax, on the surrender. Because NLICA will not issue the Policy until NLICA has received an initial premium from the existing insurance company, the issuance of the Policy may be delayed.


DISRUPTIVE TRADING

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners. Short-term trading can result in:

o the dilution of the value of Policy Owners' interests in the Portfolio;

o Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.

Redemption Fees. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:



--------------------------------------------- --------------------------------------------------------------------------------------

Trading Behavior                              Our Response

--------------------------------------------- --------------------------------------------------------------------------------------
--------------------------------------------- --------------------------------------------------------------------------------------

6 or more transfers in one calendar           We will mail a letter to the Policy Owner notifying them that:
quarter                                       (1) they have been identified as engaging in harmful trading practices; and
                                              (2) if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

--------------------------------------------- --------------------------------------------------------------------------------------
--------------------------------------------- --------------------------------------------------------------------------------------

More than 11 transfers in 2 consecutive       We will automatically limit the Policy Owner to submitting transfer requests via U.S.
calendar quarters                             mail.
OR
More than 20 transfers in one calendar year

--------------------------------------------- --------------------------------------------------------------------------------------


Each January 1st, We will start the monitoring anew, so that each Policy starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies. Some investment advisers/representatives manage the assets of multiple NLICA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).


TRANSFERS OF CASH VALUE


Transfers. The Owner may transfer the Cash Value between and among the Subaccounts by making a transfer request to NLICA. The amount transferred must be at least $100, unless the total value in an Subaccount is less than $100, in which case the entire amount may be transferred. The transfer will be effective as of the date of receipt of the transfer request at NLICA's Service Center. We deduct a $25 charge from the amount transferred for the 5th and each additional transfer in a Policy Year. We may restrict the quantity and/or mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Transfer Right for Change in Investment Policy of a Subaccount. If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Cash Value in such Subaccount to another Subaccount without having such transfer count toward the 4 transfers permitted each Policy Year free of charge. However, any such transfer will count as a transfer for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing. Automatic asset rebalancing is a feature which, if elected, authorizes periodic transfers of policy values among Subaccounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may occur at the time of application or at any time after the Policy is issued by properly completing the election form and returning it to NLICA. The election may be revoked at any time. Rebalancing may be done annually. Rebalancing will end when the total value in the Subaccounts is less than $1,000, a transfer is made, or there is a change to the current premium allocation instructions. There is no additional charge for this program. NLICA reserves the right to suspend automatic asset rebalancing at any time, for any class of Policies, for any reason. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.


POLICY DURATION

Grace Period for Payment of Scheduled Premiums. If a scheduled premium is not paid and the Special Premium Payment Provision is not in effect, the Policy will enter a Grace Period. A Grace Period of 61 days from the due date is allowed for payment of scheduled premiums after the first scheduled premium. If the Policy enters a Grace Period, NLICA will mail a notice to the Owner's last known address. The 61-day Grace Period begins on the date of the notice. If scheduled premiums are paid on or before their due dates or within the Grace Period, the Policy will remain in full force even if the investment experience of the Subaccounts designated by the Owner has been so unfavorable that there is no Cash Value. When the Special Premium Payment Provision is not in effect and the Automatic Premium Loan provision is not operative, the failure to pay a scheduled premium by the expiration of the Grace Period will cause the Policy to lapse as of the date the unpaid premium was due. If the Policy lapses, the Owner can surrender the Policy for its Net Cash Surrender Value as of the date of lapse if this is a Valuation Day (otherwise on the Valuation Day next following the date of lapse), apply for reinstatement or continue the insurance as Extended Term Insurance or Reduced Paid Up Insurance. If the Insured dies during the Grace Period, NLICA will pay the Proceeds.

Reinstatement. The Policy may be reinstated within three years from the date the unpaid premium was due if it was not surrendered and the Owner provides Evidence of Insurability. Payment of a premium will be required equal to the greater of:

(a) all unpaid scheduled premiums with interest at 6% per year compounded annually, plus any policy loan and accrued interest as of the end of the Grace Period; or

(b) 110% of the increase in the cash surrender value (Cash Value less any applicable Surrender Charge) resulting from reinstatement plus all overdue premiums for supplementary insurance benefits with interest at 6% compounded annually.

Upon reinstatement the Policy will have the same Cash Value and Death Benefit as if it had not lapsed. The date of reinstatement will be the date NLICA approves the application for reinstatement.

OPTIONS ON LAPSE


Extended Term Insurance (ETI). The Net Cash Surrender Value as of the date this Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy fixed-benefit Extended Term Insurance for the Insured. The amount of insurance will equal the Death Benefit on the date of lapse minus any loan and accrued interest as of that date. The term period will be that which the single premium will provide for the Insured's Attained Age and sex. ETI has a Cash Value but no loan value. ETI will not be available if the Premium Class is Non-Smoker with Extra-Premium or Extra-Premium or the amount of paid up insurance would be greater than the amount of the ETI.

Reduced Paid Up Insurance (RPU). The Net Cash Surrender Value as of the date the Option is applied, plus Monthly Deductions made on any Policy Processing Day on or after the date of lapse, will be used as a single premium to buy that amount of fixed-benefit insurance which will continue for the Insured's lifetime based on the Insured's Attained Age and sex. Reduced Paid Up Insurance has a loan privilege the same as that available for premium paying policies.

NLICA will apply ETI automatically unless it is not available or the Owner selects another option. If ETI is not available, RPU will be automatic. A selected option will be applied on the date NLICA receives written request at its home office; NLICA will apply an automatic option three months after the date of lapse. The option will be effective as of the date of lapse.


EXCHANGE PRIVILEGE

Within 6 months after the effective date of a material change in the investment policy of any chosen Subaccount, the Owner may exchange the Policy for a fixed-benefit whole life insurance policy offered by NLICA on the life of the Insured.


No Evidence of Insurability is required to exercise this privilege. The new policy will have a face amount equal to the Face Amount of the Policy and the same Issue Age, issue date and Premium Class for the Insured as the Policy. Premiums for the new policy will be based on the rates which were in effect for the new policy on the Policy Date for the Policy.


The exchange will be subject to an equitable adjustment to reflect variances, if any, in the Cash Values and dividends of the Policy and the new policy. The method of calculating the adjustment is filed by NLICA with the appropriate state insurance regulatory authorities. Any policy loan and loan interest must be repaid on or before the effective date of the exchange.

LOAN PRIVILEGE


The Owner may borrow from NLICA using the Policy as sole security for the loan. The Owner may borrow up to the difference between the Policy's current Loan Value and any outstanding policy loan and accrued interest. The minimum amount of any policy loan is $300 ($200 for Policies issued to residents of Connecticut), unless used to pay a scheduled premium. During Policy Years 1 through 3, the loan value of the Policy will be 75% of the cash surrender value (Cash Value less any applicable Surrender Charge); during Policy Year 4 and thereafter it will be 90% of the cash surrender value (90% in all years for Policies issued to residents of Virginia).

If on a Policy Anniversary the outstanding policy loan and accrued interest exceeds the cash surrender value, the Policy will terminate 31 days after NLICA mails notice to the Owner and any assignee of record at their last known addresses, unless a payment of the amount of such excess is made within that period. In no event will the required payment exceed the amount of the accrued loan interest plus all due and unpaid scheduled premiums.


While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest. The amount of any outstanding policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Proceeds at death.


Interest Rate. The interest rate charged on policy loans will be either a fixed annual rate of 8% or a variable loan interest rate. The Owner must select one of these rates in the Application for the Policy. If the fixed rate is selected, the Owner may later change to the variable rate. Such change will be effective as of the Policy Anniversary following receipt of written notice by NLICA at its Service Center. The Owner is not permitted to change from the variable rate to the fixed rate.


Interest is due at the end of each Policy Year on the Policy Anniversary. If not paid when due, the interest will be added to the loan and bear interest, beginning 23 days after the Policy Anniversary, at the applicable policy loan interest rate.


Variable Loan Interest Rate. The variable loan interest rate will be determined by NLICA to be effective as of the first day of each January, April, July and October, unless the state in which this Policy is delivered requires the determination to be made less frequently, such as yearly. The maximum interest rate will be the greater of 5 1/2% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service, Inc. (if this average is no longer published, a maximum rate set by state law or by the insurance supervisory official of the state in which the Policy is delivered will apply), for the calendar month ending two months prior to the date of change. If the maximum interest rate for the new period is at least 1/2% lower than the loan interest rate currently being charged, the rate for the new period will be decreased such that it is equal to or less than the maximum interest rate allowed for such period. If the maximum interest rate for the new period is at least 1/2% higher than the loan interest rate currently being charged, NLICA may, at its discretion, increase the rate for the new period to a rate that is no higher than the maximum interest rate allowed for such period. Any decrease in the variable loan rate is required; any increase in the rate is optional. NLICA will not necessarily charge the maximum variable loan interest rate.


Allocation of Loans and Repayments. When a loan is made, a portion of the Cash Value equal to the amount of the loan is transferred from the Subaccounts to NLICA's General Account. Repayment of a loan will result in a transfer back to the Subaccounts. A loan and any repayment will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount as of the date the loan or the repayment is made.

Effect of Loan. A loan taken from, or secured by, a Policy may, in certain circumstances, have adverse federal income tax consequences (see "Federal Income Tax Considerations"). A loan, whether or not repaid, affects the Policy, the Cash Value, the Net Cash Surrender Value, and the Death Benefit. Loan amounts are not affected by the investment performance of the Subaccounts.


Interest Rate Credited. The amount maintained in the General Account will not reflect the investment experience of the Subaccounts during the period the loan is outstanding. Instead, interest will be credited on each Policy Processing Day on the loaned amount at an annual rate 1.50% below the 8% or variable interest rate charged on the policy loan.

Lapse with Loans Outstanding. The amount of an outstanding loan under a Policy plus any accrued interest on outstanding loans is not part of Net Cash Surrender Value. Therefore, the larger the amount of an outstanding loan, the more likely it is that the Policy could lapse. In addition, if the Policy is not a Modified Endowment Policy, lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits.")


WITHDRAWAL OF EXCESS CASH VALUE


The Owner may withdraw excess Cash Value from the Policy if two conditions are met. First, a cash withdrawal may be made only to the extent that the cash surrender value (the Cash Value minus any applicable surrender charge) is at least $300 more than an amount called the "Withdrawal Single Premium," which depends on the Insured's Attained Age. Second, a cash withdrawal may be made only if the amount withdrawn does not reduce the Policy's net loan value (Loan Value less existing policy loan and accrued interest) to zero. (See "Loan Privilege.") Upon request, NLICA will tell the Owner how much may be withdrawn.


NLICA will process each withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the request. NLICA generally will pay a withdrawal request within seven days after the Valuation Day when NLICA receives the request. NLICA may postpone payment of withdrawals under certain conditions.

No more than four withdrawals may be made in a Policy Year. A withdrawal cannot be made for less than $300. Withdrawals cannot be repaid except as premium payments, subject to Premium Expense Charges (see "Premium Expense Charge") and any applicable limits on premium payments (see "Payment and Allocation of Premiums"). If the Owner does not specify an allocation for the withdrawal, it will be allocated among the Subaccounts based upon the net Cash Value of each Subaccount on the date of the withdrawal.

Calculation of Withdrawal Single Premium. The Withdrawal Single Premium is based on:

(1) Current cost of insurance rates;

(2) Expense charges described herein;


(3) A Death Benefit equal to the applicable Guaranteed Minimum Death Benefit for the Policy;

(4) An interest rate of 7 1/2%; and

(5) An amount sufficient to cover the cost of additional premiums for supplementary benefits and extra-premium class.





The Withdrawal Single Premium is the same as the Special Premium Payment Single Premium ("SPPSP") using the 7.5% assumed rate (examples of the 7 1/2% SPPSP are listed in Examples A and B), which is used to calculate whether the Special Premium Payment Provision goes into effect. Generally a withdrawal of excess cash cannot be made unless the Special Premium Payment Provision is in effect. There may be limited situations, however, where a cash withdrawal can be made although the Special Premium Payment Provision is not in effect, because the cash surrender value (Cash Value less any applicable Surrender Charge) may have increased since the SPPSP was last calculated. In addition, the Special Premium Payment Provision may be in effect during periods when cash withdrawals may not be made, for several reasons including: (1) the withdrawal provision depends on whether the cash surrender value exceeds the Withdrawal Single Premium, whereas the Special Premium Payment Provision depends on whether a larger amount, the Cash Value, exceeds the SPPSP; (2) the withdrawal provision is based on the 7.5% SPPSP, whereas a smaller amount, the 9% SPPSP, is used to determine if the Special Premium Payment Provision will remain in effect for another year once it is in effect; and (3) since the minimum cash withdrawal is $300, cash withdrawals are permitted only if the cash surrender value is at least $300 greater than the Withdrawal Single Premium.


For Policies issued to residents of New York State, the amount that may be withdrawn is based on whether the cash surrender value is at least $300 more than the greater of the Withdrawal Single Premium and the Withdrawal Tabular Value.

For a Policy with the Basic Death Benefit, the Withdrawal Tabular Value is calculated like the Cash Value of the Policy except that it is based on the following assumptions:

(1) Guaranteed (maximum) cost of insurance rates;

(2) Expense charges described herein;

(3) A net investment return of 4 1/2%;

(4) Payment of all scheduled premiums when due; and


(5) No unscheduled premium payments or policy loans.

Because these assumptions are more conservative than the calculations used to calculate the Withdrawal Single Premium, for New York Policies, it is somewhat less likely under certain circumstances that there can be a withdrawal of excess Cash Value.


Effect of Withdrawal. Whenever a withdrawal is made, the Death Benefit will immediately be recalculated to take into account the reduction in Cash Value. This will not change the Guaranteed Minimum Death Benefit or the amount of scheduled premiums payable before the Premium Change Date. The amount of scheduled premiums after the Premium Change Date may be affected by withdrawals but in no event will they be greater than the amount set forth in the Policy. A withdrawal may, under certain circumstances, have adverse federal income tax consequences.

(See "Tax Treatment of Policy Benefits.")


SURRENDER PRIVILEGE


The Policy may be surrendered at any time while the Insured is living for its Net Cash Surrender Value. The Net Cash Surrender Value is the Cash Value minus any policy loan and accrued interest less any Surrender Charge. NLICA will assess a Surrender Charge if the Policy is surrendered before the 9th Policy Year. (See "Surrender Charge.") NLICA will determine the Net Cash Surrender Value on the date it receives at its Service Center a surrender request signed by the Owner if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the surrender request. All coverage and benefits under the Policy will end on the day the Owner mails or otherwise sends the surrender request to NLICA and the Policy cannot be reinstated. NLICA generally will pay the Net Cash Surrender Value to the Owner in a lump sum within seven days after it receives the Owner's completed, signed surrender request. NLICA may postpone payment of surrenders under certain conditions. Surrendering the Policy may have adverse federal income tax consequences. (See "Federal Income Tax Considerations.")


                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLICA for
(a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of contracts.

PREMIUM EXPENSE CHARGE

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge which consists of:


Premium Tax Charge. Various states and some of their subdivisions impose a tax on premiums received by insurance companies. A charge is deducted from each premium payment to compensate NLICA for paying state premium taxes. This charge is equal to 2 1/2% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. Premium taxes vary from state to state and the 2 1/2% is the average rate expected to be paid on premiums received in most states. This charge may be increased in certain localities when substantial additional premium taxes are assessed.

Sales Charge. A charge of 5% of each scheduled Base Premium or unscheduled premium remaining after the premium processing charge has been deducted. This charge is deducted from each premium payment to partially compensate NLICA for the cost of selling the Policy (There also is a Contingent Deferred Sales Charge which is deducted only if the Policy is surrendered or lapses in the first 9 Policy Years. See "Contingent Deferred Sales Charge.")


Premium Processing Charge. NLICA will deduct a charge of $1.00 from each premium payment to cover the cost of collecting and processing premium payments. Policies for which premiums are paid annually will therefore incur lower aggregate premium processing charges than Policies with premiums paid more frequently.

The Premium Tax Charge and Sales Charge are a percentage of each scheduled Base Premium and unscheduled premium. This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of these charges NLICA will assess.

SURRENDER CHARGES

A Surrender Charge, which consists of a Contingent Deferred Administrative Charge and a Contingent Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the 9th Policy Year. The Surrender Charge is deducted from the Subaccounts based on the proportion that the Owners' value in the Subaccounts bears to the total unloaned Cash Value of the Policy.

These Surrender Charges are designed partially to compensate NLICA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing policy records and Policy issue. NLICA does not expect the Surrender Charges to cover all of these costs. To the extent that they do not, NLICA will cover the short-fall from its General Account assets, which may include profits from the Mortality and Expense Risk Charge and Cost of Insurance Charge.


Contingent Deferred Administrative Charge.   The Contingent Deferred
Administrative Charge is as follows:

                        POLICY          CHARGE PER $1,000
                         YEAR              FACE AMOUNT
                          1-5                  $5.00
                           6                    4.00
                           7                    3.00
                           8                    2.00
                           9                    1.00
                          10                       0

Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge is to partially compensate NLICA for the cost of selling the Policy.


If the Special Premium Payment Provision has never been in effect as of the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i) the total premiums paid, less premium processing charges, to the date of surrender or lapse; and

(ii) the scheduled Base Premiums payable up to such date (scheduled Base Premiums are total scheduled premiums less premium processing charges and premiums for supplementary benefits and for extra-premium class);

If the Special Premium Payment Provision has been in effect prior to the date of surrender or lapse, then the Contingent Deferred Sales Charge is a percentage of the lesser of:

(i) the total premiums paid, less premium processing charges, to the date of surrender or lapse; and


(ii) the scheduled Base Premium that would have been payable up to such date if the Special Premium Payment Provision had never been in effect.


The maximum Contingent Deferred Sales Charge is an amount equal to 25% of the first year's scheduled Base Premium, plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5. Expressed differently, this equals 9% of the total scheduled Base Premiums for Policy Years 1 through 5. The maximum Contingent Deferred Sales Charge will be applied to Policies that lapse or are surrendered during Policy Year 5. Thereafter, the Contingent Deferred Sales Charge will be reduced each year until it becomes zero in Policy Years 10 and thereafter.


The following table shows the rates that will apply when Policies with premiums payable annually (and for Insureds with an Issue Age of 65 or less) are surrendered or lapse.



                                             THE CONTINGENT DEFERRED SALES CHARGE RATES  WHICH IS EQUAL TO THE FOLLOWING PERCENTAGE
FOR POLICIES WHICH ARE SURRENDERED OR LAPSE   WILL BE THE FOLLOWING PERCENTAGE OF ONE      OF THE SCHEDULED PREMIUMS UP TO THE DATE

             DURING POLICY YEAR                         SCHEDULED ANNUAL PREMIUM                       OF SURRENDER OR LAPSE
             ------------------                         ------------------------                       ---------------------
                      1                                            25%                                        25.00%
                      2                                            30%                                        15.00%
                      3                                            35%                                        11.66%
                      4                                            40%                                        10.00%
                      5                                            45%                                         9.00%
                      6                                            40%                                         6.66%
                      7                                            30%                                         4.28%
                      8                                            20%                                         2.50%
                      9                                            10%                                         1.11%
                10 and later                                      Zero                                         Zero


For Insureds whose Issue Age is above 65, the rates that will apply when Policies with premiums payable annually are surrendered or lapse will be less than or equal to those shown in the table above.

For Policies with premiums payable more frequently than annually, the maximum Contingent Deferred Sales Charge is also 25% of the first year's scheduled Base Premiums due on or before the date of surrender or lapse plus 5% of the scheduled Base Premiums for Policy Years 2, 3, 4 and 5 which are payable on or before the date of surrender or lapse (or the same percentages of total premiums paid, if less). The charge declines uniformly in Policy Years 6 through 9 until it becomes zero for Policy Years 10 and thereafter. Although the rate of the Contingent Deferred Sales Charges is the same for annual premium Policies and Policies with premiums paid more frequently than annually, for Policies surrendered at the end of a Policy Year, the dollar amount of this charge will be higher for

Policies with premiums paid more frequently than for annual premium Policies because the total amount of the scheduled premiums is higher.

MONTHLY DEDUCTIONS


Charges will be deducted from the Policy's Cash Value on the Policy Date and on each Policy Processing Day to compensate NLICA for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of five components - (a) the Cost of Insurance Charge, (b) Administration Charge, (c) Minimum Death Benefit Guarantee Charge, (d) First Year Policy Charge, and (e) Supplementary Benefit Charge. Because portions of the Monthly Deduction, such as the Cost of Insurance Charge, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Subaccounts based on the proportion that the Owner's value in the Subaccounts bears to the total unloaned Cash Value of the Policy.

Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. NLICA will determine the monthly Cost of Insurance Charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each policy month. If any unscheduled premium payments are made, this charge may be slightly higher for a Policy with the Increasing Death Benefit than for the same Policy with the Basic Death Benefit.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy's Cash Value. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, and withdrawal of excess Cash Value. In calculating the Cost of Insurance Charge, the rate for the Premium Class on the Policy Processing Day is applied to the Net Amount at Risk.


Any change in the Net Amount at Risk will affect the total Cost of Insurance Charges paid by the Owner. NLICA expects to profit from Cost of Insurance Charges and may use these profits for any lawful purpose including covering distribution expenses.


Cost of Insurance Rate. The cost of insurance rate is based on the Attained Age, Sex, and Premium Class of the Insured. The actual monthly cost of insurance rates will be based on NLICA's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. The guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states which require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum Cost of Insurance Charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class.


Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. NLICA uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. NLICA currently places Insureds into one of two standard classes - smoker and nonsmoker - or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.


Administration Charge. A monthly Administration Charge of $3.25 and $0.015 per $1,000 of Face Amount is deducted from the Cash Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge is intended to reimburse NLICA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.


Minimum Death Benefit Guarantee Charge. This charge compensates NLICA for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, as long as required scheduled premiums are paid when due the Death Benefit will never be less than the Face Amount of the Policy if the Basic Death Benefit applies and the Face Amount of the Policy plus the sum of unscheduled premiums received by NLICA as of the date of death if the Increasing Death Benefit applies. This charge is equal to $0.01 per $1,000 of the applicable Guaranteed Minimum Death Benefit. For a Policy with a Guaranteed Minimum Death Benefit of $50,000, the deduction will be $0.50 per month or $6.00 per year.

First Year Policy Charge. A charge of $5.00 will be deducted on each of the first 12 Policy Processing Days. This charge in conjunction with the Contingent Deferred Administrative Charge compensates NLICA for expenses, other than sales expenses, incurred in conjunction with issuance of the Policy.

Supplementary Benefit Charge. If the Special Premium Payment Provision is in effect, charges for any supplementary benefits or for extra-premium class will be deducted on each Policy Processing Day a scheduled premium otherwise would be due. These charges will be 92.5% of the premiums otherwise payable for these benefits.

MORTALITY AND EXPENSE RISK CHARGE

A daily charge will be deducted from the value of the net assets of the Subaccounts to compensate NLICA for mortality and expense risks assumed in connection with the Policy. This charge will be deducted at an annual rate of 0.60% (or a daily rate of 0.001644) of the average daily net assets of each Subaccount. The mortality risk assumed by NLICA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the Mortality and Expense Risk Charge proves insufficient, NLICA will provide for all death benefits and expenses and any loss will be borne by NLICA. Conversely, NLICA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.


ASSET CHARGE AGAINST ZERO COUPON BOND SUBACCOUNT

NLICA makes an additional daily asset charge against the assets of the Zero Coupon Bond Subaccount. This charge is to reimburse NLICA for transaction charges paid directly by NLICA to Merrill Lynch, Pierce, Fenner & Smith on the sale of Zero Trust units to the Zero Coupon Bond Subaccount. NLICA pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an effective annual rate of 0.25% (.000685% per day) of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of 0.50% (.001370% per day).


TRANSFER CHARGE

We currently allow you to make 4 transfers among the Subaccounts each Policy Year with no additional charge.

o We deduct $25 for the 5th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers. We deduct the transfer charge from the amount being transferred.

o For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts affected by the transfer.

o Transfers due to automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.


SHORT-TERM TRADING FEES

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio's assets. Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner's sub-account value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by us or the Variable Account.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include: o scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing; o Policy loans or surrenders; or o payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.


LOAN INTEREST CHARGE


Loan interest is charged in arrears on the amount of an outstanding policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. NLICA charges either an annual fixed interest rate of 8.00% or a variable loan interest rate on policy loans. The maximum variable interest rate is the greater of 5.50% or the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Services, Inc.


After offsetting the interest NLICA guarantees it will credit on loaned amounts, which is equal to an annual rate of 1.50% below the 8.00% fixed interest rate or variable loan interest rate, the net cost of loans is 1.50% (annually).

CHARGE FOR INCOME TAXES

NLICA currently does not charge the Separate Account for its corporate federal income taxes. However, NLICA may make such a charge in the future if there are any taxes that are attributable to that account. Charges for other applicable taxes attributable to the account also may be made.

GUARANTEE OF CERTAIN CHARGES

NLICA guarantees that it will not increase the charges deducted from premiums, and the charge to the Separate Account for mortality and expense risks.

OTHER CHARGES

The Separate Account purchases shares of the Funds and the Zero Trust at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' and Zero Trust's Portfolios. The fees and expenses for the Funds, the Zero Trust and their Portfolios are described in the prospectuses of the Funds and the Zero Trust.

                        OWNERSHIP AND BENEFICIARY RIGHTS


The Owner is the Insured unless a different Owner is named in the Application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLICA. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided. The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.


The principal right of the Beneficiary is the right to receive the Proceeds under the Policy.

                              MODIFYING THE POLICY

Any modification or waiver of NLICA's rights or requirements under the Policy must be in writing and signed by NLICA's president or a vice president. No agent may bind NLICA by making any promise not contained in the Policy.

Upon notice to the Owner, NLICA may modify the Policy:

o to conform the Policy, NLICA's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLICA, or the Separate Account is subject;


o to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

o  to reflect a change in the Separate Account's operation.

If NLICA modifies the Policy, NLICA will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLICA reserves the right to amend the provision to conform with these laws.


                       TELEPHONE, FAX, AND E-MAIL REQUESTS


In addition to written requests, transfers, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right, and partial withdrawals (fax and e-mail only) may be made based upon instructions given by telephone, fax, and e-mail, provided the appropriate election has been made at the time of application or proper authorization is provided to NLICA. NLICA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of Policies, for any reason.


NLICA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if NLICA follows such procedures, it will not be liable for any losses due to unauthorized or fraudulent instructions. NLICA, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures NLICA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLICA's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although NLICA has taken precautions to help its systems handle heavy use, NLICA cannot promise complete reliability under all circumstances. If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. NLICA will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.

                            SPLIT DOLLAR ARRANGEMENTS


The Owner or Owners may enter into a split dollar arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Proceeds) are split between the parties. There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Proceeds the amount which he would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the Proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on NLICA unless in writing and received by NLICA.

New Guidance on Split Dollar Arrangements. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.


                                    DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid under one of the following options:


(a) paid in cash; or

(b) applied as a scheduled or unscheduled Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed. If no option is chosen, any dividend will be applied as a Net Premium payment. The Owner may change the option by giving written notice to NLICA.


For Policies sold in New York State, if dividends are ever declared they will be paid under one of the options above, or left to accumulate at interest or used to buy paid-up additions, as chosen by the Owner.

                             SUPPLEMENTARY BENEFITS


The following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deduction. (See the Fee Table for more information concerning rider expenses.)

An Owner's agent can help determine whether any of the riders are suitable. For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Guaranteed Purchase Option rider. Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider. The most important factors that will affect an Owner's decision are (a) the amount of premiums an Owner pays, (b) the Cost of Insurance Charges under the Policy and under the rider, (c) the investment performance of the Subaccounts in which an Owner allocates premiums, (d) an Owner's level of risk tolerance, and (e) the length of time an Owner plans to hold the Policy. Owners should carefully evaluate all of these factors and discuss all of these options with their agents. For more information on electing a rider, contact the Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various riders. These riders may not be available in all states. Please contact the Service Center for further details.

NLICA currently offers the following riders under the Policy:

o  Disability Waiver of Premium;
o  Accelerated Death Benefit;
o  Accidental Death Benefit; and
o  Guaranteed Purchase Option.

                        FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon NLICA's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY


A Policy must satisfy certain requirements set forth in the Internal Revenue Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contacts. The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Internal Revenue Code, and there is limited guidance. NLICA anticipates that a Policy should satisfy the applicable requirements. In the absence of pertinent interpretations, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy. In addition, if an Owner elects the Accelerated Death Benefit rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser on these consequences.


In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Cash Value and the narrow investment objective of certain Portfolios, have not been explicitly addressed in published rulings. While NLICA believes that the Policies do not give Owners investment control over Separate Account assets, NLICA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS


In General. NLICA believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each Owner or Beneficiary. A tax adviser should be consulted on these consequences.


Generally, the Owner will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."


Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. In general, a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. To prevent a Policy from becoming a Modified Endowment Contract, it may be necessary to limit premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


o All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the policy only after all gain has been distributed.

o Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

o A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.


If a Policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.


Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences. If a loan from a Policy that is not a Modified Endowment Contract is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and taxed accordingly.

Multiple Policies. All Modified Endowment Contracts that are issued by NLICA (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.


Accelerated Death Benefit Rider. The federal income tax consequences associated with the Accelerated Death Benefit rider are uncertain. Owners should consult a qualified tax adviser about the consequences of requesting payment under this rider.


SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.


The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the Net Amount at Risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. NLICA reports this cost to the participant annually. If the plan participant dies while covered by the plan and the Policy Proceeds are paid to the participant's Beneficiary, then the excess of the Death Benefit over the Cash Value is not taxable. However, the Cash Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). Owners should consult a qualified adviser regarding ERISA.


Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(B) ARRANGEMENTS

If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, premiums, distributions and other transactions with respect to the

Policy must be administered, in coordination with Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

FOREIGN TAX CREDITS

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by NLICA, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

BUSINESS USES OF THE POLICY

Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

TAX SHELTER REGULATIONS

Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

OTHER TAX CONSIDERATIONS


The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of Proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy Proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

ALTERNATIVE MINIMUM TAX


There may also be an indirect tax upon the income in the Policy or the Proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


NLICA'S TAXES


Under current federal income tax law, NLICA is not taxed on the Separate Account's operations. Thus, currently NLICA does not deduct charges from the Separate Account for its federal income taxes.

NLICA reserves the right to charge the Separate Account for any future federal income taxes that it may incur.


Under current laws in several states, NLICA may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, NLICA may deduct charges for such taxes.

                                  VOTING RIGHTS


All of the assets held in the Subaccounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. (The organizational documents of the Zero Trust do not contemplate meetings of holders of Zero Trust units nor any action taken by vote of such holders.) The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. NLICA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, NLICA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLICA in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Subaccounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that Subaccount by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, NLICA will cast votes, for or against any matter, in the same proportion as Owners vote.


If required by state insurance officials, NLICA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, NLICA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLICA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLICA. If NLICA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLICA reserves the right to proceed in accordance with any such changed laws or regulations.


                            DISTRIBUTION OF POLICIES


Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell NLICA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have selling agreements with 1717 or registered representatives of broker/dealers who have selling agreements with such broker/dealers. 1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the NASD. 1717 was organized under the laws of Pennsylvania on January 22, 1969, and is an indirect wholly-owned subsidiary of NLICA. 1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an underwriting agreement to which the Separate Account, 1717 and NLICA are parties. 1717 is also the principal underwriter of variable annuity contracts issued by NLICA and variable life insurance policies and variable annuity contracts issued by Nationwide Life and Annuity Company of America, a wholly-owned subsidiary of NLICA. 1717 received $21,298,040, $24,720,887, and $31,829,824 during 2003, 2002, and 2001, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past 3 fiscal years.


NLICA no longer offers the Policies to the public.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. The Owner also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.


The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an Application for a Policy is done by NLICA. NLICA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the free look provision.

POLICY PRICING

We make many assumptions and account for many economic and financial factors in establishing the Policy's fees and charges. Policy charges are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the Policy exceed the deductions we make during the early stages of Policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial product. Accordingly, we have designed the Policy with features and underlying investment options that we believe support and encourage long-term ownership. The Fee Table earlier in this prospectus sets out the costs you will incur when you purchase and own the Policy. Following is a brief discussion describing how we use some of those charges to distribute the Policy and how some of the underlying investment options pay us for services we provide to them. You should consider these factors in conjunction with any other advice you may receive with respect to the Policy.

Distribution, Promotional and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy. During the first Policy Year, commissions will not be more than 50% of the premiums paid. Commissions will not be more than 7% of premiums paid for Policy Year 2 and 5% for years 3 through 10. If the Special Premium Payment Provision is in effect, the maximum percent of an unscheduled premium payment which is payable is 7% for such premiums received during Policy Year 2 and 5% for those received during Policy Years 3 through 10; for unscheduled premium payments greater than an amount equal to 2 years' scheduled premiums, the maximum percent of such excess amount which is payable is 2%. If the Special Premium Payment Provision is not in effect, the maximum percent of an unscheduled premium payment which is payable is 2%. Firms may also receive expense allowances. In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two. Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Portfolios. The Portfolios incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all Policy Owners, it serves as a single shareholder. By processing aggregated Policy Owner transactions, we relieve the Portfolio of the expense of processing individual Policy Owner transactions. We also pay the costs of selling the Policy (as outlined above), which benefits the Portfolios by allowing Policy Owners to purchase interests in the Sub-Accounts that correspond to the Portfolios. We perform all of the accounting and record-keeping for the Sub-Accounts, and pay any processing costs associated with the purchase and redemption of interests in the Sub-Accounts. The Portfolios understand and acknowledge that, in performing these functions and incurring these costs, we provide a valuable service to the Portfolios. Accordingly, the Portfolios pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be paid pursuant to service/administration agreements between the Portfolio adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

When we determined the charges for the Policy, we considered the amount of these payments. Without these payments, charges would be higher. We only offer investment options as Portfolios under the Policy if they make these payments.


                                STATE VARIATIONS


Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. An Owner's actual Policy and any endorsements or riders are the controlling documents. To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLICA's Service Center.


                                LEGAL PROCEEDINGS


NLICA is a party to litigation and arbitration proceedings in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

NLICA is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action challenged the plan of Provident Mutual Life Insurance Company ("Provident") to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with NLICA.

NLICA is a nominal defendant in a derivative suit filed on or about July 10, 2000 entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss. Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. The deadline for objections was extended until January 20, 2003. The court made its ruling and NLICA paid the plaintiffs' legal fees and expenses. One objector has filed an appeal from the ruling. On December 2, 2003 the parties signed a stipulation discontinuing the appeal of this case with prejudice.

NLICA is a nominal defendant in a derivative suit entitled Chartener v. Provident Mutual Life Insurance Company, et. al. The plaintiff seeks to represent similarly situated policyholders and claims that the former officers and directors of Provident violated their fiduciary duties and the Pennsylvania Mutual-to-Stock Conversion Act because the fees paid to them as a result of the demutualization of Provident were allegedly excessive and wasteful. On October 21, 2003 the court granted NLICA's motion to stay for a period of 180 days. By Order dated December 29, 2003, the Court lifted the stay at the request of the parties in light of the dismissal of the appeal in the Butler and Smith actions. After supplemental briefing, the Court will consider the motion to dismiss the Chartener action previously submitted by the defendants.

There can be no assurance that any such litigation will not have a material adverse effect on NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.

                              FINANCIAL STATEMENTS

NLICA's financial statements and the financial statements of the Separate Account are contained in the SAI. NLICA's financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLICA's financial statements only as bearing upon its ability to meet its obligations under the Policies. For a free copy of these financial statements and/or the SAI, Owners should call or write to NLICA at its Service Center.


                                   DEFINITIONS

APPLICATION..................     The application the Owner must complete to purchase a Policy plus all forms required by NLICA or applicable law.

ATTAINED AGE.................     The Issue Age of the Insured plus the number of full Policy Years since the Policy
                                  Date.

BASE PREMIUM.................     Total scheduled premium minus the premium processing charge and any premium for supplementary benefits and extra-premium class.


BENEFICIARY..................     The person(s) or entity(ies) designated to receive all or some of the Proceeds when the Insured dies.  The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLICA.  If no
                                  Beneficiary survives and unless otherwise provided, the Insured's estate will be the
                                  Beneficiary.


CASH VALUE...................     The total amount invested under the Policy.  It is the sum of the Cash Values in the
                                  Subaccounts. If there is an
                                  outstanding policy loan, the
                                  Cash Value in the General
                                  Account will be added to the
                                  Cash Value of the Subaccounts
                                  to determine the Cash Value of
                                  the Policy.


DEATH BENEFIT................     The greatest of: (1) the applicable Guaranteed Minimum Death Benefit for the Policy;
                                  (2) the Face Amount plus the amount by which the Cash Value on the date of death exceeds the appropriate Special Premium Payment Single Premium; or (3) the Cash
                                  Value on the date of death times the appropriate Death Benefit Factor.  This amount is adjusted to determine the Proceeds at death which is paid to the Beneficiary.


EVIDENCE OF INSURABILITY.....     The medical records or other documentation that NLICA may require to satisfy the
                                  Policy's underwriting standards.  NLICA may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLICA generally requires more documentation for Insureds in classes with extra ratings.  NLICA also may require different and/or additional evidence depending on the transaction requested; for example, NLICA may require more documentation for the issuance of a
                                  Policy than to reinstate a Policy.

FACE AMOUNT..................     The Face Amount is specified in the Policy.  If scheduled premiums are paid when due and there are no outstanding policy loans, this will be the minimum Death Benefit.
                                  The Owner may not increase or decrease the Face Amount.

GRACE PERIOD.................     The 61-day period allowed for payment of a premium following the date NLICA mails notice of the amount required to keep the Policy in force.

INSURED......................     The person upon whose life the Policy is issued.

ISSUE AGE....................     The age of the Insured at his or her birthday nearest the Policy Date.  The Issue
                                  Age is stated in the Policy.

LOAN VALUE...................     The maximum amount that may be borrowed under the Policy.

MINIMUM FACE AMOUNT..........     The Minimum Face Amount is $50,000.

MONTHLY DEDUCTIONS...........     The amount deducted from the Cash Value on each Policy Processing Day.  It includes the Cost of Insurance Charge, Administration Charge, Minimum Death Benefit Guarantee
                                  Charge, First Year Policy Charge, and the Supplementary Benefit Charge.

NET AMOUNT AT RISK...........     The amount by which the Death Benefit exceeds the Cash Value.


NET CASH SURRENDER VALUE.....     The Cash Value minus any applicable Surrender Charge and any outstanding policy loans and accrued interest.

NET PREMIUMS.................     The remainder of a Base Premium after deduction of the 7 1/2% charge for sales load and state premium tax or the
                                  remainder of an unscheduled
                                  premium after deduction of the
                                  Premium Expense Charge.


OWNER........................     The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.


POLICY ANNIVERSARY...........     The same day and month as the Policy Date in each later year.

POLICY DATE..................     The date set forth in the Policy that is used to determine Policy Years and Policy
                                  Processing Days.  The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLICA and the proposed Insured.


POLICY ISSUE DATE............     The date on which the Policy is issued.  It is used to measure suicide and contestable periods.

POLICY PROCESSING DAY........     The day in each calendar month which is the same day of the month as the Policy
                                  Date.  The first Policy Processing Day is the Policy Date.

POLICY YEAR..................     A year that starts on the Policy Date or on a Policy Anniversary.

PREMIUM CLASS................     The classification of the Insured for cost of insurance purposes.  The standard classes are non-smoker and smoker.  There also are classes with extra ratings.


PREMIUM EXPENSE CHARGE.......     The amount deducted from a premium payment which consists of the Premium Processing
                                  Charge, the Sales Charge, and the state and local premium tax charge.


PROCEEDS.....................     The net amount to be paid to the Beneficiary when the Insured dies or when the
                                  Policy is surrendered.


SAI..........................     The Statement of Additional  Information  ("SAI") that contains  additional information  regarding the Policy. The SAI is not a prospectus,  and should be read together with the prospectus. To obtain a copy of the SAI, write or call the Service Center.


SPECIAL PREMIUM PAYMENT SINGLE    An amount used to determine whether the Owner is required to pay scheduled premiums
     PREMIUM.................     to keep the Policy in full force.

SEPARATE ACCOUNT.............     The Nationwide Provident VLI Separate Account 1.

SERVICE CENTER...............     The Technology and Service Center located at 300 Continental Drive, Newark, Delaware
                                  19713.

SUBACCOUNT...................     A division  of the  Separate  Account.  The assets of each  Subaccount  are invested  exclusively in a  corresponding  Portfolio that is part of one of the Funds.

SURRENDER CHARGE.............     The amount deducted from the Cash Value upon lapse or surrender of the Policy during the first 9 Policy Years.


VALUATION DAY................     Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to the Separate Account's portfolio of securities to materially affect the value of the Separate Account.  As of the date of this prospectus, NLICA is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

VALUATION PERIOD.............     The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern Time) and continuing until the close of business on the next Valuation Day.  Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.



                                   APPENDIX A
                      CALCULATION OF NET INVESTMENT FACTOR
                          AND CASH VALUE OF THE POLICY


Following is a description of how the net investment factor is calculated and how the net investment factor is used to determine the Cash Value of the Policy.

Net Investment Factor. Each Separate Account has its own net investment factor. The net investment factor of the Separate Account for a Valuation Period is a. divided by b., minus c., and minus d., where:

            a. is:

               1. the value of the assets in the Separate Account for the preceding Valuation Period; plus

               2. the investment income and capital gains, realized or unrealized, credited to those assets during the Valuation
                    Period for which the net investment factor is being determined; minus

               3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

               4. any amount charged against the Separate Account for taxes, or any amount NLICA sets aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Separate Account; and



            b. is the value of the assets for the preceding Valuation Period;
               and

            c. is a charge no greater than 0.60% per year (.001644% for each day in the Valuation Period) for mortality and expense risks; and

            d. is a charge, for the Zero Coupon Bond Subaccount only, no greater than 0.50% per year (.001370% for each day in the Valuation Period) for transaction charges associated with the purchase of units.


The charges in c. and d. are expressed as a percentage of assets in the Subaccount at the beginning of each day during the Valuation Period.

Calculation of Cash Value. When the first net scheduled premium is allocated to the Separate Account, the Cash Value of each Subaccount on the Policy Date will equal the Net Premium allocated to that Subaccount minus the first Monthly Deduction allocated to that Subaccount. Thereafter, on each Valuation Day, the Cash Value of each Subaccount will equal:

1. the Cash Value of the Subaccount on the previous Valuation Day times the net investment factor for the current Valuation Period; plus

2. any Net Premiums received during the current Valuation Period which are allocated to that Separate Account; plus

3. any Cash Value which, during the current Valuation Period:

     a. is transferred to the Separate Account from the General Account when any loan amount is repaid, including interest credited to loaned amounts; and/or

     b. is transferred to the Subaccount from another Subaccount when requested by the Owner; minus


4. any Cash Value which, during the current Valuation Period:

     a. is transferred from the Separate Account to the General Account when the Owner borrows on the Policy or fails to pay interest when due; and/or

     b. is transferred from the Subaccount to another Subaccount when requested by the Owner; plus

5. any dividends credited to the Separate Account during the current Valuation Period; minus

6. the Monthly Deductions allocated to the Separate Account during the current Valuation Period; minus

7. any partial withdrawals during the current Valuation Period which are allocated to the Separate Account.


The Cash Value of the Policy is equal to: (a) the sum of the Cash Value of each Subaccount; plus (b) the Cash Value in the General Account attributable to any outstanding policy loans.

                                   APPENDIX B
                              PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

           Please refer to the prospectus for each Portfolio for more detailed information.

THE ALGER AMERICAN FUND - ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O
SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fred Alger Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL
CLASS Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS IV
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT EQUITY 500 INDEX FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     SsgA Funds Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partner, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS IV

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Highest available current income.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------




VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND: INITIAL CLASS
Effective May 1, 2004, this Portfolio is not available to receive transfers or new premium.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment                                       Objective: To maximize return
                                                 by investing in equity
                                                 securities of domestic and
                                                 foreign companies that own
                                                 significant real estate assets
                                                 or that principally are engaged
                                                 in the real estate industry.

------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE PORTFOLIO: CLASS R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Van Eck Associates Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment                                       Objective: To maximize return
                                                 by investing in equity
                                                 securities of domestic and
                                                 foreign companies that own
                                                 significant real estate assets
                                                 or that principally are engaged
                                                 in the real estate industry.

------------------------------------------------ -----------------------------------------------------------------------------------

This Portfolio assesses a short-term trading fee (please see "Short-Term Trading
Fees" earlier in this prospectus).



To learn more about the Policy, the Owner should read the SAI dated the same date as this Prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Cash Values, and to request other information about the Policy please call or write to the Service Center.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about NLICA and the Policy. Information about NLICA and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.




Investment Company Act of 1940 Registration File No.  811-4460.

                                     OPTIONS

                   NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
                                  (REGISTRANT)

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                   (DEPOSITOR)

                           MAIN ADMINISTRATIVE OFFICE
                           1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                                 (610) 407-1717

                                 SERVICE CENTER:
                              300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 (800) 688-5177

                       STATEMENT OF ADDITIONAL INFORMATION
                 MODIFIED PREMIUM VARIABLE LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") contains additional information regarding the modified premium variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2004 and the prospectuses for the Funds and The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A. The Owner may obtain a copy of these prospectuses by writing or calling NLICA at the address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2004.


                                TABLE OF CONTENTS


ADDITIONAL POLICY INFORMATION.................................
     The Policy
     Right to Contest the Policy
     Misstatement of Age or Sex
     Suicide Exclusion
     Assignment
     Beneficiary
     Change of Owner or Beneficiary
     Premium Classes
     Effect of Policy Loans
     Delays in Payments of Policy Benefits
     Charge Discounts for Sales to Certain Policies
     Settlement Options
     Policy Termination
SUPPLEMENTAL BENEFITS AND RIDERS..............................
     Accelerated Death Benefit Rider
     Other Riders
ILLUSTRATIONS.................................................
PERFORMANCE DATA..............................................

     Rating Agencies
     Money Market Yields
     Historical Performance of the Subaccounts


STANDARD & POOR'S.............................................
ADDITIONAL INFORMATION........................................
     IMSA
     Potential Conflicts of Interest

     Policies Issued in Conjunction with Employee Benefit Plans
     Legal Developments Regarding Unisex Actuarial Tables
     Safekeeping of Account Assets
     Policy Reports
     Records
     Experts
     Additional Information about the Company
     Additional Information about the Separate Account
     Other Information
     Financial Statements

                          ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy and the Application(s) attached thereto are the entire contract. Only statements made in the Applications can be used to void the Policy or deny a claim. NLICA assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. NLICA relies on those statements when it issues or changes a Policy. Only the President or a Vice President of NLICA can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

RIGHT TO CONTEST THE POLICY


In issuing the Policy, NLICA relies on all statements made by or for the Owner and/or the Insured in the Application or in a supplemental Application. Therefore, NLICA may contest the validity of a Policy based on material misstatements made in the Application (or any supplemental Application).


However, NLICA will not contest the Policy after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Issue Date, except for nonpayment of premiums. Likewise, NLICA will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect during the Insured's lifetime for 2 years.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Cash Value.

SUICIDE EXCLUSION


In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) NLICA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any policy loan and accrued interest and any withdrawal of excess Cash Value.


ASSIGNMENT


The Owner may assign any and all rights under the Policy. No assignment binds NLICA unless in writing and received by NLICA at its Service Center. NLICA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.


BENEFICIARY

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLICA. Any Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

CHANGE OF OWNER OR BENEFICIARY


As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLICA. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Proceeds equally, unless otherwise stated. Any change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by NLICA. NLICA will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences.


PREMIUM CLASSES

NLICA currently places each Insured into one of two standard Premium Classes - nonsmoker and smoker - or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings. Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.


Since the nonsmoker designation is not available for Insureds under Attained Age 22 (21 in Texas), shortly before an Insured attains age 22, NLICA will notify the Insured about possible classification as a nonsmoker and will send the Insured an Application for Change in Premium Class. If the Insured does not qualify as a nonsmoker or does not return the Application, cost of insurance rates will be based on the Premium Class shown in the Policy. However, if the Insured returns the Application and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

EFFECT OF POLICY LOANS

A loan, whether or not repaid, will have a permanent effect on the Cash Value of the Policy and any Death Benefit in excess of the guaranteed minimum. The effect could be favorable or unfavorable. This is because the investment experience of the Subaccounts will only apply to the amount remaining in the Subaccounts and not to the amount transferred to the General Account. If the investment experience of the Subaccounts is better than the amount being credited on loaned amounts, the Cash Value and hence Death Benefit in excess of the guaranteed minimum, will not increase as rapidly as they would have if no loan had been made. However, if the investment experience of the Subaccounts is not as good as the rate being credited on loaned amounts, the Cash Value and excess Death Benefit will be higher than they would have been if no loan had been made. The longer a loan is outstanding, the greater the effect is likely to be.

DELAYS IN PAYMENTS OF POLICY BENEFITS

Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after NLICA receives proof of the Insured's death at its Service Center and all other requirements are satisfied. Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLICA or required by law is paid on the Proceeds from the date of death until payment is made.


Any amounts payable as a result of surrender, withdrawal of excess Cash Value or policy loan will ordinarily be paid within seven days of receipt of written notices, permitted telephone, fax and/or e-mail requests at NLICA's Service Center in a form satisfactory to NLICA.

For Policies sold in New York State, if the amount payable as a result of surrender, withdrawal of excess Cash Value or a policy loan is not mailed or delivered to the Owner within 10 working days of receipt by NLICA of the request, interest will be added to such amount at the rate required by New York law.


Generally, the amount of a payment from the Subaccounts will be determined as of the date of receipt by NLICA of all required documents. However, NLICA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLICA policyholders. NLICA will allow interest, at a rate of 3% a year, on any payment NLICA defers for 30 days or more as described above.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, NLICA may be required to reject a premium payment. NLICA also may be required to provide additional information about an Owner's account to government regulators. In addition, NLICA also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawal of excess Cash Value, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which Proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Proceeds to be paid in a lump sum or under a settlement option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Cash Value upon maturity of the Policy. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Proceeds in a lump sum or under a settlement option. If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.


CHARGE DISCOUNTS FOR SALES TO CERTAIN POLICIES


The Policy is available for purchase by individuals, corporations, and other groups. NLICA may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, Monthly Administration Charge, Minimum Death Benefit Guarantee Charge, Policy Charge, monthly Cost of Insurance Charge, or other charges) where the size or nature of such sales results in savings to NLICA with respect to sales, underwriting, administrative, or other costs. NLICA also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.


Generally, NLICA reduce or waive charges based on a number of factors, including:

o the number of Insureds;

o the size of the group of purchasers;

o the total premium expected to be paid;

o total assets under management for the Owner;

o the nature of the relationship among individual Insureds;

o the purpose for which the Policies are being purchased;

o the expected persistency of individual Policies; and

o any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

SETTLEMENT OPTIONS


Settlement Options. In lieu of a single sum payment on death or surrender, an election may be made to apply the Proceeds under any one of the fixed-benefit settlement options provided in the Policy. A guaranteed interest rate of 3% per year applies to the options listed below. Additional interest may be declared each year by NLICA in its sole discretion. NLICA may also agree to other arrangements, including those that offer check writing capabilities with non-guaranteed interest rates. Please refer to the Policy for more details. As part of NLICA's General Account assets, settlement options Proceeds may be subject to claims of creditors. Even if the Death Benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings. Owners should consult a tax adviser as to the tax treatment of payments under settlement options.


Proceeds at Interest Option. Left on deposit to accumulate with NLICA with interest payable at a rate of at least 3% per year.


Installments of a Specified Amount Option. Payable in equal installments until Proceeds applied under the option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.


Installments for a Specified Period Option. Payable in the number of equal monthly installments set forth in the election. Payments may be increased by additional interest which would increase the installments certain. The guaranteed interest rate is 3% per year.


Life Income Option. Payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Proceeds applied under the option are exhausted, as elected.


Joint and Survivor Life Income. Payable in equal monthly installments, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months, as elected.

Alternate Life Income Option. Proceeds may be taken as a life income with the amount of the payments depending on the non-participating single premium immediate annuity rates at the time payments begin.

POLICY TERMINATION

The Policy will terminate on the earliest of: (a) the maturity date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

                        SUPPLEMENTAL BENEFITS AND RIDERS

ACCELERATED DEATH BENEFIT RIDER


Applicants residing in states that have approved the Accelerated Death Benefit rider (the "ADBR") may generally elect to add it to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability. The ADBR is not yet available in all states and the terms under which it is available may vary from state to state. There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.


The ADBR permits the Owner to receive, at his or her request and upon approval by NLICA, an accelerated payment of part of the Policy's Death Benefit generally when one of the following two events occurs:

1. Terminal Illness. The Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months; or

2. Permanent Confinement to a Nursing Care Facility. The Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.


There is no charge for adding the ADBR to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.


Tax Consequences of the Rider. The federal income tax consequences associated with adding the ADBR or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADBR to the Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit. The ADBR provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding policy loans and accrued interest. The ADBR also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLICA and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADBR, to reflect inflation. The term eligible Death Benefit under the ADBR means:


The Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLICA, minus:

1. any dividend accumulations;

2. any dividends due and not paid;

3. any dividend payable at death if the Insured died at such time;

4. any premium refund payable at death if the Insured died at such time; and

5. any insurance payable under the terms of any other rider attached to a Policy.


An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Proceeds under the Policy will be paid to the Beneficiary in a lump sum.


Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as Extended Term Insurance and an Owner must submit due proof of eligibility and a completed claim form to NLICA at its Service Center. Due proof of eligibility means a written certification (described more fully in the ADBR), in a form acceptable to NLICA, from a treating physician stating that the Insured has a terminal illness or is expected to be permanently confined in a nursing care facility. NLICA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment the accelerated death benefit. NLICA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the Rider. The accelerated death benefit is made in the form of a policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a policy loan being made in the amount of the requested benefit. This policy loan operates as would any loan under the Policy. To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "Death Benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADBR, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon is subtracted from the amount of Proceeds at death.

Effect on Existing Policy. The Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any Death Benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a policy loan, or a withdrawal of excess Cash Value, the Policy's Net Cash Surrender Value and Loan Value will be reduced by the amount of any outstanding Death Benefit lien plus accrued interest. Therefore, depending upon the size of the Death Benefit lien, this may result in the Net Cash Surrender Value and the Loan Value being reduced to zero. Premiums and policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future periodic planned premiums and policy loan interest may be paid automatically through additional accelerated death benefits. In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the Death Benefit lien exceeds the Proceeds.

OTHER RIDERS


In addition to the ADBR rider, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deductions.

Disability Waiver of Premium. Providing that in the event of the Insured's total disability before the Policy Anniversary nearest the Insured's 60th birthday and continuing for at least 90 days (where permitted), NLICA will waive all scheduled premiums after the commencement and during the continuance of such disability. NLICA may offer a 180 day extended waiting period for certain Insureds who do not qualify for the normal 90 day period.

Accidental Death Benefit. Providing for an additional fixed amount of Death Benefit in the event the Insured dies from accidental bodily injury before the Policy Anniversary nearest the Insured's 70th birthday.

Guaranteed Purchase Option. Providing that the Owner may purchase additional insurance on the Insured's life at specified times without Evidence of Insurability and under certain other circumstances.

                                  ILLUSTRATIONS


Before a prospective Owner purchases the Policy and upon request thereafter, NLICA will provide illustrations of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, scheduled premiums, and riders requested. NLICA reserves the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a Policy Year.

                                PERFORMANCE DATA


RATING AGENCIES

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend us or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield due to the compounding.

HISTORICAL PERFORMANCE OF THE SUBACCOUNTS

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.


                                STANDARD & POOR'S

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLICA and the Gartmore Variable Insurance Trust. Neither the Policy nor the Equity 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLICA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLICA, Gartmore Variable Insurance Trust, the Policy, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLICA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Fund or the timing of the issuance or sale of the Policy or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLICA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             ADDITIONAL INFORMATION

IMSA

NLICA is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, NLICA may use the IMSA logo and language in advertisements.

POTENTIAL CONFLICTS OF INTEREST


Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLICA or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interest of Owners, whose Cash Values are allocated to the Subaccounts, and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986, as amended. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, NLICA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.


POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Internal Revenue Code of 1986, as amended. For EBS Policies, the maximum mortality rates used to determine the monthly Cost of Insurance Charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES


In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.


SAFEKEEPING OF ACCOUNT ASSETS


NLICA holds the Separate Account's assets physically segregated and apart from the General Account. NLICA maintains records of all purchases and sales of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLICA's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).


POLICY REPORTS


At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any policy loans and accrued interest, the current Cash Value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any withdrawal of excess Cash Value since the last report, and the current Net Cash Surrender Value. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Cash Value), the taking of a loan, a repayment of a loan, a withdrawal of excess Cash Value, and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan). An Owner may request that a similar report be prepared at other times. NLICA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports. An Owner will be sent a semi-annual report containing the financial statements of each Portfolio in which he or she is invested.


RECORDS

NLICA will maintain all records relating to the Separate Account at NLICA's Service Center.

EXPERTS


Our financial statements as of and for the year ended December 31, 2003, as of and for the three month period ended December 31, 2002, and as of and for the nine month period ended September 30, 2002, and the financial statements of the Variable Account as of and for the years ended December 31, 2003 and 2002 have been included in this SAI, which is part of the registration statement, in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

Our financial statement for the year ended December 31, 2001 has been included in this SAI in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103.

Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLICA.


ADDITIONAL INFORMATION ABOUT THE COMPANY

NLICA is a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865. NLICA is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which it conducts business. NLICA is engaged in the business of issuing life insurance policies and annuity contracts, and is currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

NLICA submits annual statements on their operations and finances to insurance officials in all states and jurisdictions in which it conducts business. NLICA has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLICA intends to reinsure a portion of the risks assumed under the Policies.

ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT

On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

OTHER INFORMATION


A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.


FINANCIAL STATEMENTS


All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              -----
Nationwide Provident VLI Separate Account 1:
  Independent Auditors' Report..............................    F-2
  Statement of Assets and Liabilities, December 31, 2003....    F-3
  Statements of Operations for the Year Ended December 31,
     2003...................................................    F-6
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2003......................................   F-15
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2002......................................   F-24
  Notes to Financial Statements.............................   F-28
Nationwide Life Insurance Company of America and
  Subsidiaries:
  Independent Auditors' Report..............................   F-45
  Consolidated Statements of Income for the Twelve Months
     Ended December 31, 2003 and the Three Months Ended
     December 31, 2002......................................   F-46
  Consolidated Balance Sheets, December 31, 2003 and
     December 31, 2002......................................   F-47
  Consolidated Statements of Shareholder's Equity for the
     Twelve Months Ended December 31, 2003 and the Three
     Months Ended December 31, 2002.........................   F-48
  Consolidated Statements of Cash Flows for the Twelve
     Months Ended December 31, 2003 and the Three Months
     Ended December 31, 2002................................   F-49
  Notes to Consolidated Financial Statements................   F-50
Provident Mutual Life Insurance Company and Subsidiaries:
  Independent Auditors' Report..............................   F-94
  Report of Independent Accountants.........................   F-95
  Consolidated Balance Sheet, as of September 30, 2002......   F-96
  Consolidated Statements of Operations for the Nine Months
     Ended September 30, 2002 and Year Ended December 31,
     2001...................................................   F-97
  Consolidated Statements of Changes in Equity for the Nine
     Months Ended September 30, 2002 and Year Ended December
     31, 2001...............................................   F-98
  Consolidated Statements of Cash Flows for the Nine Months
     Ended September 30, 2002 and Year Ended December 31,
     2001...................................................   F-99
  Notes to Consolidated Financial Statements................  F-100

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Independent Auditors' Report

--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Account as of and for the year ended December 31, 2001, were audited by other auditors whose report thereon dated January 18, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

April 14, 2004
Philadelphia, PA

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2003

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
  Gartmore GVIT Nationwide Fund.............................  14,446,722   $183,876,807   $  148,367,831
  Gartmore GVIT Money Market Fund...........................  55,985,937   $ 55,985,937   $   55,985,937
  Gartmore GVIT Government Bond Fund (Class IV).............   2,001,331   $ 24,284,234   $   24,276,149
  JP Morgan GVIT Balanced Fund..............................   3,980,119   $ 40,849,991   $   37,333,515
  Gartmore GVIT Mid Cap Growth Fund.........................   3,020,950   $ 60,995,242   $   64,829,581
  Dreyfus GVIT International Value Fund.....................   4,294,102   $ 54,605,262   $   56,510,381
  Gartmore GVIT Growth Fund.................................   2,285,631   $ 25,036,790   $   22,810,596
  Comstock GVIT Value Fund..................................   2,325,020   $ 20,495,771   $   23,110,698
  Gartmore GVIT Small Company Fund..........................   1,474,765   $ 41,481,748   $   32,046,648
  Gartmore GVIT Small Cap Value Fund........................   2,699,479   $ 24,848,432   $   31,205,976
  Gartmore GVIT Equity 500 Index Fund.......................  24,007,359   $220,848,892   $  188,457,768
  Gartmore GVIT Government Bond Fund (Class I)..............       7,448   $     91,276   $       90,346
  Gartmore GVIT Investor Destinations Aggressive Fund.......     116,912   $  1,153,377   $    1,226,402
  Gartmore GVIT Investor Destinations Conservative Fund.....      64,683   $    653,948   $      667,528
  Gartmore GVIT Investor Destinations Moderate Fund.........     114,639   $  1,132,008   $    1,208,292
  Gartmore GVIT Investor Destinations Moderately Aggressive
    Fund....................................................     225,758   $  2,225,065   $    2,393,030
  Gartmore GVIT Investor Destinations Moderately
    Conservative Fund.......................................      18,390   $    188,495   $      192,722
  Gartmore GVIT Emerging Markets Fund.......................      72,431   $    645,629   $      712,718
  Dreyfus GVIT Mid Cap Index Fund...........................      54,935   $    732,422   $      811,392
  Federated GVIT High Income Bond Fund......................      76,367   $    594,594   $      612,463
  Gartmore GVIT Global Financial Services Fund..............      26,766   $    293,215   $      304,867
  Gartmore GVIT Global Health Sciences Fund.................      80,951   $    853,960   $      806,268
  Gartmore GVIT Global Technology and Communications Fund...     113,688   $    417,732   $      421,781
  Gartmore GVIT Global Utilities Fund.......................       3,361   $     28,425   $       30,785
  GVIT Small Cap Growth Fund................................      54,430   $    675,029   $      705,959
  Gartmore GVIT U.S. Growth Leaders Fund....................      48,339   $    512,191   $      519,166
  Van Kampen GVIT Multi Sector Bond Fund....................      74,227   $    726,012   $      731,877
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Nationwide Provident Series A:
  Zero Coupon Bond 2006 Series..............................      14,456   $ 11,442,264   $   14,021,685
Fidelity Variable Insurance Products Funds (Initial Class):
  Equity-Income Portfolio...................................   6,116,284   $139,246,025   $  141,775,455
  Growth Portfolio..........................................   6,405,692   $252,793,898   $  198,832,693
  High Income Portfolio.....................................   3,060,765   $ 18,294,439   $   21,272,314
  Overseas Portfolio........................................   3,031,898   $ 56,316,221   $   47,267,292
  Asset Manager Portfolio...................................   3,304,634   $ 50,850,850   $   47,785,008
  Investment Grade Bond Portfolio...........................   3,280,801   $ 41,782,800   $   44,782,940
  Contrafund Portfolio......................................   4,383,469   $100,628,003   $  101,389,628
  Mid Cap Growth Portfolio..................................     115,407   $  2,530,128   $    2,781,308
  Value Strategies Portfolio................................      98,360   $  1,175,578   $    1,218,684
Fidelity Variable Insurance Products Funds (Service Shares):
  Investment Grade Bond Portfolio...........................      25,193   $    335,199   $      342,874
  Equity-Income Portfolio...................................       5,885   $    122,700   $      135,997
  Growth Portfolio..........................................       8,604   $    243,784   $      266,021
  Overseas Portfolio........................................      11,742   $    155,899   $      182,353
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................   1,234,982   $ 16,437,164   $   16,301,767
  Partners Portfolio........................................   1,698,635   $ 28,135,714   $   26,158,977
  Fasciano Portfolio........................................      68,272   $    777,397   $      846,577
  Mid Cap Growth Portfolio..................................       6,932   $    104,946   $      106,275
  Socially Responsive Portfolio.............................       5,923   $     69,067   $       73,152

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2003

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio..........................     642,433   $  6,896,073   $    8,550,780
  Van Eck Worldwide Hard Assets Portfolio...................     354,529   $  4,098,426   $    5,271,849
  Van Eck Worldwide Emerging Markets Portfolio..............   1,707,426   $ 17,674,104   $   20,745,220
  Van Eck Worldwide Real Estate Portfolio...................     352,367   $  3,747,639   $    4,665,338
Alger American Fund:
  Small Capitalization Portfolio............................   1,691,937   $ 31,751,333   $   29,405,857
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     581,253   $  8,439,994   $    7,980,599
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................     445,015   $  7,666,003   $    8,450,829
Dreyfus Variable Investment Fund:
  Appreciation Portfolio....................................      57,364   $  1,754,017   $    1,974,485
  Developing Leaders Portfolio..............................       1,172   $     40,749   $       43,833
Dreyfus Investment Portfolios:
  Small Cap Stock Index Portfolio...........................     126,827   $  1,532,783   $    1,662,702
Dreyfus Stock Index Fund, Inc.:
  Dreyfus Stock Index Fund..................................      79,971   $  2,101,097   $    2,272,777
American Century Variable Portfolios, Inc. (Class I):
  VP International Fund.....................................     119,513   $    625,980   $      768,468
  VP Ultra Fund.............................................     202,525   $  1,691,083   $    1,859,180
  VP Value Fund.............................................     490,540   $  3,125,131   $    3,821,308
American Century Variable Portfolios II, Inc. (Class II):
  VP Income and Growth Fund.................................     116,179   $    682,086   $      763,294
  VP Inflation Protection Fund..............................      32,589   $    331,775   $      335,997
Janus Aspen Series:
  Capital Appreciation Portfolio............................      66,517   $  1,249,490   $    1,375,575
  International Growth Portfolio............................      33,928   $    590,522   $      776,609
  Global Technology Portfolio...............................     139,714   $    414,906   $      493,192
  Balanced Portfolio........................................      24,454   $    552,784   $      582,495
  Risk Managed Large Cap Core Portfolio.....................      10,726   $    130,844   $      133,965
Oppenheimer Variable Account Funds:
  Capital Appreciation Fund VA..............................      52,687   $  1,524,834   $    1,828,234
  Global Securities Fund VA.................................     103,617   $  2,081,069   $    2,598,713
  Main Street Fund VA.......................................      80,072   $  1,308,921   $    1,537,378
  High Income Fund VA.......................................      29,419   $    237,916   $      253,301
  Main Street Small Cap Fund VA.............................      35,931   $    433,288   $      482,917
AIM Variable Insurance Funds, Inc. (Series I):
  AIM V.I. Basic Value Fund.................................      41,224   $    400,180   $      439,450
  AIM V.I. Capital Appreciation Fund........................       1,904   $     37,559   $       40,518
  AIM V.I. Capital Development Fund.........................       6,106   $     73,791   $       77,602
Federated Insurance Series:
  Quality Bond Fund II......................................      52,599   $    613,817   $      622,775
  American Leaders Fund II..................................       1,981   $     33,851   $       37,831
  Capital Appreciation Fund II..............................       5,922   $     29,724   $       32,335

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2003

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund..................     114,947   $  1,333,991   $    1,472,475
  Franklin Rising Dividends Securities Fund.................     163,507   $  2,470,152   $    2,661,897
  Templeton Foreign Securities Fund.........................     126,018   $  1,403,182   $    1,558,844
AllianceBernstein Variable Products Series Fund (Class A):
  Growth and Income Portfolio...............................      51,987   $  1,046,441   $    1,133,323
  Small Cap Value Portfolio.................................      73,833   $    943,796   $    1,069,843
MFS Variable Insurance Trust:
  Investors Growth Stock Series.............................      22,650   $    188,141   $      197,282
  Value Series..............................................     141,906   $  1,362,208   $    1,526,909
Putnam Variable Trust:
  Growth and Income Fund....................................       2,124   $     43,731   $       49,416
  International Equity Fund.................................      25,873   $    282,998   $      332,467
  Voyager Fund..............................................      21,845   $    552,613   $      567,097
Vanguard Variable Insurance Fund:
  Equity Income Portfolio...................................      10,037   $    181,843   $      200,737
  Total Bond Market Index Portfolio.........................      14,763   $    168,551   $      171,696
  High Yield Bond Portfolio.................................      11,433   $     98,111   $      102,322
  Mid Cap Index Portfolio...................................       9,123   $    110,766   $      124,434
Van Kampen -- The Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio..........................      13,868   $    157,176   $      160,040
  Emerging Markets Debt Portfolio...........................      27,393   $    233,838   $      247,637
  U.S. Real Estate Portfolio................................      70,164   $  1,021,433   $    1,093,156
  Total Investments.........................................                              $1,484,466,657
  Accounts Receivable.......................................                                          --
                                                                                          --------------
  Total Assets..............................................                              $1,484,466,657
  Accounts Payable..........................................                                      18,540
                                                                                          --------------
  Net Assets................................................                              $1,484,448,117
                                                                                          ==============
  Policyholders' Equity.....................................                              $1,483,546,667
  Attributable to Nationwide Life Insurance Company of
    America.................................................                                     901,450
                                                                                          --------------
                                                                                          $1,484,448,117
                                                                                          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                         GARTMORE
                                                             GARTMORE      GVIT                       GARTMORE
                                                GARTMORE       GVIT     GOVERNMENT     JP MORGAN        GVIT       DREYFUS GVIT
                                                  GVIT        MONEY        BOND          GVIT         MID CAP      INTERNATIONAL
                                               NATIONWIDE     MARKET    (CLASS IV)     BALANCED        GROWTH          VALUE
                                  TOTAL           FUND         FUND        FUND          FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................  $  19,206,833   $  1,588,036   $467,474   $ 1,900,842   $ 1,522,726             --   $  1,176,396
EXPENSES
Mortality and expense
  risks.....................      8,973,527        828,886    445,365       165,300       224,415   $    407,950        319,975
Operating expense
  reimbursement.............        (26,152)       (20,958)    (1,812)       (3,382)           --             --             --
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
Total expenses..............      8,947,375        807,928    443,553       161,918       224,415        407,950        319,975
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
Net investment income
  (loss)....................     10,259,458        780,108     23,921     1,738,924     1,298,311       (407,950)       856,421
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested................      1,053,542             --         --       233,345            --             --             --
Net realized gain (loss)
  from redemption of
  investment shares.........    (47,612,808)    (7,478,544)        --       173,282      (546,025)    (1,003,576)    (1,072,542)
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
Net realized gain (loss) on
  investments...............    (46,559,266)    (7,478,544)        --       406,627      (546,025)    (1,003,576)    (1,072,542)
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
Net unrealized appreciation
  (depreciation) of
  investments:
  Beginning of year.........   (463,277,738)   (74,314,771)        --     1,553,115    (8,459,501)   (16,375,929)   (13,619,262)
  End of year...............   (114,678,643)   (35,508,976)        --        (8,085)   (3,516,476)     3,834,339      1,905,119
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
Net unrealized appreciation
  (depreciation) of
  investments during the
  year......................    348,599,095     38,805,795         --    (1,561,200)    4,943,025     20,210,268     15,524,381
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
Net realized and unrealized
  gain (loss) on
  investments...............    302,039,829     31,327,251         --    (1,154,573)    4,397,000     19,206,692     14,451,839
                              -------------   ------------   --------   -----------   -----------   ------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations................  $ 312,299,287   $ 32,107,359   $ 23,921   $   584,351   $ 5,695,311   $ 18,798,742   $ 15,308,260
                              =============   ============   ========   ===========   ===========   ============   ============


                                                                           GARTMORE
                                                             GARTMORE        GVIT
                                GARTMORE      COMSTOCK      GVIT SMALL     SMALL CAP
                              GVIT GROWTH    GVIT VALUE      COMPANY         VALUE
                                  FUND          FUND           FUND          FUND
INVESTMENT INCOME
Dividends...................  $      7,715   $   277,851             --            --
EXPENSES
Mortality and expense
  risks.....................       149,646       129,219   $    175,878   $   173,639
Operating expense
  reimbursement.............            --            --             --            --
                              ------------   -----------   ------------   -----------
Total expenses..............       149,646       129,219        175,878       173,639
                              ------------   -----------   ------------   -----------
Net investment income
  (loss)....................      (141,931)      148,632       (175,878)     (173,639)
                              ------------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested................            --            --             --            --
Net realized gain (loss)
  from redemption of
  investment shares.........    (5,127,815)     (155,190)    (2,573,281)      640,775
                              ------------   -----------   ------------   -----------
Net realized gain (loss) on
  investments...............    (5,127,815)     (155,190)    (2,573,281)      640,775
                              ------------   -----------   ------------   -----------
Net unrealized appreciation
  (depreciation) of
  investments:
  Beginning of year.........   (13,125,206)   (2,476,769)   (21,261,297)   (4,751,799)
  End of year...............    (2,226,194)    2,614,927     (9,435,100)    6,357,544
                              ------------   -----------   ------------   -----------
Net unrealized appreciation
  (depreciation) of
  investments during the
  year......................    10,899,012     5,091,696     11,826,197    11,109,343
                              ------------   -----------   ------------   -----------
Net realized and unrealized
  gain (loss) on
  investments...............     5,771,197     4,936,506      9,252,916    11,750,118
                              ------------   -----------   ------------   -----------
Net increase (decrease) in
  net assets resulting from
  operations................  $  5,629,266   $ 5,085,138   $  9,077,038   $11,576,479
                              ============   ===========   ============   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                                GARTMORE
                                                     GARTMORE      GARTMORE       GARTMORE       GARTMORE         GVIT
                                       GARTMORE        GVIT          GVIT           GVIT           GVIT         INVESTOR
                                         GVIT       GOVERNMENT     INVESTOR       INVESTOR       INVESTOR     DESTINATIONS
                                      EQUITY 500       BOND      DESTINATIONS   DESTINATIONS   DESTINATIONS    MODERATELY
                                        INDEX       (CLASS I)     AGGRESSIVE    CONSERVATIVE     MODERATE      AGGRESSIVE
                                         FUND          FUND          FUND           FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $  3,038,217    $   998       $ 6,374        $ 8,409        $ 8,499        $ 11,830
EXPENSES
Mortality and expense risks........     1,148,165        226         1,443          1,403          2,496           3,988
                                     ------------    -------       -------        -------        -------        --------
Net investment income (loss).......     1,890,052        772         4,931          7,006          6,003           7,842
                                     ------------    -------       -------        -------        -------        --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................            --          3        13,422          2,482            433              --
Net realized gain (loss) from
  redemption of investment
  shares...........................    (6,127,400)      (214)        1,588          1,035          2,914           2,528
                                     ------------    -------       -------        -------        -------        --------
Net realized gain (loss) on
  investments......................    (6,127,400)      (211)       15,010          3,517          3,347           2,528
                                     ------------    -------       -------        -------        -------        --------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................   (76,881,382)        --            --             --             --              --
  End of year......................   (32,391,124)      (930)       73,025         13,580         76,284         167,965
                                     ------------    -------       -------        -------        -------        --------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................    44,490,258       (930)       73,025         13,580         76,284         167,965
                                     ------------    -------       -------        -------        -------        --------
Net realized and unrealized gain
  (loss) on investments............    38,362,858     (1,141)       88,035         17,097         79,631         170,493
                                     ------------    -------       -------        -------        -------        --------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $ 40,252,910    $  (369)      $92,966        $24,103        $85,634        $178,335
                                     ============    =======       =======        =======        =======        ========

                                       GARTMORE
                                         GVIT
                                       INVESTOR     GARTMORE   DREYFUS
                                     DESTINATIONS     GVIT      GVIT
                                      MODERATELY    EMERGING   MID CAP
                                     CONSERVATIVE   MARKETS     INDEX
                                         FUND         FUND      FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................     $1,356      $    949   $ 1,644
EXPENSES
Mortality and expense risks........        259         1,176     1,694
                                        ------      --------   -------
Net investment income (loss).......      1,097          (227)      (50)
                                        ------      --------   -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................        267            --         3
Net realized gain (loss) from
  redemption of investment
  shares...........................        741        36,606     5,270
                                        ------      --------   -------
Net realized gain (loss) on
  investments......................      1,008        36,606     5,273
                                        ------      --------   -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................         --            --        --
  End of year......................      4,227        67,089    78,970
                                        ------      --------   -------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................      4,227        67,089    78,970
                                        ------      --------   -------
Net realized and unrealized gain
  (loss) on investments............      5,235       103,695    84,243
                                        ------      --------   -------
Net increase (decrease) in net
  assets resulting from
  operations.......................     $6,332      $103,468   $84,193
                                        ======      ========   =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                     FEDERATED   GARTMORE    GARTMORE
                                       GVIT        GVIT        GVIT        GARTMORE      GARTMORE                 GARTMORE
                                       HIGH       GLOBAL      GLOBAL     GVIT GLOBAL       GVIT        GVIT         GVIT
                                      INCOME     FINANCIAL    HEALTH     TECHNOLOGY &     GLOBAL     SMALL CAP   U.S. GROWTH
                                       BOND      SERVICES    SCIENCES   COMMUNICATIONS   UTILITIES    GROWTH       LEADERS
                                       FUND        FUND        FUND          FUND          FUND        FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $27,442     $ 1,200          --           --        $    81          --           --
EXPENSES
Mortality and expense risks........     1,731         869    $  1,068      $   524             55     $ 1,989      $   992
                                      -------     -------    --------      -------        -------     -------      -------
Net investment income (loss).......    25,711         331      (1,068)        (524)            26      (1,989)        (992)
                                      -------     -------    --------      -------        -------     -------      -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................        --      29,480      87,079           --             --          --       35,321
Net realized gain (loss) from
  redemption of investment
  shares...........................     3,163       6,267       8,454        9,900         (1,624)     33,198        3,173
                                      -------     -------    --------      -------        -------     -------      -------
Net realized gain (loss) on
  investments......................     3,163      35,747      95,533        9,900         (1,624)     33,198       38,494
                                      -------     -------    --------      -------        -------     -------      -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................        --          --          --           --             --          --           --
  End of year......................    17,869      11,652     (47,692)       4,049          2,360      30,930        6,975
                                      -------     -------    --------      -------        -------     -------      -------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................    17,869      11,652     (47,692)       4,049          2,360      30,930        6,975
                                      -------     -------    --------      -------        -------     -------      -------
Net realized and unrealized gain on
  investments......................    21,032      47,399      47,841       13,949            736      64,128       45,469
                                      -------     -------    --------      -------        -------     -------      -------
Net increase in net assets
  resulting from operations........   $46,743     $47,730    $ 46,773      $13,425        $   762     $62,139      $44,477
                                      =======     =======    ========      =======        =======     =======      =======


                                     VAN KAMPEN       ZERO
                                     GVIT MULTI      COUPON
                                     SECTOR BOND      BOND
                                        FUND       2006 SERIES
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................    $25,497             --
EXPENSES
Mortality and expense risks........      2,448     $  158,032
                                       -------     ----------
Net investment income (loss).......     23,049       (158,032)
                                       -------     ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................         --             --
Net realized gain (loss) from
  redemption of investment
  shares...........................       (925)     1,223,701
                                       -------     ----------
Net realized gain (loss) on
  investments......................       (925)     1,223,701
                                       -------     ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................         --      3,378,372
  End of year......................      5,865      2,579,421
                                       -------     ----------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................      5,865       (798,951)
                                       -------     ----------
Net realized and unrealized gain on
  investments......................      4,940        424,750
                                       -------     ----------
Net increase in net assets
  resulting from operations........    $27,989     $  266,718
                                       =======     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                  FIDELITY                      FIDELITY                      FIDELITY     INVESTMENT
                                  EQUITY-        FIDELITY         HIGH         FIDELITY        ASSET         GRADE
                                   INCOME         GROWTH         INCOME        OVERSEAS       MANAGER         BOND
                                 PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................  $  2,191,722   $     464,473   $ 1,278,068   $    320,500   $  1,619,181   $1,776,503
EXPENSES
Mortality and expense risks...       844,881       1,204,082       131,962        269,062        311,554      329,039
                                ------------   -------------   -----------   ------------   ------------   ----------
Net investment income
 (loss).......................     1,346,841        (739,609)    1,146,106         51,438      1,307,627    1,447,464
                                ------------   -------------   -----------   ------------   ------------   ----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
Realized gain distributions
 reinvested...................            --              --            --             --             --      625,066
Net realized gain (loss) from
 redemption of investment
 shares.......................      (624,722)     (3,368,535)   (1,039,454)    (3,641,353)    (1,935,353)     766,868
                                ------------   -------------   -----------   ------------   ------------   ----------
Net realized gain (loss) on
 investments..................      (624,722)     (3,368,535)   (1,039,454)    (3,641,353)    (1,935,353)   1,391,934
                                ------------   -------------   -----------   ------------   ------------   ----------
Net unrealized appreciation of
 investments:
 Beginning of year............   (29,290,247)   (106,479,278)   (1,187,069)   (27,063,941)   (10,890,440)   3,889,338
 End of year..................     2,529,430     (53,961,205)    2,977,875     (9,048,929)    (3,065,842)   3,000,140
                                ------------   -------------   -----------   ------------   ------------   ----------
Net unrealized appreciation of
 investments during the
 year.........................    31,819,677      52,518,073     4,164,944     18,015,012      7,824,598     (889,198)
                                ------------   -------------   -----------   ------------   ------------   ----------
Net realized and unrealized
 gain on investments..........    31,194,955      49,149,538     3,125,490     14,373,659      5,889,245      502,736
                                ------------   -------------   -----------   ------------   ------------   ----------
Net increase in net assets
 resulting from operations....  $ 32,541,796   $  48,409,929   $ 4,271,596   $ 14,425,097   $  7,196,872   $1,950,200
                                ============   =============   ===========   ============   ============   ==========

                                                                         FIDELITY
                                                                        INVESTMENT   FIDELITY
                                                                          GRADE       EQUITY-    FIDELITY    FIDELITY
                                               FIDELITY     FIDELITY       BOND       INCOME      GROWTH     OVERSEAS
                                  FIDELITY      MID CAP      VALUE       (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                 CONTRAFUND     GROWTH     STRATEGIES    SHARES)      SHARES)     SHARES)     SHARES)
                                 PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................  $    399,592         --           --          --           --          --          --
EXPENSES
Mortality and expense risks...       618,805   $  3,481     $  2,112     $   955      $   250     $   570     $   361
                                ------------   --------     --------     -------      -------     -------     -------
Net investment income
 (loss).......................      (219,213)    (3,481)      (2,112)       (955)        (250)       (570)       (361)
                                ------------   --------     --------     -------      -------     -------     -------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
Realized gain distributions
 reinvested...................            --         --        7,517          --           --          --          --
Net realized gain (loss) from
 redemption of investment
 shares.......................      (879,727)    22,241       80,776      (1,481)         975       1,146       2,062
                                ------------   --------     --------     -------      -------     -------     -------
Net realized gain (loss) on
 investments..................      (879,727)    22,241       88,293      (1,481)         975       1,146       2,062
                                ------------   --------     --------     -------      -------     -------     -------
Net unrealized appreciation of
 investments:
 Beginning of year............   (22,122,152)        --           --          --           --          --          --
 End of year..................       761,625    251,180       43,106       7,675       13,297      22,237      26,454
                                ------------   --------     --------     -------      -------     -------     -------
Net unrealized appreciation of
 investments during the
 year.........................    22,883,777    251,180       43,106       7,675       13,297      22,237      26,454
                                ------------   --------     --------     -------      -------     -------     -------
Net realized and unrealized
 gain on investments..........    22,004,050    273,421      131,399       6,194       14,272      23,383      28,516
                                ------------   --------     --------     -------      -------     -------     -------
Net increase in net assets
 resulting from operations....  $ 21,784,837   $269,940     $129,287     $ 5,239      $14,022     $22,813     $28,155
                                ============   ========     ========     =======      =======     =======     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                         NEUBERGER
                                          BERMAN                                NEUBERGER   NEUBERGER                  VAN ECK
                                          LIMITED     NEUBERGER     NEUBERGER    BERMAN       BERMAN      VAN ECK     WORLDWIDE
                                         MATURITY       BERMAN       BERMAN      MID-CAP     SOCIALLY    WORLDWIDE       HARD
                                           BOND        PARTNERS     FASCIANO     GROWTH     RESPONSIVE      BOND        ASSETS
                                         PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................  $ 723,271             --         --         --           --     $  131,243   $   16,290
EXPENSES
Mortality and expense risks............    121,104   $    161,130    $ 1,770     $  389       $   94         59,878       25,489
                                         ---------   ------------    -------     ------       ------     ----------   ----------
Net investment income (loss)...........    602,167       (161,130)    (1,770)      (389)         (94)        71,365       (9,199)
                                         ---------   ------------    -------     ------       ------     ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain distributions
 reinvested............................         --             --        362         --           --             --           --
Net realized gain from redemption of
 investment shares.....................    330,557     (1,755,152)     4,183      4,539          218        308,056       90,964
                                         ---------   ------------    -------     ------       ------     ----------   ----------
Net realized gain on investments.......    330,557     (1,755,152)     4,545      4,539          218        308,056       90,964
                                         ---------   ------------    -------     ------       ------     ----------   ----------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year.....................    516,348    (10,724,570)        --         --           --        709,069     (215,800)
 End of year...........................   (135,397)    (1,976,737)    69,180      1,329        4,085      1,654,707    1,173,423
                                         ---------   ------------    -------     ------       ------     ----------   ----------
Net unrealized (depreciation)
 appreciation of investments during the
 year..................................   (651,745)     8,747,833     69,180      1,329        4,085        945,638    1,389,223
                                         ---------   ------------    -------     ------       ------     ----------   ----------
Net realized and unrealized (loss) gain
 on investments........................   (321,188)     6,992,681     73,725      5,868        4,303      1,253,694    1,480,187
                                         ---------   ------------    -------     ------       ------     ----------   ----------
Net increase (decrease) in net assets
 resulting from operations.............  $ 280,979   $  6,831,551    $71,955     $5,479       $4,209     $1,325,059   $1,470,988
                                         =========   ============    =======     ======       ======     ==========   ==========


                                           VAN ECK      VAN ECK         ALGER
                                          WORLDWIDE    WORLDWIDE       AMERICAN        STRONG
                                          EMERGING        REAL          SMALL          MID-CAP       STRONG
                                           MARKETS       ESTATE     CAPITALIZATION     GROWTH      OPPORTUNITY
                                          PORTFOLIO    PORTFOLIO      PORTFOLIO        FUND II       FUND II
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................  $    17,854   $   75,530              --             --   $     5,661
EXPENSES
Mortality and expense risks............      102,623       26,848    $    181,442    $    50,972        52,217
                                         -----------   ----------    ------------    -----------   -----------
Net investment income (loss)...........      (84,769)      48,682        (181,442)       (50,972)      (46,556)
                                         -----------   ----------    ------------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain distributions
 reinvested............................           --           --              --             --            --
Net realized gain from redemption of
 investment shares.....................   (1,099,748)      75,608     (11,097,688)    (1,294,152)     (857,419)
                                         -----------   ----------    ------------    -----------   -----------
Net realized gain on investments.......   (1,099,748)      75,608     (11,097,688)    (1,294,152)     (857,419)
                                         -----------   ----------    ------------    -----------   -----------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year.....................   (4,742,620)    (126,277)    (22,638,543)    (3,741,943)   (2,381,334)
 End of year...........................    3,071,116      917,699      (2,345,476)      (459,395)      784,826
                                         -----------   ----------    ------------    -----------   -----------
Net unrealized (depreciation)
 appreciation of investments during the
 year..................................    7,813,736    1,043,976      20,293,067      3,282,548     3,166,160
                                         -----------   ----------    ------------    -----------   -----------
Net realized and unrealized (loss) gain
 on investments........................    6,713,988    1,119,584       9,195,379      1,988,396     2,308,741
                                         -----------   ----------    ------------    -----------   -----------
Net increase (decrease) in net assets
 resulting from operations.............  $ 6,629,219   $1,168,266    $  9,013,937    $ 1,937,424   $ 2,262,185
                                         ===========   ==========    ============    ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                      DREYFUS       DREYFUS                       AMERICAN        AMERICAN
                                        DREYFUS      DEVELOPING    SMALL CAP      DREYFUS          CENTURY        CENTURY
                                      APPRECIATION    LEADERS     STOCK INDEX   STOCK INDEX   VP INTERNATIONAL    VP ULTRA
                                       PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND             FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................    $  24,374       $   11      $  2,675      $ 14,648         $  6,087             --
EXPENSES
Mortality and expense risks........       12,507           62         3,758         4,641            5,945        $ 6,484
                                       ---------       ------      --------      --------         --------        --------
Net investment income (loss).......       11,867          (51)       (1,083)       10,007              142         (6,484)
                                       ---------       ------      --------      --------         --------        --------
NET REALIZED AND UNREALIZED (LOSS)
 GAIN ON INVESTMENTS
Realized gain distributions
 reinvested........................           --           --         8,547            --               --             --
Net realized gain (loss) from
 redemption of investment shares...      (37,800)         153        36,665        16,696          (51,957)        13,981
                                       ---------       ------      --------      --------         --------        --------
Net realized gain on investments...      (37,800)         153        45,212        16,696          (51,957)        13,981
                                       ---------       ------      --------      --------         --------        --------
Net unrealized appreciation of
 investments:
 Beginning of year.................     (135,213)          --            --            --          (96,696)       (19,456)
 End of year.......................      220,468        3,084       129,919       171,680          142,488        168,097
                                       ---------       ------      --------      --------         --------        --------
Net unrealized appreciation of
 investments during the year.......      355,681        3,084       129,919       171,680          239,184        187,553
                                       ---------       ------      --------      --------         --------        --------
Net realized and unrealized loss on
 investments.......................      317,881        3,237       175,131       188,376          187,227        201,534
                                       ---------       ------      --------      --------         --------        --------
Net decrease in net assets
 resulting from operations.........    $ 329,748       $3,186      $174,048      $198,383         $187,369        $195,050
                                       =========       ======      ========      ========         ========        ========

                                                                AMERICAN
                                     AMERICAN    AMERICAN       CENTURY
                                     CENTURY      CENTURY     VP INFLATION
                                     VP VALUE   VP INCOME &    PROTECTION
                                       FUND     GROWTH FUND       FUND
-----------------------------------
INVESTMENT INCOME
Dividends..........................  $23,340           --        $1,111
EXPENSES
Mortality and expense risks........   19,874      $ 2,087           440
                                     --------     -------        ------
Net investment income (loss).......    3,466       (2,087)          671
                                     --------     -------        ------
NET REALIZED AND UNREALIZED (LOSS)
 GAIN ON INVESTMENTS
Realized gain distributions
 reinvested........................       --           --            68
Net realized gain (loss) from
 redemption of investment shares...  (16,047)       5,647           (40)
                                     --------     -------        ------
Net realized gain on investments...  (16,047)       5,647            28
                                     --------     -------        ------
Net unrealized appreciation of
 investments:
 Beginning of year.................  (90,586)          --            --
 End of year.......................  696,177       81,208         4,222
                                     --------     -------        ------
Net unrealized appreciation of
 investments during the year.......  786,763       81,208         4,222
                                     --------     -------        ------
Net realized and unrealized loss on
 investments.......................  770,716       86,855         4,250
                                     --------     -------        ------
Net decrease in net assets
 resulting from operations.........  $774,182     $84,768        $4,921
                                     ========     =======        ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                 JANUS ASPEN
                                                                          JANUS                     RISK
                                         JANUS ASPEN     JANUS ASPEN      ASPEN        JANUS       MANAGED     OPPENHEIMER
                                           CAPITAL      INTERNATIONAL     GLOBAL       ASPEN      LARGE CAP      CAPITAL
                                         APPRECIATION      GROWTH       TECHNOLOGY   BALANCED       CORE       APPRECIATION
                                          PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      FUND VA
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................    $  2,509       $  5,600             --     $ 8,467       $   97       $  3,716
EXPENSES
Mortality and expense risks............       6,163          3,767       $  2,135       1,956           29          8,385
                                           --------       --------       --------     -------       ------       --------
Net investment (loss) income...........      (3,654)         1,833         (2,135)      6,511           68         (4,669)
                                           --------       --------       --------     -------       ------       --------
NET REALIZED AND UNREALIZED (LOSS) GAIN
  ON INVESTMENTS
Realized gain distributions
  reinvested...........................          --             --             --          --           --             --
Net realized gain from redemption of
  investment shares....................      17,813         (1,184)        22,489       4,260          124         24,757
                                           --------       --------       --------     -------       ------       --------
Net realized gain on investments.......      17,813         (1,184)        22,489       4,260          124         24,757
                                           --------       --------       --------     -------       ------       --------
Net unrealized appreciation of
  investments:
  Beginning of year....................     (18,187)       (13,437)       (13,496)         --           --        (18,548)
  End of year..........................     126,085        186,087         78,286      29,711        3,121        303,400
                                           --------       --------       --------     -------       ------       --------
Net unrealized appreciation of
  investments during the year..........     144,272        199,524         91,782      29,711        3,121        321,948
                                           --------       --------       --------     -------       ------       --------
Net realized and unrealized gain on
  investments..........................     162,085        198,340        114,271      33,971        3,245        346,705
                                           --------       --------       --------     -------       ------       --------
Net increase in net assets resulting
  from operations......................    $158,431       $200,173       $112,136     $40,482       $3,313       $342,036
                                           ========       ========       ========     =======       ======       ========


                                         OPPENHEIMER                               OPPENHEIMER
                                           GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET
                                         SECURITIES    MAIN STREET   HIGH INCOME    SMALL CAP
                                           FUND VA       FUND VA       FUND VA       FUND VA
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................   $  7,209      $  7,400            --            --
EXPENSES
Mortality and expense risks............     10,315         6,928       $   542       $   931
                                          --------      --------       -------       -------
Net investment (loss) income...........     (3,106)          472          (542)         (931)
                                          --------      --------       -------       -------
NET REALIZED AND UNREALIZED (LOSS) GAIN
  ON INVESTMENTS
Realized gain distributions
  reinvested...........................         --            --            --            --
Net realized gain from redemption of
  investment shares....................     81,467        (4,484)          665         5,436
                                          --------      --------       -------       -------
Net realized gain on investments.......     81,467        (4,484)          665         5,436
                                          --------      --------       -------       -------
Net unrealized appreciation of
  investments:
  Beginning of year....................    (19,931)      (28,300)           --            --
  End of year..........................    517,644       228,457        15,385        49,629
                                          --------      --------       -------       -------
Net unrealized appreciation of
  investments during the year..........    537,575       256,757        15,385        49,629
                                          --------      --------       -------       -------
Net realized and unrealized gain on
  investments..........................    619,042       252,273        16,050        55,065
                                          --------      --------       -------       -------
Net increase in net assets resulting
  from operations......................   $615,936      $252,745       $15,508       $54,134
                                          ========      ========       =======       =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                              AIM V.I.      AIM V.I.     FEDERATED   FEDERATED    FEDERATED        FRANKLIN
                               AIM V.I.       CAPITAL        CAPITAL      QUALITY    AMERICAN      CAPITAL         SMALL CAP
                              BASIC VALUE   APPRECIATION   DEVELOPMENT     BOND       LEADERS    APPRECIATION        VALUE
                                 FUND           FUND          FUND        FUND II     FUND II      FUND II      SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................    $   114            --            --            --         --            --         $    149
EXPENSES
Mortality and expense
  risks.....................        837        $  160        $   55       $ 1,312     $   87        $   74            2,493
                                -------        ------        ------       -------     ------        ------         --------
Net investment loss.........       (723)         (160)          (55)       (1,312)       (87)          (74)          (2,344)
                                -------        ------        ------       -------     ------        ------         --------
NET REALIZED AND UNREALIZED
  (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
  reinvested................         --            --            --            --         --            --               --
Net realized gain (loss)
  from redemption of
  investment shares.........      4,439         2,955           146          (969)       122            41           14,579
                                -------        ------        ------       -------     ------        ------         --------
Net realized gain (loss) on
  investments...............      4,439         2,955           146          (969)       122            41           14,579
                                -------        ------        ------       -------     ------        ------         --------
Net unrealized appreciation
  of investments:
  Beginning of year.........         --            --            --            --         --            --               --
  End of year...............     39,270         2,959         3,811         8,958      3,980         2,611          138,484
                                -------        ------        ------       -------     ------        ------         --------
Net unrealized appreciation
  of investments during the
  year......................     39,270         2,959         3,811         8,958      3,980         2,611          138,484
                                -------        ------        ------       -------     ------        ------         --------
Net realized and unrealized
  gain on investments.......     43,709         5,914         3,957         7,989      4,102         2,652          153,063
                                -------        ------        ------       -------     ------        ------         --------
Net increase in net assets
  resulting from
  operations................    $42,986        $5,754        $3,902       $ 6,677     $4,015        $2,578         $150,719
                                =======        ======        ======       =======     ======        ======         ========

                                 FRANKLIN       TEMPLETON
                                  RISING         FOREIGN     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                 DIVIDENDS      SECURITIES       GROWTH &         SMALL CAP VALUE
                              SECURITIES FUND      FUND      INCOME PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................     $  3,113        $  2,340         $   187            $    257
EXPENSES
Mortality and expense
  risks.....................        5,273           3,191           1,760               2,271
                                 --------        --------         -------            --------
Net investment loss.........       (2,160)           (851)         (1,573)             (2,014)
                                 --------        --------         -------            --------
NET REALIZED AND UNREALIZED
  (LOSS) GAIN ON INVESTMENTS
Realized gain distributions
  reinvested................        9,471              --              --                 613
Net realized gain (loss)
  from redemption of
  investment shares.........       10,309          31,176             601              21,175
                                 --------        --------         -------            --------
Net realized gain (loss) on
  investments...............       19,780          31,176             601              21,788
                                 --------        --------         -------            --------
Net unrealized appreciation
  of investments:
  Beginning of year.........           --              --              --                  --
  End of year...............      191,745         155,662          86,882             126,047
                                 --------        --------         -------            --------
Net unrealized appreciation
  of investments during the
  year......................      191,745         155,662          86,882             126,047
                                 --------        --------         -------            --------
Net realized and unrealized
  gain on investments.......      211,525         186,838          87,483             147,835
                                 --------        --------         -------            --------
Net increase in net assets
  resulting from
  operations................     $209,365        $185,987         $85,910            $145,821
                                 ========        ========         =======            ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                              PUTNAM                               VANGUARD      VANGUARD
                            MFS INVESTORS                    GROWTH &      PUTNAM        PUTNAM     EQUITY      TOTAL BOND
                             GROWTH STOCK      MFS VALUE      INCOME    INTERNATIONAL   VOYAGER     INCOME     MARKET INDEX
                                SERIES           SERIES        FUND      EQUITY FUND      FUND     PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................           --                --          --            --           --          --           --
EXPENSES
Mortality and expense
  risks..................       $  390          $  3,685      $  216       $   816      $   149     $   386       $  405
                                ------          --------      ------       -------      -------     -------       ------
Net investment loss......         (390)           (3,685)       (216)         (816)        (149)       (386)        (405)
                                ------          --------      ------       -------      -------     -------       ------
NET REALIZED AND
  UNREALIZED (LOSS) GAIN
  ON INVESTMENTS
Realized gain
  distributions
  reinvested.............           --                --          --            --           --          --           --
Net realized gain (loss)
  from redemption of
  investment shares......          517            12,582       2,660           216          484       1,343         (328)
                                ------          --------      ------       -------      -------     -------       ------
Net realized gain (loss)
  on investments.........          517            12,582       2,660           216          484       1,343         (328)
                                ------          --------      ------       -------      -------     -------       ------
Net unrealized
  appreciation of
  investments:
  Beginning of year......           --                --          --            --           --          --           --
  End of year............        9,141           164,701       5,685        49,469       14,484      18,894        3,145
                                ------          --------      ------       -------      -------     -------       ------
Net unrealized
  appreciation of
  investments during the
  year...................        9,141           164,701       5,685        49,469       14,484      18,894        3,145
                                ------          --------      ------       -------      -------     -------       ------
Net realized and
  unrealized gain on
  investments............        9,658           177,283       8,345        49,685       14,968      20,237        2,817
                                ------          --------      ------       -------      -------     -------       ------
Net increase in net
  assets resulting from
  operations.............       $9,268          $173,598      $8,129       $48,869      $14,819     $19,851       $2,412
                                ======          ========      ======       =======      =======     =======       ======

                            VANGUARD     VANGUARD     VAN KAMPEN     VAN KAMPEN
                           HIGH YIELD    MID CAP      CORE PLUS       EMERGING        VAN KAMPEN
                              BOND        INDEX      FIXED INCOME   MARKETS DEBT   U.S. REAL ESTATE
                           PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................        --           --        $    5             --               --
EXPENSES
Mortality and expense
  risks..................    $  246      $   274           317        $   562          $ 1,718
                             ------      -------        ------        -------          -------
Net investment loss......      (246)        (274)         (312)          (562)          (1,718)
                             ------      -------        ------        -------          -------
NET REALIZED AND
  UNREALIZED (LOSS) GAIN
  ON INVESTMENTS
Realized gain
  distributions
  reinvested.............        --           --            63             --               --
Net realized gain (loss)
  from redemption of
  investment shares......       377        1,146           330          1,853            3,929
                             ------      -------        ------        -------          -------
Net realized gain (loss)
  on investments.........       377        1,146           393          1,853            3,929
                             ------      -------        ------        -------          -------
Net unrealized
  appreciation of
  investments:
  Beginning of year......        --           --            --             --               --
  End of year............     4,211       13,668         2,864         13,799           71,723
                             ------      -------        ------        -------          -------
Net unrealized
  appreciation of
  investments during the
  year...................     4,211       13,668         2,864         13,799           71,723
                             ------      -------        ------        -------          -------
Net realized and
  unrealized gain on
  investments............     4,588       14,814         3,257         15,652           75,652
                             ------      -------        ------        -------          -------
Net increase in net
  assets resulting from
  operations.............    $4,342      $14,540        $2,945        $15,090          $73,934
                             ======      =======        ======        =======          =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                        GARTMORE       GARTMORE      GARTMORE GVIT                     GARTMORE
                                                          GVIT           GVIT         GOVERNMENT        JP MORGAN        GVIT
                                                       NATIONWIDE    MONEY MARKET   BOND (CLASS IV)   GVIT BALANCED     MID CAP
                                         TOTAL            FUND           FUND            FUND             FUND        GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   10,259,458   $    780,108   $    23,921      $ 1,738,924      $ 1,298,311    $  (407,950)
Net realized gain (loss) on
 investments.......................     (46,559,266)    (7,478,544)           --          406,627         (546,025)    (1,003,576)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................     348,599,095     38,805,795            --       (1,561,200)       4,943,025     20,210,268
                                     --------------   ------------   ------------     -----------      -----------    -----------
Net increase (decrease) in net
 assets from operations............     312,299,287     32,107,359        23,921          584,351        5,695,311     18,798,742
                                     --------------   ------------   ------------     -----------      -----------    -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     215,670,202     13,191,509    23,991,261        3,358,803        3,764,749      7,227,188
Cost of insurance and
 administrative charges............    (112,902,926)    (7,930,936)   (7,307,536)      (1,974,903)      (2,488,036)    (4,046,881)
Surrenders and forfeitures.........     (80,329,612)   (11,340,198)  (10,631,451)      (1,741,322)      (2,123,395)    (3,827,886)
Deduction for surrender charges....     (14,048,148)      (414,818)   (1,630,365)        (230,818)        (167,481)      (531,562)
Transfers between portfolios and
 the Guaranteed Account............     (16,817,582)    (5,470,959)  (10,237,099)          18,644         (556,156)    (3,641,717)
Net repayments (withdrawals) due to
 policy loans......................       3,784,538      2,481,651       591,363           49,512          312,532         68,256
Withdrawals due to death
 benefits..........................      (4,788,015)      (988,500)     (177,713)        (178,595)        (491,554)      (103,903)
                                     --------------   ------------   ------------     -----------      -----------    -----------
Net (decrease) increase in net
 assets derived from policy
 transactions......................      (9,431,543)   (10,472,251)   (5,401,540)        (698,679)      (1,749,341)    (4,856,505)
                                     --------------   ------------   ------------     -----------      -----------    -----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements................        (110,969)        73,189            --               45              (43)        (9,843)
                                     --------------   ------------   ------------     -----------      -----------    -----------
Total increase (decrease) in net
 assets............................     302,756,775     21,708,297    (5,377,619)        (114,283)       3,945,927     13,932,394
NET ASSETS
 Beginning of year.................   1,181,691,342    126,651,616    61,358,051       24,375,279       33,368,854     50,897,187
                                     --------------   ------------   ------------     -----------      -----------    -----------
 End of year.......................  $1,484,448,117   $148,359,913   $55,980,432      $24,260,996      $37,314,781    $64,829,581
                                     ==============   ============   ============     ===========      ===========    ===========
CHANGES IN UNITS
 Beginning units...................       5,592,213        230,041       311,860           77,406           74,085        128,129
                                     --------------   ------------   ------------     -----------      -----------    -----------
 Units purchased...................       2,233,809         40,774       297,030           29,677           16,175         31,020
 Units redeemed....................      (2,065,564)       (57,101)     (312,523)         (32,046)         (18,491)       (36,973)
                                     --------------   ------------   ------------     -----------      -----------    -----------
 Ending units......................       5,760,458        213,714       296,367           75,037           71,769        122,176
                                     ==============   ============   ============     ===========      ===========    ===========

                                        DREYFUS                                    GARTMORE       GARTMORE
                                         GVIT         GARTMORE      COMSTOCK         GVIT           GVIT
                                     INTERNATIONAL      GVIT       GVIT VALUE    SMALL COMPANY    SMALL CAP
                                      VALUE FUND     GROWTH FUND      FUND           FUND        VALUE FUND
-----------------------------------  -----------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $   856,421    $  (141,931)  $   148,632    $  (175,878)   $  (173,639)
Net realized gain (loss) on
 investments.......................    (1,072,542)    (5,127,815)     (155,190)    (2,573,281)       640,775
Net unrealized appreciation
 (depreciation) of investments
 during the year...................    15,524,381     10,899,012     5,091,696     11,826,197     11,109,343
                                      -----------    -----------   -----------    -----------    -----------
Net increase (decrease) in net
 assets from operations............    15,308,260      5,629,266     5,085,138      9,077,038     11,576,479
                                      -----------    -----------   -----------    -----------    -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     5,793,600      4,647,505     3,681,951      4,528,958      4,340,286
Cost of insurance and
 administrative charges............    (3,343,799)    (2,327,602)   (1,684,654)    (2,320,639)    (1,902,853)
Surrenders and forfeitures.........    (3,138,024)    (1,244,422)   (1,000,078)    (1,271,139)    (1,691,961)
Deduction for surrender charges....      (236,825)      (294,281)     (254,771)      (369,185)      (304,514)
Transfers between portfolios and
 the Guaranteed Account............    (1,301,553)       932,480     2,076,920     (3,433,988)    (1,089,042)
Net repayments (withdrawals) due to
 policy loans......................       114,325         12,300       (88,294)        88,152       (139,385)
Withdrawals due to death
 benefits..........................      (142,509)       (22,953)       (2,596)       (57,275)        (1,799)
                                      -----------    -----------   -----------    -----------    -----------
Net (decrease) increase in net
 assets derived from policy
 transactions......................    (2,254,785)     1,703,027     2,728,478     (2,835,116)      (789,268)
                                      -----------    -----------   -----------    -----------    -----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements................        18,309        176,952        57,952        163,648     (1,108,657)
                                      -----------    -----------   -----------    -----------    -----------
Total increase (decrease) in net
 assets............................    13,071,784      7,509,245     7,871,568      6,405,570      9,678,554
NET ASSETS
 Beginning of year.................    43,465,597     18,576,077    16,292,142     20,425,412     22,269,360
                                      -----------    -----------   -----------    -----------    -----------
 End of year.......................   $56,537,381    $26,085,322   $24,163,710    $26,830,982    $31,947,914
                                      ===========    ===========   ===========    ===========    ===========
CHANGES IN UNITS
 Beginning units...................       176,991        224,301       156,395        205,299        196,048
                                      -----------    -----------   -----------    -----------    -----------
 Units purchased...................        35,353         78,280        62,420         75,470         77,943
 Units redeemed....................       (44,174)       (70,970)      (56,441)       (88,032)       (83,608)
                                      -----------    -----------   -----------    -----------    -----------
 Ending units......................       168,170        231,611       162,374        192,737        190,383
                                      ===========    ===========   ===========    ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                                    GARTMORE GVIT
                                                      GARTMORE      GARTMORE GVIT   GARTMORE GVIT                     INVESTOR
                                                        GVIT          INVESTOR        INVESTOR      GARTMORE GVIT   DESTINATIONS
                                   GARTMORE GVIT     GOVERNMENT     DESTINATIONS    DESTINATIONS      INVESTOR       MODERATELY
                                    EQUITY 500     BOND (CLASS I)    AGGRESSIVE     CONSERVATIVE    DESTINATIONS     AGGRESSIVE
                                    INDEX FUND          FUND            FUND            FUND        MODERATE FUND       FUND
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $  1,890,052       $   772        $    4,931       $  7,006       $    6,003      $    7,842
Net realized gain (loss) on
 investments.....................    (6,127,400)         (211)           15,010          3,517            3,347           2,528
Net unrealized appreciation
 (depreciation) of investments
 during the year.................    44,490,258          (930)           73,025         13,580           76,284         167,965
                                   ------------       -------        ----------       --------       ----------      ----------
Net increase (decrease) in net
 assets from operations..........    40,252,910          (369)           92,966         24,103           85,634         178,335
                                   ------------       -------        ----------       --------       ----------      ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    30,128,699        63,271           166,194         54,035          227,349         835,738
Cost of insurance and
 administrative charges..........   (16,632,403)       (9,003)          (24,235)       (21,809)         (52,231)        (75,780)
Surrenders and forfeitures.......    (6,313,355)            1                --        (15,897)            (339)            (21)
Deduction for surrender
 charges.........................    (2,264,360)         (160)              (12)          (451)            (545)           (389)
Transfers between portfolios and
 the Guaranteed Account..........    (6,602,487)       39,172           993,475        628,135        1,044,486       1,455,126
Net repayments (withdrawals) due
 to policy loans.................       223,852        (2,566)           (1,986)          (588)         (96,063)             20
Withdrawals due to death
 benefits........................      (541,697)           --                --             --               --              --
                                   ------------       -------        ----------       --------       ----------      ----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (2,001,751)       90,715         1,133,436        643,425        1,122,657       2,214,694
                                   ------------       -------        ----------       --------       ----------      ----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...       283,049            --                --             --                3             127
                                   ------------       -------        ----------       --------       ----------      ----------
Total increase in net assets.....    38,534,208        90,346         1,226,402        667,528        1,208,294       2,393,156
NET ASSETS
 Beginning of year...............   149,651,761            --                --             --               --              --
                                   ------------       -------        ----------       --------       ----------      ----------
 End of year.....................  $188,185,969       $90,346        $1,226,402       $667,528       $1,208,294      $2,393,156
                                   ============       =======        ==========       ========       ==========      ==========
CHANGES IN UNITS
 Beginning units.................       543,464            --                --             --               --              --
                                   ------------       -------        ----------       --------       ----------      ----------
 Units purchased.................       138,479         1,005             9,905          7,170           11,564          19,541
 Units redeemed..................      (143,156)         (125)             (231)        (1,109)          (1,432)           (720)
                                   ------------       -------        ----------       --------       ----------      ----------
 Ending units....................       538,787           880             9,674          6,061           10,132          18,821
                                   ============       =======        ==========       ========       ==========      ==========

                                   GARTMORE GVIT
                                     INVESTOR
                                   DESTINATIONS
                                    MODERATELY     GARTMORE GVIT   DREYFUS GVIT
                                   CONSERVATIVE      EMERGING        MID CAP
                                       FUND        MARKETS FUND     INDEX FUND
---------------------------------  --------------------------------------------
FROM OPERATIONS
Net investment income (loss).....    $  1,097        $   (227)       $    (50)
Net realized gain (loss) on
 investments.....................       1,008          36,606           5,273
Net unrealized appreciation
 (depreciation) of investments
 during the year.................       4,227          67,089          78,970
                                     --------        --------        --------
Net increase (decrease) in net
 assets from operations..........       6,332         103,468          84,193
                                     --------        --------        --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......      36,040          49,502          52,722
Cost of insurance and
 administrative charges..........      (9,885)        (15,088)        (13,162)
Surrenders and forfeitures.......           1          (2,378)            366
Deduction for surrender
 charges.........................          --            (447)           (376)
Transfers between portfolios and
 the Guaranteed Account..........     160,234         577,661         688,070
Net repayments (withdrawals) due
 to policy loans.................          --              --            (421)
Withdrawals due to death
 benefits........................          --              --              --
                                     --------        --------        --------
Net (decrease) increase in net
 assets derived from policy
 transactions....................     186,390         609,250         727,199
                                     --------        --------        --------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...          --             121              --
                                     --------        --------        --------
Total increase in net assets.....     192,722         712,839         811,392
NET ASSETS
 Beginning of year...............          --              --              --
                                     --------        --------        --------
 End of year.....................    $192,722        $712,839        $811,392
                                     ========        ========        ========
CHANGES IN UNITS
 Beginning units.................          --              --              --
                                     --------        --------        --------
 Units purchased.................       1,905           7,457           5,284
 Units redeemed..................        (176)         (3,044)           (436)
                                     --------        --------        --------
 Ending units....................       1,729           4,413           4,848
                                     ========        ========        ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                       GARTMORE GVIT                        GVIT
                                     FEDERATED        GARTMORE         GARTMORE           GLOBAL                            SMALL
                                     GVIT HIGH      GVIT GLOBAL       GVIT GLOBAL      TECHNOLOGY &         GARTMORE         CAP
                                      INCOME         FINANCIAL          HEALTH        COMMUNICATIONS      GVIT GLOBAL      GROWTH
                                     BOND FUND     SERVICES FUND     SCIENCES FUND         FUND          UTILITIES FUND     FUND
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss).....   $ 25,711         $    331         $ (1,068)         $   (524)          $    26       $ (1,989)
Net realized gain (loss) on
 investments......................      3,163           35,747           95,533             9,900            (1,624)        33,198
Net unrealized appreciation
 (depreciation) of investments
 during the year..................     17,869           11,652          (47,692)            4,049             2,360         30,930
                                     --------         --------         --------          --------           -------       --------
Net increase (decrease) in net
 assets from operations...........     46,743           47,730           46,773            13,425               762         62,139
                                     --------         --------         --------          --------           -------       --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......     86,471           33,569           42,147            33,445             6,401         75,001
Cost of insurance and
 administrative charges...........    (33,769)          (8,554)         (10,471)          (12,587)           (1,779)       (25,685)
Surrenders and forfeitures........      3,721               --               --            (2,099)               --            117
Deduction for surrender charges...     (3,730)              --               (2)             (392)               --           (189)
Transfers between portfolios and
 the Guaranteed Account...........    513,025          234,169          729,135           390,013            25,401        594,708
Net repayments (withdrawals) due
 to policy loans..................          2           (2,047)          (1,314)              (24)               --           (132)
Withdrawals due to death
 benefits.........................         --               --               --                --                --             --
                                     --------         --------         --------          --------           -------       --------
Net increase (decrease) in net
 assets derived from policy
 transactions.....................    565,720          257,137          759,495           408,356            30,023        643,820
                                     --------         --------         --------          --------           -------       --------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............         --               92               --                --                --             36
                                     --------         --------         --------          --------           -------       --------
Total increase (decrease) in net
 assets...........................    612,463          304,959          806,268           421,781            30,785        705,995
NET ASSETS
 Beginning of year................         --               --               --                --                --             --
                                     --------         --------         --------          --------           -------       --------
 End of year......................   $612,463         $304,959         $806,268          $421,781           $30,785       $705,995
                                     ========         ========         ========          ========           =======       ========
CHANGES IN UNITS
 Beginning units..................         --               --               --                --                --             --
                                     --------         --------         --------          --------           -------       --------
 Units purchased..................      5,720            2,783            3,807             8,900               784          7,990
 Units redeemed...................     (1,334)            (582)            (797)           (5,877)             (528)        (3,102)
                                     --------         --------         --------          --------           -------       --------
 Ending units.....................      4,386            2,201            3,010             3,023               256          4,888
                                     ========         ========         ========          ========           =======       ========


                                      GARTMORE         VAN KAMPEN          ZERO
                                        GVIT           GVIT MULTI         COUPON
                                     U.S. GROWTH       SECTOR BOND       BOND 2006
                                    LEADERS FUND          FUND            SERIES
----------------------------------  -----------------------------------------------
FROM OPERATIONS
 Net investment income (loss).....    $   (992)         $ 23,049        $  (158,032)
Net realized gain (loss) on
 investments......................      38,494              (925)         1,223,701
Net unrealized appreciation
 (depreciation) of investments
 during the year..................       6,975             5,865           (798,951)
                                      --------          --------        -----------
Net increase (decrease) in net
 assets from operations...........      44,477            27,989            266,718
                                      --------          --------        -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......      25,037           114,410          1,368,887
Cost of insurance and
 administrative charges...........     (10,358)          (46,107)        (1,143,202)
Surrenders and forfeitures........        (747)            6,350         (1,119,219)
Deduction for surrender charges...        (139)           (6,271)          (105,968)
Transfers between portfolios and
 the Guaranteed Account...........     461,095           635,592         (1,578,271)
Net repayments (withdrawals) due
 to policy loans..................        (199)              (86)            43,156
Withdrawals due to death
 benefits.........................          --                --            (27,146)
                                      --------          --------        -----------
Net increase (decrease) in net
 assets derived from policy
 transactions.....................     474,689           703,888         (2,561,763)
                                      --------          --------        -----------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............           2                --                 (1)
                                      --------          --------        -----------
Total increase (decrease) in net
 assets...........................     519,168           731,877         (2,295,046)
NET ASSETS
 Beginning of year................          --                --         16,430,503
                                      --------          --------        -----------
 End of year......................    $519,168          $731,877        $14,135,457
                                      ========          ========        ===========
CHANGES IN UNITS
 Beginning units..................          --                --             37,269
                                      --------          --------        -----------
 Units purchased..................       3,616             7,491              6,028
 Units redeemed...................        (520)           (1,983)           (13,060)
                                      --------          --------        -----------
 Ending units.....................       3,096             5,508             30,237
                                      ========          ========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                     FIDELITY                     FIDELITY                    FIDELITY     INVESTMENT
                                     EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET         GRADE
                                      INCOME         GROWTH        INCOME       OVERSEAS       MANAGER        BOND
                                    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $  1,346,841   $   (739,609)  $ 1,146,106   $    51,438   $ 1,307,627   $ 1,447,464
Net realized gain (loss) on
 investments.....................      (624,722)    (3,368,535)   (1,039,454)   (3,641,353)   (1,935,353)    1,391,934
Net unrealized appreciation of
 investments during the year.....    31,819,677     52,518,073     4,164,944    18,015,012     7,824,598      (889,198)
                                   ------------   ------------   -----------   -----------   -----------   -----------
Net increase in net assets from
 operations......................    32,541,796     48,409,929     4,271,596    14,425,097     7,196,872     1,950,200
                                   ------------   ------------   -----------   -----------   -----------   -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    17,725,192     28,974,533     2,531,263     6,417,445     5,744,023     6,601,036
Cost of insurance and
 administrative charges..........   (10,242,559)   (16,480,722)   (1,611,061)   (3,254,336)   (3,839,143)   (3,769,387)
Surrenders and forfeitures.......    (6,115,254)    (7,934,456)     (610,307)   (2,249,580)   (5,036,362)   (1,923,911)
Deduction for surrender
 charges.........................    (1,062,161)    (2,056,953)     (139,166)     (373,536)     (310,889)     (505,899)
Transfers between portfolios and
 the Guaranteed Account..........    (4,075,913)    (8,626,859)    1,097,430    (3,162,716)      856,445    (2,576,856)
Net repayments (withdrawals) due
 to policy loans.................        49,793        832,128      (104,554)      (36,639)       41,387       185,533
Withdrawals due to death
 benefits........................      (366,193)      (540,781)     (304,815)      (41,491)     (169,618)      (65,868)
                                   ------------   ------------   -----------   -----------   -----------   -----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (4,087,095)    (5,833,110)      858,790    (2,700,853)   (2,714,157)   (2,055,352)
                                   ------------   ------------   -----------   -----------   -----------   -----------
Amounts contributed by Nationwide
 Life Insurance Company of
 America including seed money and
 reimbursements..................        46,377         85,128        14,978        32,208        13,935           166
                                   ------------   ------------   -----------   -----------   -----------   -----------
Total increase (decrease) in net
 assets..........................    28,501,078     42,661,947     5,145,364    11,756,452     4,496,650      (104,986)
NET ASSETS
 Beginning of year...............   113,339,377    156,290,746    16,141,950    35,540,840    43,313,358    44,887,926
                                   ------------   ------------   -----------   -----------   -----------   -----------
 End of year.....................  $141,840,455   $198,952,693   $21,287,314   $47,297,292   $47,810,008   $44,782,940
                                   ============   ============   ===========   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units.................       389,518        609,480       110,033       257,152       174,083       200,554
                                   ------------   ------------   -----------   -----------   -----------   -----------
 Units purchased.................        84,694        141,657        58,522        61,923        44,070        69,449
 Units redeemed..................       (95,088)      (161,687)      (54,979)      (78,190)      (51,774)      (79,231)
                                   ------------   ------------   -----------   -----------   -----------   -----------
 Ending units....................       379,124        589,450       113,576       240,885       166,379       190,772
                                   ============   ============   ===========   ===========   ===========   ===========

                                                                             FIDELITY
                                                                            INVESTMENT   FIDELITY
                                                                              GRADE       EQUITY-    FIDELITY    FIDELITY
                                                   FIDELITY     FIDELITY       BOND       INCOME      GROWTH     OVERSEAS
                                     FIDELITY      MID CAP       VALUE       (SERVICE    (SERVICE    (SERVICE    (SERVICE
                                    CONTRAFUND      GROWTH     STRATEGIES    SHARES)      SHARES)     SHARES)     SHARES)
                                    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $   (219,213)  $   (3,481)  $   (2,112)   $   (955)   $   (250)   $   (570)   $   (361)
Net realized gain (loss) on
 investments.....................      (879,727)      22,241       88,293      (1,481)        975       1,146       2,062
Net unrealized appreciation of
 investments during the year.....    22,883,777      251,180       43,106       7,675      13,297      22,237      26,454
                                   ------------   ----------   ----------    --------    --------    --------    --------
Net increase in net assets from
 operations......................    21,784,837      269,940      129,287       5,239      14,022      22,813      28,155
                                   ------------   ----------   ----------    --------    --------    --------    --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    13,564,871      151,738       77,564     315,725      74,221      87,640      81,836
Cost of insurance and
 administrative charges..........    (7,525,193)     (41,889)     (29,599)    (30,045)    (11,558)    (11,948)    (11,670)
Surrenders and forfeitures.......    (3,221,314)     (23,490)     (20,509)          4         (17)        (15)        (28)
Deduction for surrender
 charges.........................    (1,260,291)      (7,378)      (1,043)       (258)       (364)       (231)       (312)
Transfers between portfolios and
 the Guaranteed Account..........    (2,533,095)   2,434,849    1,077,355      52,209      60,097     168,807      84,372
Net repayments (withdrawals) due
 to policy loans.................      (163,785)      (2,462)     (14,371)         --        (404)     (1,045)         --
Withdrawals due to death
 benefits........................       (65,471)          --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (1,204,278)   2,511,368    1,089,397     337,635     121,975     243,208     154,198
                                   ------------   ----------   ----------    --------    --------    --------    --------
Amounts contributed by Nationwide
 Life Insurance Company of
 America including seed money and
 reimbursements..................        39,343           --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
Total increase (decrease) in net
 assets..........................    20,619,902    2,781,308    1,218,684     342,874     135,997     266,021     182,353
NET ASSETS
 Beginning of year...............    80,817,726           --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
 End of year.....................  $101,437,628   $2,781,308   $1,218,684    $342,874    $135,997    $266,021    $182,353
                                   ============   ==========   ==========    ========    ========    ========    ========
CHANGES IN UNITS
 Beginning units.................       392,710           --           --          --          --          --          --
                                   ------------   ----------   ----------    --------    --------    --------    --------
 Units purchased.................        90,758       18,642       11,304       4,232       1,270       2,319       1,471
 Units redeemed..................      (103,046)      (1,519)      (4,526)       (965)       (171)       (191)       (154)
                                   ------------   ----------   ----------    --------    --------    --------    --------
 Ending units....................       380,422       17,123        6,778       3,267       1,099       2,128       1,317
                                   ============   ==========   ==========    ========    ========    ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                              NEUBERGER   NEUBERGER
                                     NEUBERGER       NEUBERGER    NEUBERGER    BERMAN       BERMAN      VAN ECK       VAN ECK
                                   BERMAN LIMITED     BERMAN       BERMAN      MID-CAP     SOCIALLY    WORLDWIDE     WORLDWIDE
                                   MATURITY BOND     PARTNERS     FASCIANO     GROWTH     RESPONSIVE      BOND      HARD ASSETS
                                     PORTFOLIO       PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $   602,167     $  (161,130)  $ (1,770)   $   (389)    $   (94)    $  71,365    $   (9,199)
Net realized gain on
 investments.....................       330,557      (1,755,152)     4,545       4,539         218       308,056        90,964
Net unrealized (depreciation)
 appreciation of investments
 during the year.................      (651,745)      8,747,833     69,180       1,329       4,085       945,638     1,389,223
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Net increase (decrease) in net
 assets from operations..........       280,979       6,831,551     71,955       5,479       4,209     1,325,059     1,470,988
                                    -----------     -----------   --------    --------     -------     ----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     2,770,243       3,357,497     55,022      19,095       1,133     1,113,976       541,853
Cost of insurance and
 administrative charges..........    (1,486,064)     (2,179,164)   (21,629)     (4,220)       (835)     (672,160)     (301,156)
Surrenders and forfeitures.......    (2,529,595)     (1,263,420)   (16,970)        114          --      (513,843)     (271,097)
Deduction for surrender
 charges.........................      (195,308)       (252,378)      (460)       (223)         --       (67,744)      (40,866)
Transfers between portfolios and
 the Guaranteed Account..........      (634,002)       (806,637)   758,896      86,472      68,645       347,966       431,224
Net (withdrawals) repayments due
 to policy loans.................       (53,012)        (64,655)      (237)       (442)         --       (27,799)       30,074
Withdrawals due to death
 benefits........................       (89,402)       (210,105)        --          --          --      (103,609)      (12,837)
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................    (2,217,140)     (1,418,862)   774,622     100,796      68,943        76,787       377,195
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...            84             133         --          96          26           390           (69)
                                    -----------     -----------   --------    --------     -------     ----------   ----------
Total (decrease) increase in net
 assets..........................    (1,936,077)      5,412,822    846,577     106,371      73,178     1,402,236     1,848,114
NET ASSETS
 Beginning of year...............    18,237,844      20,746,155         --          --          --     7,148,544     3,423,735
                                    -----------     -----------   --------    --------     -------     ----------   ----------
 End of year.....................   $16,301,767     $26,158,977   $846,577    $106,371     $73,178     $8,550,780   $5,271,849
                                    ===========     ===========   ========    ========     =======     ==========   ==========
CHANGES IN UNITS
 Beginning units.................        91,677         207,774         --          --          --        35,359        23,725
                                    -----------     -----------   --------    --------     -------     ----------   ----------
 Units purchased.................        37,716          41,876      6,982       1,914         624        21,130         8,252
 Units redeemed..................       (45,404)        (52,668)      (591)     (1,130)        (30)      (19,612)       (8,075)
                                    -----------     -----------   --------    --------     -------     ----------   ----------
 Ending units....................        83,989         196,982      6,391         784         594        36,877        23,902
                                    ===========     ===========   ========    ========     =======     ==========   ==========

                                     VAN ECK
                                    WORLDWIDE      VAN ECK     ALGER AMERICAN     STRONG
                                    EMERGING      WORLDWIDE        SMALL          MID-CAP       STRONG
                                     MARKETS     REAL ESTATE   CAPITALIZATION     GROWTH      OPPORTUNITY
                                    PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND II       FUND II
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $   (84,769)  $   48,682     $   (181,442)   $   (50,972)  $  (46,556)
Net realized gain on
 investments.....................   (1,099,748)      75,608      (11,097,688)    (1,294,152)    (857,419)
Net unrealized (depreciation)
 appreciation of investments
 during the year.................    7,813,736    1,043,976       20,293,067      3,282,548    3,166,160
                                   -----------   ----------     ------------    -----------   ----------
Net increase (decrease) in net
 assets from operations..........    6,629,219    1,168,266        9,013,937      1,937,424    2,262,185
                                   -----------   ----------     ------------    -----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    2,493,751      675,894        5,060,558      2,004,491    1,575,631
Cost of insurance and
 administrative charges..........   (1,364,240)    (378,657)      (2,689,165)      (899,012)    (695,904)
Surrenders and forfeitures.......     (866,647)    (218,462)      (1,514,773)       (57,102)     (99,679)
Deduction for surrender
 charges.........................     (204,521)     (56,758)        (329,411)      (157,225)     (97,095)
Transfers between portfolios and
 the Guaranteed Account..........      (44,060)      19,078       (1,583,226)      (550,628)    (641,216)
Net (withdrawals) repayments due
 to policy loans.................      (35,369)      15,363           87,351        (16,259)     (37,755)
Withdrawals due to death
 benefits........................      (22,248)          (5)         (54,058)        (3,957)      (1,248)
                                   -----------   ----------     ------------    -----------   ----------
Net (decrease) increase in net
 assets derived from policy
 transactions....................      (43,334)      56,453       (1,022,724)       320,308        2,734
                                   -----------   ----------     ------------    -----------   ----------
Amounts contributed/(withdrawn)
 by Nationwide Life Insurance
 Company of America including
 seed money and reimbursements...         (109)          (3)             506             42           49
                                   -----------   ----------     ------------    -----------   ----------
Total (decrease) increase in net
 assets..........................    6,585,776    1,224,716        7,991,719      2,257,774    2,264,968
NET ASSETS
 Beginning of year...............   14,159,444    3,440,622       21,414,138      5,722,825    6,185,861
                                   -----------   ----------     ------------    -----------   ----------
 End of year.....................  $20,745,220   $4,665,338     $ 29,405,857    $ 7,980,599   $8,450,829
                                   ===========   ==========     ============    ===========   ==========
CHANGES IN UNITS
 Beginning units.................      138,216       27,137          268,910        150,762       82,086
                                   -----------   ----------     ------------    -----------   ----------
 Units purchased.................       48,550       10,475           84,995         62,643       33,021
 Units redeemed..................      (55,626)      (9,727)         (96,139)       (53,712)     (32,984)
                                   -----------   ----------     ------------    -----------   ----------
 Ending units....................      131,140       27,885          257,766        159,693       82,123
                                   ===========   ==========     ============    ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                    DREYFUS       DREYFUS
                                      DREYFUS      DEVELOPING    SMALL CAP      DREYFUS     AMERICAN CENTURY
                                    APPRECIATION    LEADERS     STOCK INDEX   STOCK INDEX   VP INTERNATIONAL   AMERICAN CENTURY
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND             FUND          VP ULTRA FUND
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......   $   11,867     $   (51)    $   (1,083)   $   10,007       $     142          $   (6,484)
Net realized gain on
 investments......................      (37,800)        153         45,212        16,696         (51,957)             13,981
Net unrealized appreciation of
 investments during the year......      355,681       3,084        129,919       171,680         239,184             187,553
                                     ----------     -------     ----------    ----------       ---------          ----------
Net increase in net assets from
 operations.......................      329,748       3,186        174,048       198,383         187,369             195,050
                                     ----------     -------     ----------    ----------       ---------          ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......      441,035       6,902        205,033       231,426         236,107             269,342
Cost of insurance and
 administrative charges...........     (191,970)     (1,537)       (45,618)      (64,194)        (91,828)            (84,574)
Surrenders and forfeitures........      (40,477)         --        (15,738)      (16,431)         (9,256)            (17,104)
Deduction for surrender charges...      (12,955)         --         (2,574)       (1,343)         (5,385)             (4,161)
Transfers between portfolios and
 the Guaranteed Account...........     (102,801)     35,187      1,347,997     1,936,289        (224,470)          1,393,838
Net withdrawals due to policy
 loans............................       (1,803)         --           (446)      (11,353)        (74,926)           (151,045)
                                     ----------     -------     ----------    ----------       ---------          ----------
Net increase in net assets derived
 from policy transactions.........       91,029      40,552      1,488,654     2,074,394        (169,758)          1,406,296
                                     ----------     -------     ----------    ----------       ---------          ----------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............           (8)         95             --            --              15                  (4)
                                     ----------     -------     ----------    ----------       ---------          ----------
Total increase in net assets......      420,769      43,833      1,662,702     2,272,777          17,626           1,601,342
NET ASSETS
 Beginning of year................    1,553,716          --             --            --         750,842             257,838
                                     ----------     -------     ----------    ----------       ---------          ----------
 End of year......................   $1,974,485     $43,833     $1,662,702    $2,272,777       $ 768,468          $1,859,180
                                     ==========     =======     ==========    ==========       =========          ==========
CHANGES IN UNITS
 Beginning units..................       16,212          --             --            --           8,088               2,150
                                     ----------     -------     ----------    ----------       ---------          ----------
 Units purchased..................       11,990         282         13,594        17,595           6,882              19,993
 Units redeemed...................      (10,790)        (18)        (2,212)       (1,573)         (8,729)             (4,647)
                                     ----------     -------     ----------    ----------       ---------          ----------
 Ending units.....................       17,412         264         11,382        16,022           6,241              17,496
                                     ==========     =======     ==========    ==========       =========          ==========


                                                       AMERICAN CENTURY   AMERICAN CENTURY
                                    AMERICAN CENTURY     VP INCOME &        VP INFLATION
                                     VP VALUE FUND       GROWTH FUND      PROTECTION FUND
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......     $    3,466          $ (2,087)          $    671
Net realized gain on
 investments......................        (16,047)            5,647                 28
Net unrealized appreciation of
 investments during the year......        786,763            81,208              4,222
                                       ----------          --------           --------
Net increase in net assets from
 operations.......................        774,182            84,768              4,921
                                       ----------          --------           --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......        603,437           270,909             26,014
Cost of insurance and
 administrative charges...........       (257,284)          (41,370)           (12,704)
Surrenders and forfeitures........        (86,797)               (9)               282
Deduction for surrender charges...        (18,808)              (78)              (281)
Transfers between portfolios and
 the Guaranteed Account...........      1,228,515           451,027            317,935
Net withdrawals due to policy
 loans............................       (239,679)           (1,953)              (170)
                                       ----------          --------           --------
Net increase in net assets derived
 from policy transactions.........      1,229,384           678,526            331,076
                                       ----------          --------           --------
Amounts (withdrawn)/contributed by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............            (10)               26                 12
                                       ----------          --------           --------
Total increase in net assets......      2,003,556           763,320            336,009
NET ASSETS
 Beginning of year................      1,817,752                --                 --
                                       ----------          --------           --------
 End of year......................     $3,821,308          $763,320           $336,009
                                       ==========          ========           ========
CHANGES IN UNITS
 Beginning units..................         17,209                --                 --
                                       ----------          --------           --------
 Units purchased..................         26,320             6,487              2,838
 Units redeemed...................        (13,564)             (704)               (76)
                                       ----------          --------           --------
 Ending units.....................         29,965             5,783              2,762
                                       ==========          ========           ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN                  JANUS ASPEN     OPPENHEIMER
                                      CAPITAL      INTERNATIONAL     GLOBAL      JANUS ASPEN    RISK MANAGED      CAPITAL
                                    APPRECIATION      GROWTH       TECHNOLOGY     BALANCED     LARGE CAP CORE   APPRECIATION
                                     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND VA
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income......   $   (3,654)     $  1,833       $ (2,135)     $  6,511        $     68       $   (4,669)
Net realized gain on
 investments......................       17,813        (1,184)        22,489         4,260             124           24,757
Net unrealized appreciation of
 investments during the year......      144,272       199,524         91,782        29,711           3,121          321,948
                                     ----------      --------       --------      --------        --------       ----------
Net increase in net assets from
 operations.......................      158,431       200,173        112,136        40,482           3,313          342,036
                                     ----------      --------       --------      --------        --------       ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......      508,512       175,945         60,932       114,305           2,207          395,421
Cost of insurance and
 administrative charges...........     (114,038)      (52,860)       (41,916)      (36,135)         (1,008)        (145,551)
Surrenders and forfeitures........       (2,416)       (2,184)        (4,630)        3,793              --          (23,475)
Deduction for surrender charges...      (10,645)       (3,964)       (11,758)       (3,721)             --          (10,655)
Transfers between portfolios and
 the Guaranteed Account...........      444,946       250,800        217,784       463,771         129,453          614,468
Net (withdrawals) repayments due
 to policy loans..................       (4,901)       (9,993)       (10,887)           --              --           (1,730)
Withdrawals due to death
 benefits.........................           --           (69)            --            --              --               --
                                     ----------      --------       --------      --------        --------       ----------
Net increase in net assets derived
 from policy transactions.........      821,458       357,675        209,525       542,013         130,652          828,478
                                     ----------      --------       --------      --------        --------       ----------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............           10        (1,606)            (6)           --              --               (1)
                                     ----------      --------       --------      --------        --------       ----------
Total increase in net assets......      979,899       556,242        321,655       582,495         133,965        1,170,513
NET ASSETS
 Beginning of year................      395,676       220,367        171,537            --              --          657,721
                                     ----------      --------       --------      --------        --------       ----------
 End of year......................   $1,375,575      $776,609       $493,192      $582,495        $133,965       $1,828,234
                                     ==========      ========       ========      ========        ========       ==========
CHANGES IN UNITS
 Beginning units..................        3,192         2,439          2,052            --              --            6,684
                                     ----------      --------       --------      --------        --------       ----------
 Units purchased..................       12,818         6,001          3,852         5,965           1,116           13,015
 Units redeemed...................       (4,205)       (1,548)        (1,791)       (1,436)            (22)          (4,384)
                                     ----------      --------       --------      --------        --------       ----------
 Ending units.....................       11,805         6,892          4,113         4,529           1,094           15,315
                                     ==========      ========       ========      ========        ========       ==========

                                    OPPENHEIMER                               OPPENHEIMER
                                      GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET
                                    SECURITIES    MAIN STREET   HIGH INCOME    SMALL CAP
                                      FUND VA       FUND VA       FUND VA       FUND VA
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income......  $   (3,106)   $      472     $   (542)     $   (931)
Net realized gain on
 investments......................      81,467        (4,484)         665         5,436
Net unrealized appreciation of
 investments during the year......     537,575       256,757       15,385        49,629
                                    ----------    ----------     --------      --------
Net increase in net assets from
 operations.......................     615,936       252,745       15,508        54,134
                                    ----------    ----------     --------      --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......     470,792       325,887       31,065        34,498
Cost of insurance and
 administrative charges...........    (163,371)     (124,582)      (6,842)       (8,015)
Surrenders and forfeitures........     (71,496)       (3,041)         542            --
Deduction for surrender charges...      (4,502)       (3,068)        (564)           (9)
Transfers between portfolios and
 the Guaranteed Account...........   1,033,907       520,975      213,763       403,561
Net (withdrawals) repayments due
 to policy loans..................       8,179       (15,232)        (171)       (1,252)
Withdrawals due to death
 benefits.........................          --            --           --            --
                                    ----------    ----------     --------      --------
Net increase in net assets derived
 from policy transactions.........   1,273,509       700,939      237,793       428,783
                                    ----------    ----------     --------      --------
Amounts contributed/(withdrawn) by
 Nationwide Life Insurance Company
 of America including seed money
 and reimbursements...............          (1)           --           --            32
                                    ----------    ----------     --------      --------
Total increase in net assets......   1,889,444       953,684      253,301       482,949
NET ASSETS
 Beginning of year................     709,269       583,694           --            --
                                    ----------    ----------     --------      --------
 End of year......................  $2,598,713    $1,537,378     $253,301      $482,949
                                    ==========    ==========     ========      ========
CHANGES IN UNITS
 Beginning units..................       8,173         5,550           --            --
                                    ----------    ----------     --------      --------
 Units purchased..................      19,288         8,857        1,676         2,467
 Units redeemed...................      (5,912)       (2,256)        (198)         (218)
                                    ----------    ----------     --------      --------
 Ending units.....................      21,549        12,151        1,478         2,249
                                    ==========    ==========     ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                                          FRANKLIN
                                          AIM V.I.     AIM V.I.      AIM V.I.     FEDERATED   FEDERATED    FEDERATED     SMALL CAP
                                           BASIC       CAPITAL        CAPITAL      QUALITY    AMERICAN      CAPITAL        VALUE
                                           VALUE     APPRECIATION   DEVELOPMENT     BOND       LEADERS    APPRECIATION   SECURITIES
                                            FUND         FUND          FUND        FUND II     FUND II      FUND II         FUND
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.....................  $   (723)    $  (160)       $   (55)    $ (1,312)    $   (87)     $   (74)     $   (2,344)
Net realized gain (loss) on
 investments............................     4,439       2,955            146         (969)        122           41          14,579
Net unrealized appreciation of
 investments during the year............    39,270       2,959          3,811        8,958       3,980        2,611         138,484
                                          --------     -------        -------     --------     -------      -------      ----------
Net increase in net assets from
 operations.............................    42,986       5,754          3,902        6,677       4,015        2,578         150,719
                                          --------     -------        -------     --------     -------      -------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.............    44,336       7,106         10,129      172,546       9,885        3,803          88,801
Cost of insurance and administrative
 charges................................   (14,468)     (4,645)        (1,195)     (35,070)     (2,575)      (1,925)        (33,932)
Surrenders and forfeitures..............     1,048        (340)            --         (387)      1,674           --         (17,344)
Deduction for surrender charges.........    (1,056)         (5)           (25)        (239)     (1,746)          --            (482)
Transfers between portfolios and the
 Guaranteed Account.....................   366,604      32,648         64,791      501,643      26,578       27,879       1,285,471
Net withdrawals due to policy loans.....        --          --             --      (22,395)         --           --            (758)
                                          --------     -------        -------     --------     -------      -------      ----------
Net increase in net assets derived from
 policy transactions....................   396,464      34,764         73,700      616,098      33,816       29,757       1,321,756
                                          --------     -------        -------     --------     -------      -------      ----------
Amounts contributed by Nationwide Life
 Insurance Company of America including
 seed money and reimbursements..........        --          24             --           --          --            5              --
                                          --------     -------        -------     --------     -------      -------      ----------
Total increase in net assets............   439,450      40,542         77,602      622,775      37,831       32,340       1,472,475
NET ASSETS
 Beginning of year......................        --          --             --           --          --           --              --
                                          --------     -------        -------     --------     -------      -------      ----------
 End of year............................  $439,450     $40,542        $77,602     $622,775     $37,831      $32,340      $1,472,475
                                          ========     =======        =======     ========     =======      =======      ==========
CHANGES IN UNITS
 Beginning units........................        --          --             --           --          --           --              --
                                          --------     -------        -------     --------     -------      -------      ----------
 Units purchased........................     3,490         626            287        6,230         343          299          11,006
 Units redeemed.........................      (708)       (298)            (7)      (1,030)        (41)         (29)         (1,222)
                                          --------     -------        -------     --------     -------      -------      ----------
 Ending units...........................     2,782         328            280        5,200         302          270           9,784
                                          ========     =======        =======     ========     =======      =======      ==========

                                           FRANKLIN
                                            RISING     TEMPLETON    ALLIANCEBERNSTEIN
                                          DIVIDENDS     FOREIGN         GROWTH &        ALLIANCEBERNSTEIN
                                          SECURITIES   SECURITIES        INCOME          SMALL CAP VALUE
                                             FUND         FUND          PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.....................  $   (2,160)  $     (851)     $   (1,573)         $   (2,014)
Net realized gain (loss) on
 investments............................      19,780       31,176             601              21,788
Net unrealized appreciation of
 investments during the year............     191,745      155,662          86,882             126,047
                                          ----------   ----------      ----------          ----------
Net increase in net assets from
 operations.............................     209,365      185,987          85,910             145,821
                                          ----------   ----------      ----------          ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.............     152,300       79,021          97,434              76,608
Cost of insurance and administrative
 charges................................     (63,169)     (35,713)        (25,123)            (29,979)
Surrenders and forfeitures..............     (14,140)     (10,109)         (6,486)            (23,873)
Deduction for surrender charges.........      (2,992)        (275)             --              (2,477)
Transfers between portfolios and the
 Guaranteed Account.....................   2,383,629    1,341,472         983,073             904,069
Net withdrawals due to policy loans.....      (3,096)      (1,539)         (1,485)               (326)
                                          ----------   ----------      ----------          ----------
Net increase in net assets derived from
 policy transactions....................   2,452,532    1,372,857       1,047,413             924,022
                                          ----------   ----------      ----------          ----------
Amounts contributed by Nationwide Life
 Insurance Company of America including
 seed money and reimbursements..........          84           --              55               1,772
                                          ----------   ----------      ----------          ----------
Total increase in net assets............   2,661,981    1,558,844       1,133,378           1,071,615
NET ASSETS
 Beginning of year......................          --           --              --                  --
                                          ----------   ----------      ----------          ----------
 End of year............................  $2,661,981   $1,558,844      $1,133,378          $1,071,615
                                          ==========   ==========      ==========          ==========
CHANGES IN UNITS
 Beginning units........................          --           --              --                  --
                                          ----------   ----------      ----------          ----------
 Units purchased........................      20,928       12,688           8,227               8,786
 Units redeemed.........................      (1,538)      (3,575)           (461)             (1,385)
                                          ----------   ----------      ----------          ----------
 Ending units...........................      19,390        9,113           7,766               7,401
                                          ==========   ==========      ==========          ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2003

--------------------------------------------------------------------------------

                                                                                                            VANGUARD
                                    MFS                                                                       TOTAL
                                 INVESTORS                 PUTNAM       PUTNAM                  VANGUARD      BOND       VANGUARD
                                  GROWTH        MFS       GROWTH &   INTERNATIONAL    PUTNAM     EQUITY      MARKET     HIGH YIELD
                                   STOCK       VALUE       INCOME       EQUITY       VOYAGER     INCOME       INDEX        BOND
                                  SERIES       SERIES       FUND         FUND          FUND     PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss............  $   (390)   $   (3,685)  $  (216)     $   (816)     $   (149)  $   (386)   $   (405)    $   (246)
Net realized gain (loss) on
 investments...................       517        12,582     2,660           216           484      1,343        (328)         377
Net unrealized appreciation of
 investments during the year...     9,141       164,701     5,685        49,469        14,484     18,894       3,145        4,211
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Net increase in net assets from
 operations....................     9,268       173,598     8,129        48,869        14,819     19,851       2,412        4,342
                                 --------    ----------   -------      --------      --------   --------    --------     --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums....    49,311       152,382     8,394        24,078        19,991     67,036      56,559       39,125
Cost of insurance and
 administrative charges........    (6,967)      (46,607)   (3,517)       (7,704)       (2,827)   (11,848)    (12,805)      (8,941)
Surrenders and forfeitures.....        --       (26,872)       --            --            --        (13)         --           (3)
Deduction for surrender
 charges.......................        --        (1,329)       --            --            --       (211)       (141)         (90)
Transfers between portfolios
 and the Guaranteed Account....   145,670     1,278,161    36,411       267,224       535,114    125,922     126,248       67,889
Net withdrawals due to policy
 loans.........................        --        (2,424)       --            --            --         --        (578)          --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Net increase in net assets
 derived from policy
 transactions..................   188,014     1,353,311    41,288       283,598       552,278    180,886     169,283       97,980
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Amounts contributed by
 Nationwide Life Insurance
 Company of America including
 seed money and
 reimbursements................        --            --        20            --            --          1          --           --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
Total increase in net assets...   197,282     1,526,909    49,437       332,467       567,097    200,738     171,695      102,322
NET ASSETS
 Beginning of year.............        --            --        --            --            --         --          --           --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
 End of year...................  $197,282    $1,526,909   $49,437      $332,467      $567,097   $200,738    $171,695     $102,322
                                 ========    ==========   =======      ========      ========   ========    ========     ========
CHANGES IN UNITS
 Beginning units...............        --            --        --            --            --         --          --           --
                                 --------    ----------   -------      --------      --------   --------    --------     --------
 Units purchased...............     1,450        14,335       790         2,346         1,344      1,909       1,899        1,161
 Units redeemed................       (91)       (2,414)     (406)          (77)          (29)      (218)       (247)        (264)
                                 --------    ----------   -------      --------      --------   --------    --------     --------
 Ending units..................     1,359        11,921       384         2,269         1,315      1,691       1,652          897
                                 ========    ==========   =======      ========      ========   ========    ========     ========


                                             VAN KAMPEN   VAN KAMPEN
                                 VANGUARD       CORE       EMERGING
                                  MID CAP    PLUS FIXED    MARKETS        VAN KAMPEN
                                   INDEX       INCOME        DEBT      U.S. REAL ESTATE
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss............  $   (274)    $   (312)    $   (562)      $   (1,718)
Net realized gain (loss) on
 investments...................     1,146          393        1,853            3,929
Net unrealized appreciation of
 investments during the year...    13,668        2,864       13,799           71,723
                                 --------     --------     --------       ----------
Net increase in net assets from
 operations....................    14,540        2,945       15,090           73,934
                                 --------     --------     --------       ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums....    40,061       16,565       16,697           87,306
Cost of insurance and
 administrative charges........   (10,288)      (6,012)      (5,951)         (21,005)
Surrenders and forfeitures.....        --        1,279           (1)          (5,520)
Deduction for surrender
 charges.......................       (27)      (1,385)         (25)          (2,651)
Transfers between portfolios
 and the Guaranteed Account....    80,148      146,671      221,959          961,293
Net withdrawals due to policy
 loans.........................        --          (23)        (132)            (201)
                                 --------     --------     --------       ----------
Net increase in net assets
 derived from policy
 transactions..................   109,894      157,095      232,547        1,019,222
                                 --------     --------     --------       ----------
Amounts contributed by
 Nationwide Life Insurance
 Company of America including
 seed money and
 reimbursements................        --           --          158               97
                                 --------     --------     --------       ----------
Total increase in net assets...   124,434      160,040      247,795        1,093,253
NET ASSETS
 Beginning of year.............        --           --           --               --
                                 --------     --------     --------       ----------
 End of year...................  $124,434     $160,040     $247,795       $1,093,253
                                 ========     ========     ========       ==========
CHANGES IN UNITS
 Beginning units...............        --           --           --               --
                                 --------     --------     --------       ----------
 Units purchased...............     1,072        1,997        1,844            7,656
 Units redeemed................      (106)        (611)        (225)            (509)
                                 --------     --------     --------       ----------
 Ending units..................       966        1,386        1,619            7,147
                                 ========     ========     ========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                   ALL PRO
                                                    BROAD          MONEY                                     MID CAP
                                                    EQUITY         MARKET         BOND        BALANCED        GROWTH
                                    TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................  $    9,299,174   $    505,707   $    361,636   $   765,175   $   885,380   $   (407,073)
Net realized gain (loss) on
 investments..................     (19,855,948)    13,359,337             --        78,026        13,656       (144,251)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (256,309,481)   (54,474,350)            --       928,926    (5,158,661)   (14,955,574)
                                --------------   ------------   ------------   -----------   -----------   ------------
Net (decrease) increase in net
 assets from operations.......    (266,866,255)   (40,609,306)       361,636     1,772,127    (4,259,625)   (15,506,898)
                                --------------   ------------   ------------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums...     251,305,454     15,780,475     32,915,846     3,030,605     4,107,701      8,327,985
Cost of insurance and
 administrative charges.......    (115,645,488)    (8,680,676)    (6,998,330)   (1,696,488)   (2,646,018)    (4,195,799)
Surrenders and forfeitures....     (71,234,530)   (10,258,896)    (4,959,434)   (1,123,404)   (3,709,361)    (3,770,625)
Transfers between portfolios
 and the Guaranteed Account...     (11,208,436)    (3,715,277)   (11,918,117)    2,720,922      (660,020)      (864,854)
Net repayments (withdrawals)
 due to policy loans..........         514,614      1,160,759       (572,623)        5,222       715,336         (7,748)
Withdrawals due to death
 benefits.....................      (2,537,677)      (327,200)      (171,919)      (64,587)     (162,174)       (29,528)
                                --------------   ------------   ------------   -----------   -----------   ------------
Net (decrease) increase in net
 assets derived from policy
 transactions.................      51,193,937     (6,040,815)     8,295,423     2,872,270    (2,354,536)      (540,569)
                                --------------   ------------   ------------   -----------   -----------   ------------
Amounts
 contributed/(withdrawn) by
 Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements...............         425,000         55,000        (25,000)           --       (75,000)      (240,000)
                                --------------   ------------   ------------   -----------   -----------   ------------
Total (decrease) increase in
 net assets...................    (215,247,318)   (46,595,121)     8,632,059     4,644,397    (6,689,161)   (16,287,467)
NET ASSETS
 Beginning of year............   1,396,938,660    173,246,737     52,725,992    19,730,882    40,058,015     67,184,654
                                --------------   ------------   ------------   -----------   -----------   ------------
 End of year..................  $1,181,691,342   $126,651,616   $ 61,358,051   $24,375,279   $33,368,854   $ 50,897,187
                                ==============   ============   ============   ===========   ===========   ============
CHANGES IN UNITS
 Beginning units..............       5,153,584        236,914        269,157        64,511        81,562        122,909
                                --------------   ------------   ------------   -----------   -----------   ------------
 Net unit purchases/(sales)...         438,629         (6,873)        42,703        12,895        (7,477)         5,220
                                --------------   ------------   ------------   -----------   -----------   ------------
 Ending units.................       5,592,213        230,041        311,860        77,406        74,085        128,129
                                ==============   ============   ============   ===========   ===========   ============

                                                  ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                 LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP     EQUITY 500
                                INTERNATIONAL     GROWTH         VALUE         GROWTH         VALUE         INDEX
                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------  -------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................   $   181,886    $  (147,431)  $   278,130   $   (172,135)  $ 1,478,558   $    862,046
Net realized gain (loss) on
 investments..................      (551,336)    (2,374,724)     (338,236)    (1,835,268)    1,242,300     (7,369,309)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (5,418,933)    (4,600,382)   (2,568,492)    (9,263,593)   (7,370,595)   (38,351,775)
                                 -----------    -----------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets from operations.......    (5,788,383)    (7,122,537)   (2,628,598)   (11,270,996)   (4,649,737)   (44,859,038)
                                 -----------    -----------   -----------   ------------   -----------   ------------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums...     6,525,872      5,788,010     4,073,269      5,825,939     4,462,625     36,781,552
Cost of insurance and
 administrative charges.......    (3,413,936)    (2,558,029)   (1,661,442)    (2,531,956)   (1,784,811)   (17,937,092)
Surrenders and forfeitures....    (2,539,731)      (827,906)     (535,543)    (1,060,732)     (765,876)    (6,653,201)
Transfers between portfolios
 and the Guaranteed Account...     1,328,462       (197,348)    3,070,548        189,766     6,173,794     (7,076,229)
Net repayments (withdrawals)
 due to policy loans..........       103,832         17,580      (169,652)       (29,065)     (125,205)      (583,187)
Withdrawals due to death
 benefits.....................      (100,964)       (58,006)      (48,686)       (22,400)      (43,117)      (164,952)
                                 -----------    -----------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets derived from policy
 transactions.................     1,903,535      2,164,301     4,728,494      2,371,552     7,917,410      4,366,891
                                 -----------    -----------   -----------   ------------   -----------   ------------
Amounts
 contributed/(withdrawn) by
 Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements...............       (40,000)       (50,000)           --             --            --        110,000
                                 -----------    -----------   -----------   ------------   -----------   ------------
Total (decrease) increase in
 net assets...................    (3,924,848)    (5,008,236)    2,099,896     (8,899,444)    3,267,673    (40,382,147)
NET ASSETS
 Beginning of year............    47,390,445     23,584,313    14,192,246     29,324,856    19,001,687    190,033,908
                                 -----------    -----------   -----------   ------------   -----------   ------------
 End of year..................   $43,465,597    $18,576,077   $16,292,142   $ 20,425,412   $22,269,360   $149,651,761
                                 ===========    ===========   ===========   ============   ===========   ============
CHANGES IN UNITS
 Beginning units..............       167,840        201,761       114,833        179,808       137,067        522,091
                                 -----------    -----------   -----------   ------------   -----------   ------------
 Net unit purchases/(sales)...         9,151         22,540        41,562         25,491        58,981         21,373
                                 -----------    -----------   -----------   ------------   -----------   ------------
 Ending units.................       176,991        224,301       156,395        205,299       196,048        543,464
                                 ===========    ===========   ===========   ============   ===========   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                     ZERO COUPON                                   FIDELITY                     FIDELITY
                                        BOND         FIDELITY        FIDELITY        HIGH         FIDELITY        ASSET
                                     2006 SERIES   EQUITY-INCOME      GROWTH        INCOME        OVERSEAS       MANAGER
                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ (136,760)   $  1,277,462    $   (849,246)  $ 1,560,378   $     39,811   $ 1,539,668
Net realized gain (loss) on
  investments......................     603,072       3,085,270      (1,589,487)   (4,234,411)    (3,300,402)   (1,732,845)
Net unrealized appreciation
  (depreciation) of investments
  during the year..................     997,642     (28,762,210)    (67,433,511)    3,135,943     (6,301,063)   (4,796,184)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Net increase (decrease) in net
  assets from operations...........   1,463,954     (24,399,478)    (69,872,244)      461,910     (9,561,654)   (4,989,361)
                                     -----------   ------------    ------------   -----------   ------------   -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........   1,418,166      20,378,773      36,934,007     2,612,342      8,365,048     7,401,061
Cost of insurance and
  administrative charges...........  (1,146,730)    (10,755,120)    (18,290,371)   (1,546,608)    (3,664,594)   (4,053,037)
Surrenders and forfeitures.........    (859,365)     (6,670,778)     (9,801,803)   (1,298,930)    (2,728,405)   (4,444,716)
Transfers between portfolios and
  the Guaranteed Account...........   1,535,883      (1,413,607)    (10,036,976)     (105,368)    (3,499,593)   (1,845,153)
Net (withdrawals) repayments due to
  policy loans.....................     (65,585)       (112,706)        645,226       178,740        (18,668)      220,414
Withdrawals due to death
  benefits.........................    (173,645)       (229,926)       (269,129)      (24,260)      (100,583)      (80,324)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Net increase (decrease) in net
  assets derived from policy
  transactions.....................     708,724       1,196,636        (819,046)     (184,084)    (1,646,795)   (2,801,755)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................          --         100,000         145,000            --             --        20,000
                                     -----------   ------------    ------------   -----------   ------------   -----------
Total increase (decrease) in net
  assets...........................   2,172,678     (23,102,842)    (70,546,290)      277,826    (11,208,449)   (7,771,116)
NET ASSETS
  Beginning of year................  14,257,825     136,442,219     226,837,036    15,864,124     46,749,289    51,084,474
                                     -----------   ------------    ------------   -----------   ------------   -----------
  End of year......................  $16,430,503   $113,339,377    $156,290,746   $16,141,950   $ 35,540,840   $43,313,358
                                     ===========   ============    ============   ===========   ============   ===========
CHANGES IN UNITS
  Beginning units..................      35,035         387,152         607,695       109,702        267,505       190,658
                                     -----------   ------------    ------------   -----------   ------------   -----------
  Net unit purchases/(sales).......       2,234           2,366           1,785           331        (10,353)      (16,575)
                                     -----------   ------------    ------------   -----------   ------------   -----------
  Ending units.....................      37,269         389,518         609,480       110,033        257,152       174,083
                                     ===========   ============    ============   ===========   ============   ===========

                                      FIDELITY
                                     INVESTMENT
                                        GRADE       FIDELITY
                                        BOND       CONTRAFUND
                                      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ 1,037,993   $    99,311
Net realized gain (loss) on
  investments......................       61,351      (253,282)
Net unrealized appreciation
  (depreciation) of investments
  during the year..................    2,492,541    (8,931,817)
                                     -----------   -----------
Net increase (decrease) in net
  assets from operations...........    3,591,885    (9,085,788)
                                     -----------   -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    6,317,270    16,218,828
Cost of insurance and
  administrative charges...........   (3,096,533)   (7,918,056)
Surrenders and forfeitures.........   (1,459,380)   (3,077,310)
Transfers between portfolios and
  the Guaranteed Account...........    7,342,591    (4,996,928)
Net (withdrawals) repayments due to
  policy loans.....................     (358,375)     (298,795)
Withdrawals due to death
  benefits.........................      (99,362)     (122,446)
                                     -----------   -----------
Net increase (decrease) in net
  assets derived from policy
  transactions.....................    8,646,211      (194,707)
                                     -----------   -----------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................       50,000        50,000
                                     -----------   -----------
Total increase (decrease) in net
  assets...........................   12,288,096    (9,230,495)
NET ASSETS
  Beginning of year................   32,599,830    90,048,221
                                     -----------   -----------
  End of year......................  $44,887,926   $80,817,726
                                     ===========   ===========
CHANGES IN UNITS
  Beginning units..................      155,692       393,535
                                     -----------   -----------
  Net unit purchases/(sales).......       44,862          (825)
                                     -----------   -----------
  Ending units.....................      200,554       392,710
                                     ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                               VAN ECK
                                     NEUBERGER       NEUBERGER     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK
                                   BERMAN LIMITED     BERMAN      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE
                                   MATURITY BOND     PARTNERS        BOND      HARD ASSETS     MARKETS     REAL ESTATE
                                     PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $   499,619     $   (42,744)  $  (41,916)  $    2,916    $   (79,820)  $   46,620
Net realized (loss) gain on
 investments.....................       (16,260)     (1,783,173)    (170,596)     (28,172)      (202,730)      33,199
Net unrealized appreciation
 (depreciation) of investments
 during the year.................       190,187      (5,202,827)   1,372,577     (152,521)      (564,412)    (298,395)
                                    -----------     -----------   ----------   ----------    -----------   ----------
Net increase (decrease) in net
 assets from operations..........       673,546      (7,028,744)   1,160,065     (177,777)      (846,962)    (218,576)
                                    -----------     -----------   ----------   ----------    -----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     2,316,505       4,122,659      960,583      648,919      3,026,799      674,672
Cost of insurance and
 administrative charges..........    (1,220,184)     (2,340,477)    (503,436)    (308,882)    (1,469,579)    (294,088)
Surrenders and forfeitures.......      (954,052)     (1,158,081)    (414,150)    (178,670)      (600,243)     (83,104)
Transfers between portfolios and
 the Guaranteed Account..........     4,929,055      (1,373,430)   1,007,409      159,452        931,877    1,215,554
Net (withdrawals) repayments due
 to policy loans.................      (174,870)        (26,487)      (4,669)       4,841         55,564      (28,974)
Withdrawals due to death
 benefits........................       (31,125)        (98,653)     (37,328)      (5,241)       (11,496)          --
                                    -----------     -----------   ----------   ----------    -----------   ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................     4,865,329        (874,469)   1,008,409      320,419      1,932,922    1,484,060
                                    -----------     -----------   ----------   ----------    -----------   ----------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements...            --         (50,000)          --           --         50,000           --
                                    -----------     -----------   ----------   ----------    -----------   ----------
Total increase (decrease) in net
 assets..........................     5,538,875      (7,953,213)   2,168,474      142,642      1,135,960    1,265,484
NET ASSETS
 Beginning of year...............    12,698,969      28,699,368    4,980,070    3,281,093     13,023,484    2,175,138
                                    -----------     -----------   ----------   ----------    -----------   ----------
 End of year.....................   $18,237,844     $20,746,155   $7,148,544   $3,423,735    $14,159,444   $3,440,622
                                    ===========     ===========   ==========   ==========    ===========   ==========
CHANGES IN UNITS
 Beginning units.................        68,541         214,138       28,511       22,751        131,732       15,812
                                    -----------     -----------   ----------   ----------    -----------   ----------
 Net unit purchases/(sales)......        23,136          (6,364)       6,848          974          6,484       11,325
                                    -----------     -----------   ----------   ----------    -----------   ----------
 Ending units....................        91,677         207,774       35,359       23,725        138,216       27,137
                                    ===========     ===========   ==========   ==========    ===========   ==========


                                   ALGER AMERICAN       STRONG         STRONG
                                       SMALL           MID-CAP       OPPORTUNITY     DREYFUS
                                   CAPITALIZATION   GROWTH FUND II     FUND II     APPRECIATION
                                     PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $  (187,486)     $   (47,698)    $   (14,082)   $   14,399
Net realized (loss) gain on
 investments.....................    (9,800,154)      (2,078,048)       (445,753)      (12,942)
Net unrealized appreciation
 (depreciation) of investments
 during the year.................     2,152,491       (1,083,865)     (1,436,778)     (135,213)
                                    -----------      -----------     -----------    ----------
Net increase (decrease) in net
 assets from operations..........    (7,835,149)      (3,209,611)     (1,896,613)     (133,756)
                                    -----------      -----------     -----------    ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     6,429,053        2,852,936       1,844,267       225,207
Cost of insurance and
 administrative charges..........    (2,893,511)      (1,013,482)       (660,541)      (95,191)
Surrenders and forfeitures.......      (967,387)        (154,979)       (101,955)      (30,828)
Transfers between portfolios and
 the Guaranteed Account..........    (2,685,603)          62,964       1,811,584     1,565,184
Net (withdrawals) repayments due
 to policy loans.................        68,290          (48,224)        (17,374)       (1,900)
Withdrawals due to death
 benefits........................       (45,351)          (3,554)        (11,721)           --
                                    -----------      -----------     -----------    ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................       (94,509)       1,695,661       2,864,260     1,662,472
                                    -----------      -----------     -----------    ----------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements...        50,000           25,000              --        25,000
                                    -----------      -----------     -----------    ----------
Total increase (decrease) in net
 assets..........................    (7,879,658)      (1,488,950)        967,647     1,553,716
NET ASSETS
 Beginning of year...............    29,293,796        7,211,775       5,218,214            --
                                    -----------      -----------     -----------    ----------
 End of year.....................   $21,414,138      $ 5,722,825     $ 6,185,861    $1,553,716
                                    ===========      ===========     ===========    ==========
CHANGES IN UNITS
 Beginning units.................       265,962          113,277          47,433            --
                                    -----------      -----------     -----------    ----------
 Net unit purchases/(sales)......         2,948           37,485          34,653        16,212
                                    -----------      -----------     -----------    ----------
 Ending units....................       268,910          150,762          82,086        16,212
                                    ===========      ===========     ===========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                       AMERICAN      AMERICAN     AMERICAN    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                      CENTURY VP      CENTURY     CENTURY       CAPITAL      INTERNATIONAL     GLOBAL
                                     INTERNATIONAL   VP ULTRA     VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                       PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......    $  (2,129)    $     60    $   (5,440)    $   (213)       $    468      $   (214)
Net realized loss on investments...       (6,486)      (1,611)      (31,269)        (799)         (1,704)       (7,795)
Net unrealized depreciation of
  investments during the year......      (96,696)     (19,456)      (90,586)     (18,187)        (13,437)      (13,496)
                                       ---------     --------    ----------     --------        --------      --------
Net decrease in net assets from
  operations.......................     (105,311)     (21,007)     (127,295)     (19,199)        (14,673)      (21,505)
                                       ---------     --------    ----------     --------        --------      --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........      109,527        8,620       251,743       93,992          69,923        29,605
Cost of insurance and
  administrative charges...........      (46,453)      (8,867)     (100,218)     (15,164)        (10,825)       (5,873)
Surrenders and forfeitures.........      (14,799)         (54)      (30,096)         (97)           (302)           --
Transfers between portfolios and
  the Guaranteed Account...........      783,119      254,146     1,800,151      311,469         151,561       145,276
Net repayments (withdrawals) due to
  policy loans.....................         (241)          --        (1,533)        (325)           (317)         (966)
                                       ---------     --------    ----------     --------        --------      --------
Net increase in net assets derived
  from policy transactions.........      831,153      253,845     1,920,047      389,875         210,040       168,042
                                       ---------     --------    ----------     --------        --------      --------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................       25,000       25,000        25,000       25,000          25,000        25,000
                                       ---------     --------    ----------     --------        --------      --------
Total increase in net assets.......      750,842      257,838     1,817,752      395,676         220,367       171,537
NET ASSETS
  Beginning of year................           --           --            --           --              --            --
                                       ---------     --------    ----------     --------        --------      --------
  End of year......................    $ 750,842     $257,838    $1,817,752     $395,676        $220,367      $171,537
                                       =========     ========    ==========     ========        ========      ========
CHANGES IN UNITS
  Beginning units..................           --           --            --           --              --            --
                                       ---------     --------    ----------     --------        --------      --------
  Net unit purchases...............        8,088        2,150        17,209        3,192           2,439         2,052
                                       ---------     --------    ----------     --------        --------      --------
  Ending units.....................        8,088        2,150        17,209        3,192           2,439         2,052
                                       =========     ========    ==========     ========        ========      ========

                                     OPPENHEIMER    OPPENHEIMER     OPPENHEIMER
                                       CAPITAL        GLOBAL        MAIN STREET
                                     APPRECIATION   SECURITIES    GROWTH & INCOME
                                       FUND VA        FUND VA         FUND VA
                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......    $ (1,262)     $ (1,260)       $ (1,140)
Net realized loss on investments...      (8,609)      (10,809)         (1,698)
Net unrealized depreciation of
  investments during the year......     (18,548)      (19,931)        (28,300)
                                       --------      --------        --------
Net decrease in net assets from
  operations.......................     (28,419)      (32,000)        (31,138)
                                       --------      --------        --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........     155,715       100,943         118,412
Cost of insurance and
  administrative charges...........     (30,916)      (24,195)        (27,980)
Surrenders and forfeitures.........        (245)          (93)              1
Transfers between portfolios and
  the Guaranteed Account...........     539,319       650,582         499,399
Net repayments (withdrawals) due to
  policy loans.....................      (2,733)      (10,968)             --
                                       --------      --------        --------
Net increase in net assets derived
  from policy transactions.........     661,140       716,269         589,832
                                       --------      --------        --------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................      25,000        25,000          25,000
                                       --------      --------        --------
Total increase in net assets.......     657,721       709,269         583,694
NET ASSETS
  Beginning of year................          --            --              --
                                       --------      --------        --------
  End of year......................    $657,721      $709,269        $583,694
                                       ========      ========        ========
CHANGES IN UNITS
  Beginning units..................          --            --              --
                                       --------      --------        --------
  Net unit purchases...............       6,684         8,173           5,550
                                       --------      --------        --------
  Ending units.....................       6,684         8,173           5,550
                                       ========      ========        ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements
December 31, 2003 and 2002

--------------------------------------------------------------------------------
1. ORGANIZATION

The Nationwide Provident VLI Separate Account 1 (formerly the Provident Mutual Variable Life Separate Account -- see Note 6) (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) (formerly Provident Mutual Life Insurance Company -- see Note 6) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Gartmore (formerly Market Street) GVIT Nationwide (formerly All Pro Broad Equity), GVIT Money Market (formerly Money Market), GVIT Government Bond Class IV (formerly
Bond) and J.P. Morgan GVIT Balanced (formerly Balanced) Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Subaccount is not available with scheduled premium policies.

The Policies are distributed principally through career agents and brokers.

Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of ninety-five subaccounts: the GVIT Nationwide (formerly All Pro Broad Equity), GVIT Money Market (formerly Money Market), GVIT Government Bond Class IV (formerly Bond), J.P. Morgan GVIT Balanced (formerly Balanced), GVIT Mid Cap Growth (formerly Mid Cap Growth), Dreyfus GVIT International Value (formerly International), GVIT Growth (formerly All Pro Large Cap Growth), Comstock GVIT Value (formerly All Pro Large Cap Value), GVIT Small Company (formerly All Pro Small Cap Growth), GVIT Small Cap Value (formerly All Pro Small Cap Value), GVIT Equity 500 Index (formerly Equity 500 Index), GVIT Government Bond (Class I), GVIT Investor Destinations Aggressive, GVIT Investor Destinations Conservative, GVIT Investor Destinations Moderate, GVIT Investor Destinations Moderately Aggressive, GVIT Investor Destinations Moderately Conservative, GVIT Emerging Markets, Dreyfus GVIT Mid Cap Index, Federated GVIT High Income Bond, GVIT Global Financial Services, GVIT Global Health Sciences, GVIT Global Technology and Communications, GVIT Global Utilities, GVIT Small Cap Growth, GVIT U.S. Growth Leaders and Van Kampen GVIT Multi Sector Bond Subaccounts invest in the corresponding portfolios of the Gartmore Variable Insurance Trust (formerly Market Street Fund); the Zero Coupon Bond 2006 Series Subaccount invests in the 2006 Series Portfolio of the Zero Coupon Trust and Merrill Lynch, Pierce, Fenner & Smith (MLPFS) serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Nationwide Provident Series A (Zero Coupon Trust); the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income, Fidelity Overseas, Fidelity Asset Manager, Fidelity Investment Grade Bond, Fidelity Contrafund, Fidelity Mid Cap Growth and the Fidelity Value Strategies Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Funds; the Fidelity Investment Grade Bond, Fidelity Equity Income, Fidelity Growth and the Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Funds (Service Class); Neuberger Berman Limited Maturity Bond, Neuberger Berman Partners, Neuberger Berman Fasciano, Neuberger Berman Mid Cap Growth and the Neuberger Berman Socially Responsive Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



1. ORGANIZATION, CONTINUED

Insurance Funds, Inc.; the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc.; the Dreyfus Appreciation and the Dreyfus Developing Leaders Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Small Cap Stock Index Subaccount invests in the corresponding portfolio of the Dreyfus Investment Portfolios; the Dreyfus Stock Index Fund Subaccount invests in the corresponding portfolio of the Dreyfus Stock Index Fund, Inc.; the American Century VP International, American Century VP Ultra and the American Century VP Value Subaccounts invest in the corresponding portfolios of the American Century Variable Portfolios, Inc.; the American Century VP Income and Growth Fund and American Century VP Inflation Protection Portfolio Subaccounts invest in the corresponding portfolios of the American Century Variable Portfolios II, Inc.; the Janus Capital Appreciation, Janus International Growth, Janus Global Technology, Janus Balanced and Janus Risk Managed Large Cap Core Subaccounts invest in the corresponding portfolios of the Janus Aspen Series Funds; the Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street (formerly Main Street Growth & Income), Oppenheimer High Income and the Oppenheimer Main Street Small Cap Subaccounts invest in the corresponding portfolios of the Oppenheimer Variable Account Funds; the AIM V.I. Basic Value, AIM V.I. Capital Appreciation and the AIM V.I. Capital Development Subaccounts invest in the corresponding portfolios of the AIM Variable Insurance Funds, Inc. (Series I); the Federated Quality Bond Fund II, Federated American Leaders Fund II and Federated Capital Appreciation Fund II Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Franklin Small Cap Value Securities, Franklin Rising Dividends Securities and the Templeton Foreign Securities Subaccounts invest in the corresponding portfolios of the Franklin Templeton Variable Insurance Products Trust; the AllianceBernstein Growth and Income and AllianceBernstein Small Cap Value Subaccounts invest in the corresponding portfolios of the AllianceBernstein Variable Products Series Fund (Class A); the MFS Investors Growth Stock Series and MFS Value Series Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust, the Putnam Growth and Income, Putnam International Equity and Putnam Voyager Subaccounts invest in the corresponding portfolios of the Putnam Variable Trust; the Vanguard Equity Income, Vanguard Total Bond Market Index, Vanguard High Yield Bond and Vanguard Mid Cap Index Subaccounts invest in the corresponding portfolios of the Vanguard Variable Insurance Fund; and the Van Kampen Core Plus Fixed Income, the Van Kampen Emerging Markets Debt and the Van Kampen U.S. Real Estate Subaccounts invest in the corresponding portfolios of the Van Kampen -- The Universal Institutional Funds, Inc.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



1. ORGANIZATION, CONTINUED

Effective following the close of business on April 25, 2003, portfolios of the Market Street Fund merged with and into portfolios of the Gartmore Variable Insurance Trust, as follows:

------------------------------------------------------------------------------------------------------
MARKET STREET FUND PORTFOLIO                            GARTMORE VARIABLE INSURANCE TRUST PORTFOLIO
------------------------------------------------------------------------------------------------------
All Pro Broad Equity Portfolio                       Gartmore GVIT Nationwide Fund
Money Market Portfolio                               Gartmore GVIT Money Market Fund
Bond Portfolio                                       Gartmore GVIT Government Bond Fund (Class IV)
Balanced Portfolio                                   JP Morgan GVIT Balanced Fund
Mid Cap Growth Portfolio                             Gartmore GVIT Mid Cap Growth Fund
International Portfolio                              Dreyfus GVIT International Value Fund
All Pro Large Cap Growth Portfolio                   Gartmore GVIT Growth Fund
All Pro Large Cap Value Portfolio                    Comstock GVIT Value Fund
All Pro Small Cap Growth Portfolio                   Gartmore GVIT Small Company Fund
All Pro Small Cap Value Portfolio                    Gartmore GVIT Small Cap Value Fund
Equity Index 500 Portfolio                           Gartmore GVIT Equity 500 Index Fund

All activity and performance information of the Gartmore Variable Insurance Trust in the accompanying financial statements includes the respective Market Street Fund activity and performance information through April 25, 2003.

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders' net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account's assets are the property of Nationwide Provident.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident's general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

  Investment Valuation:

Investment shares are valued at the closing net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the Policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

  Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

3. DEATH BENEFITS

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by Nationwide Provident's general account.

4. POLICY LOANS

Policy provisions allow policyholders to borrow up to the policy's non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

  Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums).

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

  Asset Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

  Cost of Insurance

Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

  Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges ($3.25-$8.00), (2) first year policy charges ($5-$17.50) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability waiver benefit which waives monthly deductions in the event of disability ($.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children's term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06-$113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03-$.15 per $1,000 of rider coverage). See original policy documents for additional monthly charges. A face amount increase charge is made upon an increase in face amount ($50-$300 plus $0-$1 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 of face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

For scheduled premium and single premium policies, Nationwide Provident has agreed to make a daily adjustment to the net rate of return of the GVIT Nationwide Fund, GVIT Money Market Fund and GVIT Government Bond Fund Subaccounts to offset completely all GVIT Fund expenses charged to the portfolios in which the subaccounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax liabilities.

The total amounts reimbursed for the GVIT Nationwide Fund, GVIT Money Market Fund and GVIT Government Bond Fund Subaccounts for the year ended December 31, 2003 was as follows:

---------------------------------------------------------------------------------------------------------
                                                                GVIT
                                                             NATIONWIDE    GVIT MONEY     GVIT GOVERNMENT
                                                                FUND       MARKET FUND       BOND FUND
---------------------------------------------------------------------------------------------------------
Amount reimbursed..........................................   $20,958        $1,812           $3,382

These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

Nationwide Provident makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Nationwide Provident pays these amounts from general account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges are recorded as administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------



5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

6. SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual Life Insurance Company (Provident Mutual) became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America. The Provident Mutual Variable Life Separate Account was renamed Nationwide Provident VLI Separate Account 1.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
7. FINANCIAL HIGHLIGHTS

Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders' equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the three year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for policy expense rate, unit fair value and total return.

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund.....    213,714  $246.18 to $6,779.59    $148,333,837
 Gartmore GVIT Money Market Fund...    296,367  $150.49 to $2,828.93     $55,967,286
 Gartmore GVIT Government Bond Fund
   (Class IV)......................     75,037  $209.28 to $4,530.64     $24,247,532
 JP Morgan GVIT Balanced Fund......     71,769  $242.08 to $3,680.35     $37,298,024
 Gartmore GVIT Mid Cap Growth
   Fund............................    122,176  $352.80 to $5,286.47     $64,810,824
 Dreyfus GVIT International Value
   Fund............................    168,170  $233.75 to $2,380.50     $56,528,319
 Gartmore GVIT Growth Fund.........    231,611     $85.07 to $857.99     $26,054,589
 Comstock GVIT Value Fund..........    162,374  $109.39 to $1,103.27     $24,148,796
 Gartmore GVIT Small Company
   Fund............................    192,737  $110.44 to $1,113.79     $26,817,376
 Gartmore GVIT Small Cap Value
   Fund............................    190,383  $126.31 to $1,273.85     $31,906,956
 Gartmore GVIT Equity 500 Index
   Fund............................    538,787  $268.87 to $2,731.07    $188,161,419
 Gartmore GVIT Government Bond Fund
   (Class I).......................        880               $102.68         $90,325
 Gartmore GVIT Investor
   Destinations Aggressive Fund....      9,674  $126.41 to $1,275.88      $1,225,946
 Gartmore GVIT Investor
   Destinations Conservative
   Fund............................      6,061  $106.58 to $1,056.95        $667,371
 Gartmore GVIT Investor
   Destinations Moderate Fund......     10,132  $116.57 to $1,165.47      $1,208,295
 Gartmore GVIT Investor
   Destinations Moderately
   Aggressive Fund.................     18,821  $122.13 to $1,228.76      $2,393,156
 Gartmore GVIT Investor
   Destinations Moderately
   Conservative Fund...............      1,729  $111.45 to $1,108.78        $192,693

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Gartmore Variable Insurance Trust:
 Gartmore GVIT Nationwide Fund.....        1.19%        0.00% to 0.75%       26.51% to 27.47%(b)
 Gartmore GVIT Money Market Fund...        0.74%        0.00% to 0.75%        -0.01% to 0.74%(b)
 Gartmore GVIT Government Bond Fund
   (Class IV)......................        7.75%        0.00% to 0.75%         2.41% to 3.18%(b)
 JP Morgan GVIT Balanced Fund......        4.39%        0.35% to 0.75%       17.48% to 17.95%(b)
 Gartmore GVIT Mid Cap Growth
   Fund............................        0.00%        0.60% to 0.75%       37.77% to 37.98%(b)
 Dreyfus GVIT International Value
   Fund............................        2.54%        0.60% to 0.75%       37.48% to 37.69%(b)
 Gartmore GVIT Growth Fund.........        0.04%        0.60% to 0.75%       30.73% to 30.92%(b)
 Comstock GVIT Value Fund..........        1.51%        0.60% to 0.75%       30.48% to 30.68%(b)
 Gartmore GVIT Small Company
   Fund............................        0.00%        0.60% to 0.75%       43.96% to 44.17%(b)
 Gartmore GVIT Small Cap Value
   Fund............................        0.00%        0.60% to 0.75%       49.63% to 49.86%(b)
 Gartmore GVIT Equity 500 Index
   Fund............................        1.86%        0.60% to 0.75%       27.37% to 27.56%(b)
 Gartmore GVIT Government Bond Fund
   (Class I).......................        1.78%                 0.75%                  2.68%(a)
 Gartmore GVIT Investor
   Destinations Aggressive Fund....        1.21%        0.60% to 0.75%       26.41% to 27.59%(a)
 Gartmore GVIT Investor
   Destinations Conservative
   Fund............................        2.03%        0.60% to 0.75%         5.69% to 6.58%(a)
 Gartmore GVIT Investor
   Destinations Moderate Fund......        1.35%        0.60% to 0.75%       16.55% to 16.57%(a)
 Gartmore GVIT Investor
   Destinations Moderately
   Aggressive Fund.................        0.96%        0.60% to 0.75%       22.13% to 22.88%(a)
 Gartmore GVIT Investor
   Destinations Moderately
   Conservative Fund...............        1.59%        0.60% to 0.75%       10.88% to 11.45%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
 Gartmore GVIT Emerging Markets
   Fund............................      4,413  $160.40 to $1,605.59        $712,839
 Dreyfus GVIT Mid Cap Index Fund...      4,848  $131.32 to $1,314.51        $811,369
 Federated GVIT High Income Bond
   Fund............................      4,386  $110.63 to $1,107.46        $612,240
 Gartmore GVIT Global Financial
   Services Fund...................      2,201  $133.87 to $1,340.06        $304,960
 Gartmore GVIT Global Health
   Sciences Fund...................      3,010  $125.16 to $1,252.87        $806,163
 Gartmore GVIT Global Technology
   and Communications Fund.........      3,023  $138.78 to $1,389.17        $421,347
 Gartmore GVIT Global Utilities
   Fund............................        256  $119.56 to $1,196.83         $30,760
 GVIT Small Cap Growth Fund........      4,888  $125.66 to $1,257.86        $705,994
 Gartmore GVIT U.S. Growth Leaders
   Fund............................      3,096  $133.38 to $1,335.14        $519,168
 Van Kampen GVIT Multi Sector Bond
   Fund............................      5,508  $105.79 to $1,058.93        $731,628
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Nationwide
 Provident Series A:
 2006 Series.......................     30,237  $287.92 to $4,522.06     $14,133,425
Fidelity Variable Insurance
 Products Funds (Initial Class):
 Equity-Income Portfolio...........    379,124  $271.66 to $2,759.43    $141,817,020
 Growth Portfolio..................    589,450  $247.42 to $2,513.19    $198,925,472
 High Income Portfolio.............    113,576  $140.04 to $1,466.25     $21,281,074
 Overseas Portfolio................    240,885  $145.61 to $1,477.40     $47,284,662
 Asset Manager Portfolio...........    166,379  $196.03 to $1,991.14     $47,793,743
 Investment Grade Bond Portfolio...    190,772  $185.21 to $1,879.16     $44,759,066
 Contrafund Portfolio..............    380,422  $203.07 to $2,054.22    $101,418,387
 Mid Cap Growth Portfolio..........     17,123  $140.15 to $1,402.91      $2,780,517
 Value Strategies Portfolio........      6,778  $148.72 to $1,488.67      $1,218,600
Fidelity Variable Insurance
 Products Funds (Service Shares):
 Investment Grade Bond Portfolio...      3,267               $104.91        $342,790
 Equity-Income Portfolio...........      1,099               $123.67        $135,958
 Growth Portfolio..................      2,128               $124.96        $265,945
 Overseas Portfolio................      1,317               $138.37        $182,287
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...     83,989  $154.61 to $1,568.69     $16,279,916
 Partners Portfolio................    196,982   $96.60 to $1,988.94     $26,127,524
 Fasciano Portfolio................      6,391  $125.45 to $1,255.76        $846,516
 Mid Cap Growth Portfolio..........        784  $122.91 to $1,230.36        $106,371
 Socially Responsive Portfolio.....        594  $123.13 to $1,232.53         $73,178

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
 Gartmore GVIT Emerging Markets
   Fund............................        0.27%        0.60% to 0.75%       60.40% to 60.56%(a)
 Dreyfus GVIT Mid Cap Index Fund...        0.34%        0.60% to 0.75%       31.32% to 31.45%(a)
 Federated GVIT High Income Bond
   Fund............................        5.60%        0.60% to 0.75%       10.63% to 10.75%(a)
 Gartmore GVIT Global Financial
   Services Fund...................        0.60%        0.60% to 0.75%       33.87% to 34.01%(a)
 Gartmore GVIT Global Health
   Sciences Fund...................        0.00%        0.60% to 0.75%       25.16% to 25.29%(a)
 Gartmore GVIT Global Technology
   and Communications Fund.........        0.00%        0.60% to 0.75%       38.78% to 38.92%(a)
 Gartmore GVIT Global Utilities
   Fund............................        0.48%        0.60% to 0.75%       19.56% to 19.68%(a)
 GVIT Small Cap Growth Fund........        0.00%        0.60% to 0.75%       25.66% to 25.79%(a)
 Gartmore GVIT U.S. Growth Leaders
   Fund............................        0.00%        0.60% to 0.75%       33.38% to 33.51%(a)
 Van Kampen GVIT Multi Sector Bond
   Fund............................        3.86%        0.60% to 0.75%         5.79% to 5.89%(a)
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Nationwide
 Provident Series A:
 2006 Series.......................        0.00%        0.60% to 1.00%         1.65% to 2.06%
Fidelity Variable Insurance
 Products Funds (Initial Class):
 Equity-Income Portfolio...........        1.81%        0.60% to 0.75%       29.36% to 29.55%
 Growth Portfolio..................        0.27%        0.60% to 0.75%       31.86% to 32.05%
 High Income Portfolio.............        6.83%        0.60% to 0.75%       26.31% to 26.50%
 Overseas Portfolio................        0.83%        0.60% to 0.75%       42.30% to 42.51%
 Asset Manager Portfolio...........        3.60%        0.60% to 0.75%       17.09% to 17.27%
 Investment Grade Bond Portfolio...        3.86%        0.60% to 0.75%         4.42% to 4.57%
 Contrafund Portfolio..............        0.46%        0.60% to 0.75%       27.50% to 27.70%
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%       40.15% to 40.29%(a)
 Value Strategies Portfolio........        0.00%        0.60% to 0.75%       48.72% to 48.87%(a)
Fidelity Variable Insurance
 Products Funds (Service Shares):
 Investment Grade Bond Portfolio...        0.00%                 0.75%                  4.91%(a)
 Equity-Income Portfolio...........        0.00%                 0.75%                 23.67%(a)
 Growth Portfolio..................        0.00%                 0.75%                 24.96%(a)
 Overseas Portfolio................        0.00%                 0.75%                 38.37%(a)
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...        4.27%        0.60% to 0.75%         1.66% to 1.81%
 Partners Portfolio................        0.00%        0.60% to 0.75%       34.08% to 34.28%
 Fasciano Portfolio................        0.00%        0.60% to 0.75%       25.45% to 25.58%(a)
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%       22.91% to 23.04%(a)
 Socially Responsive Portfolio.....        0.00%        0.60% to 0.75%       23.13% to 23.25%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..     36,877  $169.10 to $1,715.64      $8,539,278
 Van Eck Worldwide Hard Assets
   Portfolio.......................     23,902  $143.39 to $1,454.82      $5,224,572
 Van Eck Worldwide Emerging Markets
   Portfolio.......................    131,140  $107.86 to $1,091.05     $20,706,415
 Van Eck Worldwide Real Estate
   Portfolio.......................     27,885  $129.66 to $1,307.67      $4,618,458
Alger American Fund:
 Small Capitalization Portfolio....    257,766     $87.58 to $885.98     $29,354,050
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....    159,693     $47.50 to $477.59      $7,956,777
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........     82,123     $93.74 to $942.56      $8,438,426
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............     17,412  $102.29 to $1,025.42      $1,949,592
 Developing Leaders Portfolio......        264  $128.37 to $1,284.94         $43,821
Dreyfus Investment Portfolios:
 Small Cap Stock Index Portfolio...     11,382  $133.44 to $1,346.95      $1,662,627
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund..........     16,022  $121.95 to $1,220.75      $2,272,717
American Century Variable
 Portfolios, Inc. (Class I):
 VP International Fund.............      6,241  $100.25 to $1,005.04        $743,469
 VP Ultra Fund.....................     17,496  $100.13 to $1,003.83      $1,834,534
 VP Value Fund.....................     29,965  $111.82 to $1,121.02      $3,794,422
American Century Variable
 Portfolios II, Inc. (Class II):
 VP Income and Growth Fund.........      5,783  $121.58 to $1,244.06        $763,320
 VP Inflation Protection
   Portfolio.......................      2,762  $102.72 to $1,028.26        $336,009
Janus Aspen Series:
 Capital Appreciation Portfolio....     11,805  $104.76 to $1,050.27      $1,349,456
 International Growth Portfolio....      6,892  $103.76 to $1,040.18        $750,310
 Global Technology Portfolio.......      4,113  $103.44 to $1,037.03        $467,076
 Balanced Portfolio................      4,529  $109.76 to $1,098.66        $582,373
 Risk Managed Large Cap Core
   Portfolio.......................      1,094  $122.41 to $1,225.31        $133,943
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......     15,315  $103.87 to $1,041.32      $1,802,650
 Global Securities Fund VA.........     21,549  $110.42 to $1,106.98      $2,571,375
 Main Street Fund VA...............     12,151  $102.69 to $1,029.43      $1,511,997
 High Income Fund VA...............      1,478  $111.26 to $1,113.71        $253,269
 Main Street Small Cap Fund VA.....      2,249  $138.01 to $1,381.46        $482,949
AIM Variable Insurance Funds, Inc.
 (Series I):
 AIM V.I. Basic Value Fund.........      2,782  $130.03 to $1,301.56        $439,431
 AIM V.I. Capital Appreciation
   Fund............................        328  $123.32 to $1,234.42         $40,542
 AIM V.I. Capital Development
   Fund............................        280  $129.44 to $1,295.72         $77,587

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..        1.56%        0.60% to 0.75%       17.28% to 17.46%
 Van Eck Worldwide Hard Assets
   Portfolio.......................        0.44%        0.60% to 0.75%       44.00% to 44.21%
 Van Eck Worldwide Emerging Markets
   Portfolio.......................        0.12%        0.60% to 0.75%       53.04% to 53.27%
 Van Eck Worldwide Real Estate
   Portfolio.......................        2.00%        0.60% to 0.75%       33.50% to 33.70%
Alger American Fund:
 Small Capitalization Portfolio....        0.00%        0.60% to 0.75%       41.28% to 41.49%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....        0.00%        0.60% to 0.75%       33.21% to 33.41%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........        0.08%        0.60% to 0.75%       35.98% to 36.19%
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............        1.40%        0.60% to 0.75%       20.26% to 20.45%
 Developing Leaders Portfolio......        0.05%        0.60% to 0.75%       28.37% to 28.49%(a)
Dreyfus Investment Portfolios:
 Small Cap Stock Index Portfolio...        0.29%        0.60% to 0.75%       33.44% to 34.69%(a)
Dreyfus Stock Index Fund, Inc.:
 Dreyfus Stock Index Fund..........        1.21%        0.60% to 0.75%       21.95% to 22.07%(a)
American Century Variable
 Portfolios, Inc. (Class I):
 VP International Fund.............        0.73%        0.60% to 0.75%       23.58% to 23.77%
 VP Ultra Fund.....................        0.00%        0.60% to 0.75%       23.97% to 24.15%
 VP Value Fund.....................        0.00%        0.60% to 0.75%       28.00% to 28.19%
American Century Variable
 Portfolios II, Inc. (Class II):
 VP Income and Growth Fund.........        0.00%        0.60% to 0.75%       21.58% to 24.41%(a)
 VP Inflation Protection
   Portfolio.......................        0.42%        0.60% to 0.75%         2.72% to 2.83%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio....        0.27%        0.60% to 0.75%       19.34% to 19.51%
 International Growth Portfolio....        1.10%        0.60% to 0.75%       33.53% to 33.73%
 Global Technology Portfolio.......        0.00%        0.60% to 0.75%       45.38% to 45.60%
 Balanced Portfolio................        1.68%        0.60% to 0.75%         9.76% to 9.87%(a)
 Risk Managed Large Cap Core
   Portfolio.......................        0.12%        0.60% to 0.75%       22.41% to 22.53%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......        0.31%        0.60% to 0.75%       29.97% to 30.16%
 Global Securities Fund VA.........        0.50%        0.60% to 0.75%       41.95% to 42.17%
 Main Street Fund VA...............        0.77%        0.60% to 0.75%       25.77% to 25.96%
 High Income Fund VA...............        0.00%        0.60% to 0.75%       11.26% to 11.37%(a)
 Main Street Small Cap Fund VA.....        0.00%        0.60% to 0.75%       38.01% to 38.15%(a)
AIM Variable Insurance Funds, Inc.
 (Series I):
 AIM V.I. Basic Value Fund.........        0.04%        0.60% to 0.75%       30.03% to 30.16%(a)
 AIM V.I. Capital Appreciation
   Fund............................        0.00%        0.60% to 0.75%       23.32% to 23.44%(a)
 AIM V.I. Capital Development
   Fund............................        0.00%        0.60% to 0.75%       29.44% to 29.57%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2003
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Federated Insurance Series:
 Quality Bond Fund II..............      5,200  $104.78 to $1,013.98        $622,734
 American Leaders Fund II..........        302  $125.36 to $1,254.86         $37,821
 Capital Appreciation Fund II......        270  $119.93 to $1,200.48         $32,340
Franklin Templeton Variable
 Insurance Products Trust:
 Franklin Small Cap Value
   Securities Fund.................      9,784  $132.91 to $1,330.40      $1,472,405
 Franklin Rising Dividends
   Securities Fund.................     19,390  $122.45 to $1,225.73      $2,661,981
 Templeton Foreign Securities
   Fund............................      9,113  $132.03 to $1,321.61      $1,558,822
AllianceBernstein Variable Products
 Series Fund (Class A):
 Growth and Income Portfolio.......      7,766  $123.80 to $1,239.20      $1,133,377
 Small Cap Value Portfolio.........      7,401  $137.28 to $1,374.13      $1,071,615
MFS Variable Insurance Trust:
 Investors Growth Stock Series.....      1,359  $115.40 to $1,155.15        $197,272
 Value Series......................     11,921  $123.06 to $1,231.84      $1,526,747
Putnam Variable Trust:
 Growth and Income Fund............        384  $123.63 to $1,237.56         $49,437
 International Equity Fund.........      2,269  $127.35 to $1,274.76        $332,401
 Voyager Fund......................      1,315  $117.95 to $1,180.65        $566,946
Vanguard Variable Insurance Fund:
 Equity Income Portfolio...........      1,691               $118.57        $200,545
 Total Bond Market Index
   Portfolio.......................      1,652               $103.86        $171,533
 High Yield Bond Portfolio.........        897               $113.99        $102,220
 Mid Cap Index Portfolio...........        966               $128.70        $124,312
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Core Plus Fixed Income
   Portfolio.......................      1,386  $101.83 to $1,019.28        $160,003
 Emerging Markets Debt Portfolio...      1,619  $113.57 to $1,136.85        $247,795
 U.S. Real Estate Portfolio........      7,147  $128.54 to $1,286.71      $1,093,253

                                               FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Federated Insurance Series:
 Quality Bond Fund II..............        0.00%        0.60% to 0.75%         1.40% to 4.78%(a)
 American Leaders Fund II..........        0.00%        0.60% to 0.75%       25.36% to 25.49%(a)
 Capital Appreciation Fund II......        0.00%        0.60% to 0.75%       19.93% to 20.05%(a)
Franklin Templeton Variable
 Insurance Products Trust:
 Franklin Small Cap Value
   Securities Fund.................        0.02%        0.60% to 0.75%       32.91% to 33.04%(a)
 Franklin Rising Dividends
   Securities Fund.................        0.24%        0.60% to 0.75%       22.45% to 22.57%(a)
 Templeton Foreign Securities
   Fund............................        0.27%        0.60% to 0.75%       32.03% to 32.16%(a)
AllianceBernstein Variable Products
 Series Fund (Class A):
 Growth and Income Portfolio.......        0.04%        0.60% to 0.75%       23.80% to 23.92%(a)
 Small Cap Value Portfolio.........        0.04%        0.60% to 0.75%       37.28% to 37.41%(a)
MFS Variable Insurance Trust:
 Investors Growth Stock Series.....        0.00%        0.60% to 0.75%       15.40% to 15.52%(a)
 Value Series......................        0.00%        0.60% to 0.75%       23.06% to 23.18%(a)
Putnam Variable Trust:
 Growth and Income Fund............        0.00%        0.60% to 0.75%       23.63% to 23.76%(a)
 International Equity Fund.........        0.00%        0.60% to 0.75%       27.35% to 27.48%(a)
 Voyager Fund......................        0.00%        0.60% to 0.75%       17.95% to 18.07%(a)
Vanguard Variable Insurance Fund:
 Equity Income Portfolio...........        0.00%                 0.95%                 18.57%(a)
 Total Bond Market Index
   Portfolio.......................        0.00%                 0.95%                  3.86%(a)
 High Yield Bond Portfolio.........        0.00%                 0.95%                 13.99%(a)
 Mid Cap Index Portfolio...........        0.00%                 0.95%                 28.70%(a)
Van Kampen -- The Universal
 Institutional Funds, Inc.:
 Core Plus Fixed Income
   Portfolio.......................        0.00%        0.60% to 0.75%         1.83% to 1.93%(a)
 Emerging Markets Debt Portfolio...        0.00%        0.60% to 0.75%       13.57% to 13.68%(a)
 U.S. Real Estate Portfolio........        0.00%        0.60% to 0.75%       28.54% to 28.67%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....    230,041  $194.59 to $5,318.78    $126,628,450
 Money Market Portfolio............    311,860  $150.51 to $2,808.09     $61,327,087
 Bond Portfolio....................     77,406  $204.36 to $4,391.09     $24,356,964
 Balanced Portfolio................     74,085  $206.05 to $3,120.16     $33,344,330
 Mid Cap Growth Portfolio..........    128,129  $256.07 to $3,831.31     $50,885,139
 International Portfolio...........    176,991  $170.02 to $1,728.88     $43,455,264
 All Pro Large Cap Growth
   Portfolio.......................    224,301     $65.08 to $655.34     $18,548,484
 All Pro Large Cap Value
   Portfolio.......................    156,395     $83.84 to $844.28     $16,278,629
 All Pro Small Cap Growth
   Portfolio.......................    205,299     $76.71 to $772.54     $20,413,737
 All Pro Small Cap Value
   Portfolio.......................    196,048     $84.41 to $850.04     $22,254,084
 Equity 500 Index Portfolio........    543,464  $211.09 to $2,140.94    $149,632,576
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................     37,269  $283.23 to $4,430.71     $16,407,833
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........    389,518  $210.01 to $2,129.99    $113,315,798
 Growth Portfolio..................    609,480  $187.64 to $1,903.15    $156,265,016
 High Income Portfolio.............    110,033  $110.86 to $1,159.06     $16,137,943
 Overseas Portfolio................    257,152  $102.33 to $1,036.68     $35,533,285
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........    174,083  $167.41 to $1,697.92     $43,298,551
 Investment Grade Bond Portfolio...    200,554  $177.38 to $1,796.95     $44,848,969
 Contrafund Portfolio..............    392,710  $159.27 to $1,608.68     $80,800,244
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...     91,677  $152.09 to $1,540.78     $18,208,939
 Partners Portfolio................    207,774   $72.05 to $1,481.18     $20,735,329
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..     35,359  $144.18 to $1,460.66      $7,133,219
 Van Eck Worldwide Hard Assets
   Portfolio.......................     23,725   $99.58 to $1,008.81      $3,393,066
 Van Eck Worldwide Emerging Markets
   Portfolio.......................    138,216     $70.48 to $711.86     $14,126,406
 Van Eck Worldwide Real Estate
   Portfolio.......................     27,137     $97.13 to $978.10      $3,405,638
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........    268,910     $61.99 to $626.17     $21,388,335
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....    150,762     $35.65 to $357.98      $5,703,795
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........     82,086     $68.93 to $692.10      $6,178,408
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............     16,212     $85.05 to $851.36      $1,532,445

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....        0.96%        0.00% to 0.75%     -23.78% to -23.21%
 Money Market Portfolio............        1.34%        0.00% to 0.75%         0.60% to 1.36%
 Bond Portfolio....................        4.23%        0.00% to 0.75%         8.25% to 9.07%
 Balanced Portfolio................        3.08%        0.35% to 0.75%     -10.94% to -10.59%
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%     -22.96% to -22.84%
 International Portfolio...........        1.09%        0.60% to 0.75%     -11.76% to -11.62%
 All Pro Large Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -28.65% to -28.54%
 All Pro Large Cap Value
   Portfolio.......................        2.48%        0.60% to 0.75%     -15.08% to -14.95%
 All Pro Small Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -36.87% to -36.78%
 All Pro Small Cap Value
   Portfolio.......................        7.25%        0.60% to 0.75%     -16.11% to -15.99%
 Equity 500 Index Portfolio........        1.22%        0.60% to 0.75%     -22.90% to -22.78%
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................        0.00%        0.60% to 1.00%        9.99% to 10.43%
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........        1.72%        0.60% to 0.75%     -17.57% to -17.44%
 Growth Portfolio..................        0.25%        0.60% to 0.75%     -30.63% to -30.52%
 High Income Portfolio.............       11.29%        0.60% to 0.75%         2.67% to 2.82%
 Overseas Portfolio................        0.81%        0.60% to 0.75%     -20.88% to -20.76%
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........        3.93%        0.60% to 0.75%       -9.41% to -9.27%
 Investment Grade Bond Portfolio...        3.45%        0.60% to 0.75%         9.52% to 9.68%
 Contrafund Portfolio..............        0.83%        0.60% to 0.75%      -10.03% to -9.89%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...        4.13%        0.60% to 0.75%         4.55% to 4.71%
 Partners Portfolio................        0.53%        0.60% to 0.75%     -24.71% to -24.60%
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..        0.00%        0.60% to 0.75%       20.75% to 20.93%
 Van Eck Worldwide Hard Assets
   Portfolio.......................        0.79%        0.60% to 0.75%       -3.57% to -3.43%
 Van Eck Worldwide Emerging Markets
   Portfolio.......................        0.17%        0.60% to 0.75%       -3.63% to -3.48%
 Van Eck Worldwide Real Estate
   Portfolio.......................        2.31%        0.60% to 0.75%       -5.20% to -5.06%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........        0.00%        0.60% to 0.75%     -26.78% to -26.67%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....        0.00%        0.60% to 0.75%     -38.01% to -37.92%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........        0.50%        0.60% to 0.75%     -27.11% to -27.00%
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............        1.63%        0.60% to 0.75%     -17.34% to -17.21%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........      8,088     $81.12 to $812.05        $730,403
 VP Ultra Portfolio................      2,150     $80.77 to $808.55        $237,827
 VP Value Portfolio................     17,209     $87.36 to $874.51      $1,795,765
Janus Aspen Series:
 Capital Appreciation Portfolio....      3,192     $87.79 to $878.78        $372,733
 International Growth Portfolio....      2,439     $77.70 to $777.82        $200,921
 Global Technology Portfolio.......      2,052     $71.15 to $712.25        $153,624
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......      6,684     $79.92 to $800.02        $637,868
 Global Securities Fund VA.........      8,173     $77.79 to $778.65        $689,946
 Main Street Growth & Income Fund
   VA..............................      5,550     $81.64 to $817.26        $563,449

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........        0.00%        0.60% to 0.75%     -20.97% to -20.85%(a)
 VP Ultra Portfolio................        0.82%        0.60% to 0.75%     -23.29% to -23.17%(a)
 VP Value Portfolio................        0.00%        0.60% to 0.75%     -13.27% to -13.14%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio....        0.29%        0.60% to 0.75%     -16.56% to -16.43%(a)
 International Growth Portfolio....        0.91%        0.60% to 0.75%     -26.31% to -26.20%(a)
 Global Technology Portfolio.......        0.00%        0.60% to 0.75%     -41.37% to -41.29%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......        0.00%        0.60% to 0.75%     -27.41% to -27.30%(a)
 Global Securities Fund VA.........        0.00%        0.60% to 0.75%     -22.72% to -22.60%(a)
 Main Street Growth & Income Fund
   VA..............................        0.00%        0.60% to 0.75%     -19.40% to -19.28%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2001
------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE        AVERAGE
                                       UNITS      LOWEST TO HIGHEST      NET ASSETS
------------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio...      236,914  $255.31 to $6,926.40   $179,689,965
 Money Market Portfolio...........      269,157  $149.61 to $2,770.43    $48,217,873
 Bond Portfolio...................       64,511  $188.78 to $4,026.09    $17,685,248
 Balanced Portfolio...............       81,562  $231.38 to $3,489.58    $40,892,021
 Mid Cap Growth Portfolio.........   122,909.26  $332.37 to $4,965.48    $63,301,677
 International Portfolio..........   167,840.23  $192.67 to $1,956.30    $48,603,974
 All Pro Large Cap Growth
   Portfolio......................   201,760.97     $91.21 to $917.10    $22,824,030
 All Pro Large Cap Value
   Portfolio......................   114,833.35     $98.72 to $992.69    $11,962,375
 All Pro Small Cap Growth
   Portfolio......................   179,807.99  $121.52 to $1,221.90    $29,567,161
 All Pro Small Cap Value
   Portfolio......................   137,067.48  $100.63 to $1,011.82    $14,176,030
 Equity 500 Index Portfolio.......   522,091.37  $273.78 to $2,772.54   $186,650,329
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series......................    35,035.10  $257.52 to $4,012.33    $13,653,024
Variable Insurance Products Fund:
 Equity-Income Portfolio..........   387,151.67  $254.77 to $2,580.06   $135,009,460
 Growth Portfolio.................   607,694.63  $270.49 to $2,739.28   $234,976,544
 High Income Portfolio............   109,702.49  $107.98 to $1,127.22    $16,107,902
 Overseas Portfolio...............   267,505.27  $129.33 to $1,308.23    $49,896,367
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio..........   190,658.46  $184.80 to $1,871.48    $50,693,236
 Investment Grade Bond
   Portfolio......................   155,691.70  $161.96 to $1,638.32    $27,677,486
 Contrafund Portfolio.............   393,535.21  $177.02 to $2,322.89    $87,885,443
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio......................    68,541.19  $145.47 to $1,471.49    $10,475,048
 Partners Portfolio...............   214,137.57   $95.70 to $1,964.35    $27,905,220
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond
   Portfolio......................    28,510.62  $119.41 to $1,207.87     $5,314,600
 Van Eck Worldwide Hard Assets
   Portfolio......................    22,750.68  $103.27 to $1,044.63     $3,422,440
 Van Eck Worldwide Emerging
   Markets Portfolio..............   131,732.15     $73.13 to $737.56    $12,652,776
 Van Eck Worldwide Real Estate
   Portfolio......................    15,811.64  $102.45 to $1,030.18     $1,694,633

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
----------------------------------  -------------------------------------------------------
                                    NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
----------------------------------  -------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio...       2.62%        0.35% to 0.76%     -13.53% to -12.88%
 Money Market Portfolio...........       3.44%        0.35% to 0.76%         2.88% to 3.66%
 Bond Portfolio...................       5.54%        0.35% to 0.75%         6.62% to 7.42%
 Balanced Portfolio...............       3.83%        0.35% to 0.75%       -7.73% to -7.36%
 Mid Cap Growth Portfolio.........      14.70%        0.60% to 0.76%       -4.61% to -4.47%
 International Portfolio..........       4.18%        0.60% to 0.76%     -12.79% to -12.66%
 All Pro Large Cap Growth
   Portfolio......................       0.06%        0.60% to 0.76%     -22.29% to -22.17%
 All Pro Large Cap Value
   Portfolio......................       0.94%        0.60% to 0.77%       -1.49% to -1.34%
 All Pro Small Cap Growth
   Portfolio......................       0.00%        0.61% to 0.76%     -16.56% to -16.43%
 All Pro Small Cap Value
   Portfolio......................       0.44%        0.60% to 0.76%       11.94% to 12.11%
 Equity 500 Index Portfolio.......       1.18%        0.60% to 0.75%     -12.91% to -12.78%
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series......................       0.00%        0.35% to 0.75%         7.67% to 8.10%
Variable Insurance Products Fund:
 Equity-Income Portfolio..........       1.68%        0.60% to 0.76%       -5.67% to -5.53%
 Growth Portfolio.................       0.08%        0.60% to 0.76%     -18.27% to -18.14%
 High Income Portfolio............      13.81%        0.61% to 0.76%     -12.39% to -12.26%
 Overseas Portfolio...............       5.30%        0.60% to 0.75%     -21.76% to -21.64%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio..........       4.20%        0.60% to 0.75%       -4.81% to -4.67%
 Investment Grade Bond
   Portfolio......................       4.64%        0.60% to 0.75%         7.65% to 7.81%
 Contrafund Portfolio.............       0.77%        0.60% to 0.76%     -12.90% to -12.77%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio......................       5.29%        0.60% to 0.76%         7.97% to 8.13%
 Partners Portfolio...............       0.39%        0.60% to 0.77%       -3.56% to -3.41%
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond
   Portfolio......................       4.48%        0.60% to 0.77%       -5.82% to -5.63%
 Van Eck Worldwide Hard Assets
   Portfolio......................       1.16%        0.60% to 0.76%     -11.12% to -10.99%
 Van Eck Worldwide Emerging
   Markets Portfolio..............       0.00%        0.60% to 0.76%       -2.55% to -2.40%
 Van Eck Worldwide Real Estate
   Portfolio......................       2.30%        0.60% to 0.75%         4.55% to 4.70%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2001
------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE        AVERAGE
                                       UNITS      LOWEST TO HIGHEST      NET ASSETS
------------------------------------------------------------------------------------
Alger American Fund:
 Alger American Small
   Capitalization Portfolio.......   265,961.66     $84.66 to $853.86    $29,985,337
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II....   113,276.92     $57.52 to $576.65     $6,370,448
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II.......    47,432.87     $94.56 to $948.03     $3,352,931

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
----------------------------------  -------------------------------------------------------
                                    NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
----------------------------------  -------------------------------------------------------
Alger American Fund:
 Alger American Small
   Capitalization Portfolio.......       0.05%        0.61% to 0.77%     -30.04% to -29.94%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II....       0.00%        0.61% to 0.78%     -31.29% to -31.19%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II.......       0.56%        0.61% to 0.76%       -4.77% to -4.62%

---------------
* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the range of annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of minimum and maximum total return for the periods indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) These funds were added during the year and the net investment income ratio and total return are not annualized.

(b) Effective following the close of business on April 25, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund (See Note 1).

                      (This Page Intentionally Left Blank)

                           NATIONWIDE LIFE INSURANCE
                               COMPANY OF AMERICA
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                  FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE
                      THREE MONTHS ENDED DECEMBER 31, 2002

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company of America:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company of America (a wholly owned subsidiary of Nationwide Financial Services, Inc.) and Subsidiaries (collectively, the Company) as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholder's equity, and cash flows for the year ended December 31, 2003 and for the three month period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and Subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for the year ended December 31, 2003 and for the three month period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

March 11, 2004
Philadelphia, PA

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                                 (IN MILLIONS)

                                                           TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                                            DECEMBER 31, 2003    DECEMBER 31, 2002
                                                           -------------------   ------------------
REVENUES:
Policy charges...........................................        $196.1                $ 51.1
Life insurance premiums..................................         146.6                  42.5
Net investment income....................................         223.8                  55.8
Other....................................................          35.5                   8.9
Net realized gains (losses) on investments...............          27.1                  (3.1)
                                                                 ------                ------
     Total Revenues......................................         629.1                 155.2
                                                                 ------                ------
BENEFITS AND EXPENSES:
Interest credited to policyholder account values.........          58.4                  16.2
Other benefits and claims................................         198.6                  48.6
Policyholder dividends on participating policies.........          64.6                  18.3
Amortization of deferred policy acquisition costs........          18.8                   4.5
Amortization of value of business acquired...............          46.7                  15.2
Other operating expenses.................................         122.0                  25.7
                                                                 ------                ------
     Total Benefits and Expenses.........................         509.1                 128.5
                                                                 ------                ------
     Income before federal income tax expense............         120.0                  26.7
Federal income tax expense...............................          35.3                   7.5
                                                                 ------                ------
       NET INCOME........................................        $ 84.7                $ 19.2
                                                                 ======                ======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                                 (IN MILLIONS)

                                                                 DECEMBER 31,
                                                                2003       2002
                                                              --------   --------
ASSETS:
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $3,098.9 in 2003;
      $3,132.3 in 2002).....................................  $3,197.0   $3,156.5
     Equity securities (cost $31.8 in 2003; $40.8 in
      2002).................................................      33.7       37.6
  Mortgage loans on real estate, net........................     618.9      563.3
  Real estate, net..........................................      26.9       29.0
  Policy loans..............................................     335.3      351.1
  Other long-term investments...............................      54.8       67.5
  Short-term investments....................................      34.5       23.9
                                                              --------   --------
       TOTAL INVESTMENTS....................................   4,301.1    4,228.9
                                                              --------   --------
Cash........................................................       1.2        1.0
Accrued investment income...................................      62.9       67.1
Deferred policy acquisition costs...........................      50.3       15.8
Value of business acquired..................................     523.0      569.3
Other intangible assets.....................................      44.3       50.1
Goodwill....................................................     223.7      216.8
Other assets................................................     264.7      266.3
Assets held in separate accounts............................   3,423.9    2,895.9
                                                              --------   --------
       TOTAL ASSETS.........................................  $8,895.1   $8,311.2
                                                              ========   ========
LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims...........................  $4,023.0   $4,118.2
Other liabilities...........................................     199.3      154.4
Liabilities related to separate accounts....................   3,423.9    2,895.9
                                                              --------   --------
       TOTAL LIABILITIES....................................   7,646.2    7,168.5
                                                              --------   --------
COMMITMENTS AND CONTINGENCIES (NOTES 8, 11, 15 AND 16)

SHAREHOLDER'S EQUITY:
  Common stock, $1.00 par value. Authorized 50.0 shares;
     10.0 shares issued and outstanding.....................      10.0       10.0
  Additional paid-in capital................................   1,109.9    1,106.6
  Retained earnings.........................................     103.9       19.2
  Accumulated other comprehensive income....................      25.1        6.9
                                                              --------   --------
       TOTAL SHAREHOLDER'S EQUITY...........................   1,248.9    1,142.7
                                                              --------   --------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY...........  $8,895.1   $8,311.2
                                                              ========   ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS      INCOME          EQUITY
                                         ------   ----------   --------   -------------   -------------
BALANCE AS OF OCTOBER 1, 2002..........  $10.0     $1,106.6     $   --        $  --         $1,116.6
Comprehensive income:
  Net income...........................     --           --       19.2           --             19.2
  Net unrealized gains on securities
     available-for-sale arising during
     the period, net of tax............     --           --         --          6.9              6.9
                                                                                            --------
  TOTAL COMPREHENSIVE INCOME...........                                                         26.1
                                                                                            --------
BALANCE AS OF DECEMBER 31, 2002........  $10.0     $1,106.6     $ 19.2        $ 6.9         $1,142.7
                                         =====     ========     ======        =====         ========
BALANCE AS OF JANUARY 1, 2003..........  $10.0     $1,106.6     $ 19.2        $ 6.9         $1,142.7

Comprehensive income:
  Net income...........................     --           --       84.7           --             84.7
  Net unrealized gains on securities
     available-for-sale arising during
     the period, net of tax............     --           --         --         18.2             18.2
                                                                                            --------
  TOTAL COMPREHENSIVE INCOME...........                                                        102.9
                                                                                            --------
Purchase accounting adjustments........     --          3.3         --           --              3.3
                                                                                            --------
BALANCE AS OF DECEMBER 31, 2003........  $10.0     $1,109.9     $103.9        $25.1         $1,248.9
                                         =====     ========     ======        =====         ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN MILLIONS)

                                                           TWELVE MONTHS ENDED   THREE MONTHS ENDED
                                                            DECEMBER 31, 2003    DECEMBER 31, 2002
                                                           -------------------   ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................        $  84.7              $  19.2
Adjustments to reconcile net income to net cash provided
  by (used in) operating activities:
  Interest credited to policyholder account balances.....           58.4                 16.2
  Capitalization of deferred policy acquisition costs....          (52.9)               (20.3)
  Amortization of deferred policy acquisition costs and
     value of business acquired..........................           65.5                 19.7
  Amortization and depreciation..........................           47.3                 15.4
  Realized (gains) losses on investments.................          (27.1)                 3.1
  Decrease in accrued investment income..................            4.2                  7.0
  Increase in other assets...............................           (2.4)                (7.0)
  Decrease in policy liabilities.........................          (29.8)               (66.5)
  Increase (decrease) in other liabilities...............           33.8                (13.7)
  Other, net.............................................            6.3                  0.6
                                                                 -------              -------
       Net cash provided by (used in) operating
          activities.....................................          188.0                (26.3)
                                                                 -------              -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturity of securities
     available-for-sale..................................          520.6                200.0
  Proceeds from sale of securities available-for-sale....          317.5                 59.9
  Proceeds from repayments of mortgage loans on real
     estate..............................................           76.6                 20.3
  Proceeds from repayments of policy loans and sale of
     other invested assets...............................           34.5                  7.9
  Cost of securities available-for-sale acquired.........         (813.5)              (247.8)
  Cost of mortgage loans on real estate acquired.........         (139.3)               (25.5)
  Cost of real estate acquired...........................           (0.1)                (0.1)
  Cost of other invested assets acquired.................           (7.6)                (5.4)
  Short-term investments, net............................          (10.6)                42.4
  Other, net.............................................           (0.4)                (1.9)
                                                                 -------              -------
       Net cash (used in) provided by investing
          activities.....................................          (22.3)                49.8
                                                                 -------              -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Increase in investment and universal life insurance
     product account values..............................          623.2                165.3
  Decrease in investment and universal life insurance
     product account values..............................         (788.7)              (173.5)
                                                                 -------              -------
          Net cash used in financing activities..........         (165.5)                (8.2)
                                                                 -------              -------
Net increase in cash.....................................            0.2                 15.3
CASH, BEGINNING OF PERIOD................................            1.0                (14.3)
                                                                 -------              -------
CASH, END OF PERIOD......................................        $   1.2              $   1.0
                                                                 =======              =======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

       (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note 3. Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).

NLICA's wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA), Nationwide Life Insurance Company of Delaware (NLICD) and Nationwide Provident Holding Company (NPHC).

The Company sells individual variable and traditional life insurance products, group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 14 states accounted for 82% of the Company's sales for the twelve months ended December 31, 2003. No single producer accounted for more than 2% of the Company's sales for the twelve months ended December 31, 2003. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

NLACA sells certain variable and traditional life insurance products, also sold by NLICA, through a personal producing general agency sales force. NLACA also maintains blocks of individual variable and fixed annuities.

NLICD's business consists of life insurance assumed from NLICA.

NPHC is a downstream holding company whose major subsidiary is 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Both of the states of domicile have adopted the National Association of Insurance Commissioners
(NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired
(VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, goodwill, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company's insurance subsidiaries have no statutory accounting practices that differ from NAIC SAP.

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of DAC for investment products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments, accruals related to federal income taxes and goodwill. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain items in the 2002 footnotes have been reclassified to conform to the 2003 presentation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, policyholder dividend obligation and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
(AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at lower market interest rates, which are lower than the current effective portfolio rate.

The fair value of fixed maturity and equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine the corresponding spread to be added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives

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           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 79.2% of the fair values of fixed maturity securities were obtained from independent pricing services, 16.6% from the above described matrix and 4.2% from other sources.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments. All other investment income is recorded on the accrual basis.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. For mortgage loans on real estate considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses inherent in the portfolio at the balance sheet date. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts. The Company receives preferred returns on capital advances made to the real estate joint ventures.

Policy loans are reported at unpaid principal balances.

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           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments.

(c) Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of the net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The Company conducts annual goodwill impairment testing in the fourth quarter. In addition, at each reporting period, the underlying components of goodwill are evaluated to determine whether conditions exist, which would more likely than not reduce the fair value of a reporting unit below its carrying amount. Should such conditions exist, the Company will perform impairment testing on an interim basis as well as the annual evaluation.

The process of evaluating goodwill for impairment requires a number of judgments and assumptions to be made in determining the fair value of the reporting units. Some of the more significant judgments and assumptions include the method used to determine fair value, discount rates, expected levels of cash flows, revenues, earnings, and comparable companies used to develop market based assumptions.

(e) Deferred Policy Acquisition Costs

The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the calculation of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 6.5%. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

(f) Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value initially assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company's career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of the asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets were supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to initially value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to initially value the other intangible assets, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate.

For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(b) as well as for net realized gains and losses, net of taxes, allocated to the closed block. VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. Any resulting VOBA adjustments are reflected currently as a charge or credit to VOBA amortization expense.

For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

The interest on the unamortized VOBA balance (interest rates range from 4.50% to 7.56%) during the twelve months ended December 31, 2003 and three months ended December 31, 2002 was $38.2 million and $9.8 million, respectively.

The other identified intangible assets with finite lives are amortized over their estimated useful lives, which range from 5 to 22 years (weighted average 19 years), primarily based on the cash flows generated by these assets.

(g) Closed Block

In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without the approval of the Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company's assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company's consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by NFS, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is due to the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, being recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative earnings are less favorable than expected, only actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(h) Separate Accounts

Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

(i) Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(b).

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 4.5% to 5.0%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower interest rates, which would have resulted in the use of a lower discount rate, as discussed in note 2(b).

(j) Participating Business

Participating business represented approximately 68.3% as of December 31, 2003 (70% as of December 31, 2002) of the Company's life insurance in force, 86.0% as of December 31, 2003 (87.1% as of December 31, 2002) of the number of life insurance policies in force, and 33.9% as of December 31, 2003 (33.5% as of December 31, 2002) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

(k) Federal Income Tax

Subsequent to the acquisition of the Company by NFS on October 1, 2002, the Company and its life insurance subsidiaries file a consolidated federal income tax return and the Company's non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(l) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(m) Recently Issued Accounting Pronouncements

In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs where an enterprise holds a variable interest that it acquired prior to February 1, 2003, FIN 46 applies in the interim period beginning after June 15, 2003 and early adoption is permitted. In October 2003, the FASB delayed the implementation date for FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003 with earlier adoption permitted.

In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company as a subsidiary of a public company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special-purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. Companies may apply either FIN 46 or FIN 46R to special-purpose entities at the initial effective date on an entity-by-entity basis. The Company holds variable interests in the form of limited partnerships, in two tax credit funds. The Company is required to adopt FIN 46R in its entirety by the end of the first reporting period beginning after December 31, 2003, with early adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The adoption of FIN 46R in the first quarter of 2004 is not expected to have a material impact on the Company's results of operations or financial position.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company will adopt SOP 03-1 on January 1, 2004. As a result, a cumulative effect resulting from the adoption is not expected to have a material impact on the Company's results of operations or financial position.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FASB Staff Position No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company) and did not have any impact on the Company's results of operations or financial position.

In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
145). The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of
Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB
30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. See notes 3, 6 and 7 for additional disclosures.

In July 2001, the FASB issued SFAS No. 141, Business Combinations (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated. See note 3 for additional disclosures.

In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. The adoption of SFAS 133 did not have a material impact on the results of operations or financial position of the Company.

SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

The adoption of SFAS 133 may increase the Company's exposure to volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities, and fluctuations in market interest rates, and foreign currency exchange rates during any period.

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 on April 1, 2001 did not have a material effect on the financial position or results of operations of the Company.

(3) SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition. The net assets acquired are less than the aggregate purchase price as a result of funding of $62.3 million of the purchase price by Provident Mutual and the push-down accounting effect related to $56.2 million of goodwill generated as a result of book/tax basis differences related to the acquisition.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $3,169.5
Other investments, including cash...........................      1,105.4
VOBA........................................................        594.9
Other intangible assets.....................................         50.4
Goodwill....................................................        216.8
Other assets................................................        322.7
Assets held in separate accounts............................      2,825.7
                                                                 --------
  Total assets acquired.....................................      8,285.4
                                                                 --------
Future policy benefits and claims...........................      4,176.6
Other liabilities...........................................        166.5
Liabilities related to separate accounts....................      2,825.7
                                                                 --------
  Total liabilities assumed.................................      7,168.8
                                                                 --------
  Net assets acquired.......................................     $1,116.6
                                                                 ========

As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $1,157.7 million to reflect the net assets purchased of $1,116.6 million noted above.

The table below lists the intangible assets, excluding goodwill, acquired and their estimated useful lives over which the assets will be amortized.

                                                                            ESTIMATED
(IN MILLIONS)                                                 FAIR VALUE   USEFUL LIFE
-------------                                                 ----------   -----------
Amortizing intangible assets:
  VOBA......................................................    $594.9       28 years
  Career financial consultant distribution force............      17.5       20 years
  Independent agency distribution force.....................       5.9       20 years
  Retirement services distribution force....................       7.0       20 years
  1717 Capital Management Company licenses and agreements...       4.1       22 years
  Internally developed software.............................       3.3        5 years
                                                                ------
     Total -- amortizing intangible assets..................     632.7       27 years(2)
                                                                ------
Non-amortizing intangible assets:
  Market Street Fund........................................       4.6            N/A(1)
  State insurance licenses..................................       8.0     Indefinite
                                                                ------
     Total -- non-amortizing intangible assets..............      12.6             --
                                                                ------
       Total intangible assets, excluding goodwill..........    $645.3       27 years(2)
                                                                ======

---------------

1 The estimated useful life of this intangible asset is not meaningful due to the sale of the Market Street Fund's customer contracts to a related party as described in note 14.

2 Total estimated useful life represents the weighted average.

The Company recorded a liability totaling $3.8 million for anticipated severance costs associated with integration plans related to the NFS acquisition that were contemplated at the time of closing, but not finalized and approved by management until June 2003. This amount was recorded as an adjustment to the purchase price allocation including an increase in goodwill in 2003 of $2.5 million, net of taxes. Other costs related to these integration activities will be expensed as incurred.

In addition, the fair values of certain items that were estimated at the time of closing have been adjusted to the final fair value calculations in 2003. These adjustments resulted in an increase in goodwill of $4.4 million, net of taxes in 2003. The total impact on shareholder's equity of certain adjustments was $3.3 million, net of taxes in 2003.

The goodwill generated by this transaction, including the adjustments discussed above in 2003, totaled $223.7 million, none of which is expected to be deductible for tax purposes.

(4) INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                             GROSS        GROSS      ESTIMATED
                                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                                    COST        GAINS        LOSSES       VALUE
-------------                                  ---------   ----------   ----------   ----------
December 31, 2003
---------------------------------------------
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies..............................  $   52.5      $  0.2       $ 0.9       $   51.8
     Obligations of states and political
       subdivisions..........................       9.6          --         0.3            9.3
     Debt securities issued by foreign
       governments...........................       1.3          --         0.1            1.2
     Corporate securities:
       Public................................   1,957.9       102.3         7.1        2,053.1
       Private...............................     618.5        12.7         7.7          623.5
     Asset-backed securities.................     106.9         1.1         2.8          105.2
     Mortgage-backed securities -- U.S.
       Government backed.....................     352.2         3.2         2.5          352.9
                                               --------      ------       -----       --------
          Total fixed maturity securities....   3,098.9       119.5        21.4        3,197.0
  Equity securities..........................      31.8         2.2         0.3           33.7
                                               --------      ------       -----       --------
       Total.................................  $3,130.7      $121.7       $21.7       $3,230.7
                                               ========      ======       =====       ========

December 31, 2002
---------------------------------------------
  Fixed maturity securities:
     U.S. Treasury securities and obligations
       of U.S. Government corporations and
       agencies..............................  $   33.6      $  0.1       $ 0.1       $   33.6
     Obligations of states and political
       subdivisions..........................      12.0          --         0.2           11.8
     Debt securities issued by foreign
       governments...........................       2.3         0.2          --            2.5
     Corporate securities:
       Public................................   2,150.0        47.0        26.2        2,170.8
       Private...............................     555.6         7.9         8.2          555.3
     Asset-backed securities.................      71.5         0.4         3.2           68.7
     Mortgage-backed securities -- U.S.
       Government backed.....................     307.3         7.2         0.7          313.8
                                               --------      ------       -----       --------
          Total fixed maturity securities....   3,132.3        62.8        38.6        3,156.5
  Equity securities..........................      40.8         0.9         4.1           37.6
                                               --------      ------       -----       --------
       Total.................................  $3,173.1      $ 63.7       $42.7       $3,194.1
                                               ========      ======       =====       ========

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED   ESTIMATED
(IN MILLIONS)                                                   COST      FAIR VALUE
-------------                                                 ---------   ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................  $  181.6     $  183.0
  Due after one year through five years.....................     738.6        762.2
  Due after five years through ten years....................     972.3      1,001.9
  Due after ten years.......................................     747.3        791.8
                                                              --------     --------
     Subtotal...............................................   2,639.8      2,738.9
  Mortgage-backed securities -- U.S. Government backed......     352.2        352.9
  Asset-backed securities...................................     106.9        105.2
                                                              --------     --------
     Total..................................................  $3,098.9     $3,197.0
                                                              ========     ========

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2003 and 2002:

(IN MILLIONS)                                                  2003     2002
-------------                                                 ------   ------
Unrealized gains, before adjustments and taxes..............  $100.0   $ 21.0
Adjustment to VOBA..........................................   (10.6)   (10.4)
Adjustment to policy dividend obligation....................   (42.2)      --
Adjustment to policy acquisition costs......................     0.4       --
Adjustment to future policy benefits and claims.............    (9.0)      --
Deferred federal income tax.................................   (13.5)    (3.7)
                                                              ------   ------
  Net unrealized gains......................................  $ 25.1   $  6.9
                                                              ======   ======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the twelve months ended December 31, 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Securities available-for-sale:
  Fixed maturity securities.................................  $73.9   $24.2
  Equity securities.........................................    5.1    (3.2)
                                                              -----   -----
     Net change.............................................  $79.0   $21.0
                                                              =====   =====

The analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position, as of December 31, 2003 and 2002 follows:

                                              LESS THAN OR EQUAL TO
                                                    ONE YEAR             MORE THAN ONE YEAR
                                             -----------------------   -----------------------
                                                            GROSS                     GROSS
                                             ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
(IN MILLIONS)                                FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
-------------                                ----------   ----------   ----------   ----------
December 31, 2003
-------------------------------------------
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $   24.3      $ 0.9        $  --         $ --
     Obligations of states and political
       subdivisions........................        2.7        0.2          3.6          0.1
     Debt securities issued by foreign
       governments.........................        1.2        0.1           --           --
     Corporate securities:
       Public..............................      276.8        4.1         39.5          3.0
       Private.............................      139.2        6.1         17.9          1.6
     Mortgage-backed securities -- U.S.
       Government backed...................      140.7        2.4          4.1          0.1
     Asset-backed securities...............       51.9        2.5          4.7          0.3
                                              --------      -----        -----         ----
       Total fixed maturity securities.....      636.8       16.3         69.8          5.1
  Equity securities........................       18.3        0.3           --           --
                                              --------      -----        -----         ----
     Total.................................   $  655.1      $16.6        $69.8         $5.1
                                              ========      =====        =====         ====
% of gross unrealized loss.................                  76.5%                     23.5%
                                                            -----                      ----

                                              LESS THAN OR EQUAL TO
                                                    ONE YEAR             MORE THAN ONE YEAR
                                             -----------------------   -----------------------
                                                            GROSS                     GROSS
                                             ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
(IN MILLIONS)                                FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
-------------                                ----------   ----------   ----------   ----------
December 31, 2002
-------------------------------------------
  Fixed maturity securities:
     U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies...........   $    9.9      $ 0.1           --           --
     Obligations of states and political
       subdivisions........................        9.2        0.2           --           --
     Debt securities issued by foreign
       governments.........................         --         --           --           --
     Corporate securities:
       Public..............................      855.7       26.2           --           --
       Private.............................      218.2        8.2           --           --
     Mortgage-backed securities -- U.S.
       Government backed...................       33.0        3.2           --           --
     Asset-backed securities...............      101.7        0.7           --           --
                                              --------      -----        -----         ----
       Total fixed maturity securities.....    1,227.7       38.6           --           --
  Equity securities........................       33.0        4.1           --           --
                                              --------      -----        -----         ----
     Total.................................   $1,260.7      $42.7           --           --
                                              ========      =====        =====         ====
% of gross unrealized loss.................                 100.0%
                                                            -----

Proceeds from the sale of securities available-for-sale during the twelve months ended December 31, 2003 and three months ended December 31, 2002 were $317.5 million and $59.9 million, respectively. During the twelve months ended December 31, 2003 and three months ended December 31, 2002, gross gains of $36.4 million and $3.5 million and gross losses of $4.4 million and $5.5 million were realized on those sales, respectively.

The Company had no real estate investments that were non-income producing for the twelve months ended December 31, 2003 and three months ended December 31, 2002.

Real estate is presented at cost less accumulated depreciation of $1.1 million and $0.2 million as of December 31, 2003 and 2002, respectively. The carrying value of real estate held for disposal totaled $5.5 million and $6.9 million as of December 31, 2003 and 2002, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $2.7 million as of December 31, 2003 ($6.9 million as of December 31, 2002), which includes the related valuation allowance of $1.5 million ($1.7 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $2.7 million ($2.2 million for the three months ended December 31, 2002) and interest income recognized on those loans totaled $0.3 million in 2003 ($0.6 million for the three months ended December 31, 2002), which is equal to interest income recognized using a cash-basis method of income recognition.

Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2003 and the three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Allowance, beginning of period..............................  $ 7.6   $7.3
Net additions (reductions) charged (credited) to
  allowance.................................................   (4.2)   0.3
Direct write-downs charged against the allowance............   (0.1)    --
                                                              -----   ----
Allowance, end of period....................................  $ 3.3   $7.6
                                                              =====   ====

During the third quarter of 2003, the Company updated its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $4.3 million, relating primarily to the estimated unallocated allowance for losses inherent in the portfolio as of December 31, 2003.

An analysis of investment income (loss) by investment type follows for the twelve months ended December 31, 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                  2003    2002
-------------                                                 ------   -----
Gross investment income:
  Securities available-for-sale:
     Fixed maturity securities..............................  $176.9   $45.1
     Equity securities......................................     1.3     0.4
  Mortgage loans on real estate.............................    31.8     7.4
  Real estate...............................................    (0.2)     --
  Policy loans..............................................    22.8     6.1
  Short-term investments....................................     0.5     0.2
  Other.....................................................    (1.0)   (0.8)
                                                              ------   -----
     Gross investment income................................   232.1    58.4
Less investment expenses....................................     8.3     2.6
                                                              ------   -----
  Net investment income.....................................  $223.8   $55.8
                                                              ======   =====

An analysis of net realized gains (losses) on investments by investment type follows for the twelve months ended December 31, 2003 and three months ended December 31, 2002:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $36.4   $ 3.5
  Fixed maturity securities -- losses.......................   (4.4)   (5.5)
  Equity securities.........................................    4.5    (0.1)
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (6.6)   (0.5)
  Equity securities.........................................     --      --
Real estate.................................................   (1.3)     --
Mortgage loans on real estate...............................    2.3    (0.5)
Amortization adjustment for VOBA............................    0.6      --
Amounts credited to the policyholder dividend obligation....   (5.4)     --
Other.......................................................    1.0      --
                                                              -----   -----
  Net realized gains (losses) on investments................  $27.1   $(3.1)
                                                              =====   =====

There were $23.7 million and $15.4 million of fixed maturity securities as of December 31, 2003 and 2002 that were on deposit with various regulatory agencies as required by law, respectively.

(5) DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the DAC asset for the twelve months ended December 31, 2003 and three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Balance at beginning of period..............................  $15.8   $  --
Expenses deferred...........................................   52.9    20.3
Amortization of DAC.........................................  (18.8)   (4.5)
                                                              -----   -----
                                                               49.9    15.8
Effect on DAC from unrealized (gains) losses................    0.4      --
                                                              -----   -----
Balance at end of period....................................  $50.3   $15.8
                                                              =====   =====

(6) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

A reconciliation of VOBA for the twelve months ended December 31, 2003 and three months ended December 31, 2002 is as follows:

(IN MILLIONS)                                                  2003     2002
-------------                                                 ------   ------
Balance at beginning of period..............................  $569.3   $   --
VOBA established during the period..........................      --    594.9
Amortization of VOBA allocated to:
  Net realized (gains) losses on investments................     0.6       --
  Amortization of value of business acquired................   (46.7)   (15.2)
                                                              ------   ------
                                                               523.2    579.7
Change in unrealized gain on available-for-sale
  securities................................................    (0.2)   (10.4)
                                                              ------   ------
Balance at end of period....................................  $523.0   $569.3
                                                              ======   ======

Intangible assets as of December 31, 2003 and 2002 are summarized as follows:

                                2003 GROSS       2003       2002 GROSS       2002
                                 CARRYING    ACCUMULATED     CARRYING    ACCUMULATED      INITIAL
($ IN MILLIONS)                   AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION   USEFUL LIFE
---------------                 ----------   ------------   ----------   ------------   -----------
Amortizing intangible assets:
  VOBA........................    $594.9        $61.3         $594.9        $ 15.2       28 years
  Career financial consultant
     distribution force.......      17.5          0.2           17.5           0.0       20 years
  Independent agency force....       5.9          0.0            5.9           0.0       20 years
  Retirement services
     distribution force.......       7.0          0.1            7.0           0.0       20 years
  1717 Capital Management
     Company licenses and
     agreements...............       4.1          0.4            4.1           0.1       22 years
Other.........................       3.3          0.8            3.3           0.2       5 years
                                  ------        -----         ------        ------
     Total....................     632.7         62.8          632.7          15.5
Non-amortizing intangible
  assets:
  Market Street Fund..........        --           --            4.6            --         N/A
  State insurance licenses....       8.0          0.0            8.0           0.0      Indefinite
                                  ------        -----         ------        ------
     Total....................       8.0          0.0           12.6           0.0
                                  ------        -----         ------        ------
     Grand total..............    $640.7        $62.8         $645.3        $ 15.5
                                  ======        =====         ======        ======

The Company entered into a servicing agreement with an affiliate related to the Market Street Fund reorganization in 2003. Under the servicing agreement, the Company received a payment of $3.9 million which represents the fair value of the underlying intangibles at the date of the transaction (see note 14). Therefore, the estimated useful life is not meaningful and no amortization has been recorded for this intangible asset prior to its sale. Additionally, the state insurance licenses have indefinite lives and therefore are not amortized.

The actual amortization for the twelve months ended December 31, 2003 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

                                                                    INTANGIBLE
                                                                    ASSETS WITH
(IN MILLIONS)                                            VOBA      FINITE LIVES      TOTAL
-------------                                            -----   -----------------   -----
2003...................................................  $46.1         $1.2          $47.3
2004...................................................  $43.1         $1.5          $44.6
2005...................................................  $43.8         $1.7          $45.5
2006...................................................  $43.9         $1.9          $45.8
2007...................................................  $39.9         $1.9          $41.8
2008...................................................  $33.9         $1.6          $35.5

The Company has completed its 2003 and 2002 impairment testing and concluded there were no impairment losses on existing intangible assets.

(7) GOODWILL

Changes in the carrying amount of goodwill by reportable segment for the twelve months ended December 31, 2003 and three months ended December 31, 2002 were as follows:

                                      INDIVIDUAL   INSTITUTIONAL     LIFE
(IN MILLIONS)                          ANNUITY       PRODUCTS      INSURANCE   CORPORATE   TOTAL
-------------                         ----------   -------------   ---------   ---------   ------
Balance as of October 1, 2002.......    $ 23.8         $25.4        $167.6        $--      $216.8
Acquisitions........................        --            --            --         --          --
Disposals...........................        --            --            --         --          --
                                        ------         -----        ------        ---      ------
Balance as of December 31, 2002.....    $ 23.8         $25.4        $167.6        $--      $216.8
                                        ------         -----        ------        ---      ------
Adjustments.........................     (23.8)           --          30.7         --         6.9
                                        ------         -----        ------        ---      ------
Balance as of December 31, 2003.....    $   --         $25.4        $198.3        $--      $223.7
                                        ======         =====        ======        ===      ======

The adjustments of goodwill in 2003 reflect the $6.9 million increase related to the adjustments described in note 3, as well as a reclassification of goodwill previously allocated to the individual annuity segment to the life insurance segment. This reclassification more appropriately allocates goodwill to the reportable segments with products actively being sold since the NFS acquisition.

The Company has completed its 2003 and 2002 impairment testing and concluded there were no impairment losses on existing goodwill.

(8) FEDERAL INCOME TAX

The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2003 and 2002 were as follows:

(IN MILLIONS)                                                  2003     2002
-------------                                                 ------   ------
DEFERRED TAX ASSETS
  Equity securities.........................................  $   --   $  0.1
  Future policy benefits....................................   152.6    187.4
  Policyholder dividend obligation..........................     1.9       --
  Other assets and other liabilities........................   134.9     89.9
                                                              ------   ------
     Total gross deferred tax assets........................   289.4    277.4
  Less valuation allowance..................................   (16.7)   (20.3)
                                                              ------   ------
     Net deferred tax assets................................   272.7    257.1
                                                              ------   ------
DEFERRED TAX LIABILITIES
  VOBA......................................................   183.1    199.3
  Fixed maturity securities.................................    39.0     19.5
  Equity securities and other long-term investments.........    11.0      9.4
  Other.....................................................    42.1     22.0
                                                              ------   ------
     Total gross deferred tax liabilities...................   275.2    250.2
                                                              ------   ------
       Net deferred tax (liability) asset...................  $ (2.5)  $  6.9
                                                              ======   ======

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2003 and 2002, the Company had a realized capital loss carryforward of $48.9 million and $34.0 million, respectively. Management believes that it is more likely than not that the Company will generate sufficient realized capital gains within the appropriate carryforward period to offset the realized capital losses. Deferred tax assets have been recorded to reflect the tax benefits of these realized capital losses.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the NFS merger, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $20.3 million was established in 2002. In 2003, the estimate of the deferred tax asset as well as the corresponding valuation allowance were revised to $16.7 million.

The Company's current federal income tax (liability) receivable was $(14.2) million and $7.8 million as of December 31, 2003 and 2002, respectively.

Federal income tax expense for the twelve months ended December 31, 2003 and three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Current.....................................................  $30.7   $3.4
Deferred....................................................    4.6    4.1
                                                              -----   ----
                                                              $35.3   $7.5
                                                              =====   ====

Total federal income tax expense for the twelve months ended December 31, 2003 and three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

                                                             2003            2002
                                                         -------------   -------------
(IN MILLIONS)                                            AMOUNT    %     AMOUNT    %
-------------                                            ------   ----   ------   ----
Computed (expected) tax expense........................  $42.0    35.0   $ 9.3    35.0
Tax exempt interest and dividends received deduction...   (4.9)   (4.1)   (1.1)   (4.1)
Income tax credits.....................................   (2.3)   (1.9)   (0.8)   (3.0)
Other, net.............................................    0.5     0.4     0.1     0.2
                                                         -----    ----   -----    ----
     Total (effective rate of each year)...............  $35.3    29.4   $ 7.5    28.1
                                                         =====    ====   =====    ====

The federal income tax paid during the twelve months ended December 31, 2003 was $13.4 million and $0 for the three months ended December 31, 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(9) COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the twelve months ended December 31, 2003 and three months ended December 31, 2002 were as follows:

(IN MILLIONS)                                                  2003    2002
-------------                                                 ------   -----
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
  Gross.....................................................  $108.9   $18.4
  Adjustment to VOBA........................................    (0.2)  (10.4)
  Adjustment to policy dividend obligation..................   (42.2)     --
  Adjustment to policy acquisition costs....................     0.4      --
  Adjustment to future policy benefits and claims...........    (9.0)     --
  Related federal income tax expense........................   (20.3)   (2.7)
                                                              ------   -----
     Net....................................................    37.6     5.3
                                                              ------   -----
Reclassification adjustment for net (gains) losses on
  securities available-for-sale realized during the period:
  Gross.....................................................   (29.9)    2.6
  Related federal income tax benefit........................    10.5    (1.0)
                                                              ------   -----
     Net....................................................   (19.4)    1.6
                                                              ------   -----
Other comprehensive income on securities
  available-for-sale........................................  $ 18.2   $ 6.9
                                                              ======   =====

(10) FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, and several others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities: The fair value of fixed maturity and equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not able to be priced by independent services (generally private placement and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine the corresponding spread to be added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate "structured product" pricing matrix has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 79.2% of the fair values of fixed maturity securities were obtained from independent pricing services, 16.6% from the above described matrix and 4.2% from other sources.

Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

Investment contracts: The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2003 and 2002:

                                                      2003                    2002
                                              ---------------------   ---------------------
                                              CARRYING   ESTIMATED    CARRYING   ESTIMATED
(IN MILLIONS)                                  AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-------------                                 --------   ----------   --------   ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities............  $3,197.0    $3,197.0    $3,156.5    $3,156.5
       Equity securities....................      33.7        33.7        37.6        37.6
     Mortgage loans on real estate, net.....     618.9       629.4       563.3       570.0
     Policy loans...........................     335.3       335.3       351.1       351.1
     Short-term investments.................      34.5        34.5        23.9        23.9
  Cash......................................       1.2         1.2         1.0         1.0
  Assets held in separate accounts..........   3,423.9     3,423.9     2,895.9     2,895.9
LIABILITIES
  Investment contracts......................   1,515.5     1,482.7     1,656.6     1,579.8
  Policy reserves on life insurance
     contracts..............................   2,507.5     2,279.6     2,461.6     2,051.6
  Liabilities related to separate
     accounts...............................   3,423.9     3,230.0     2,895.9     2,695.5

(11) RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities or mortgagees on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will default on their contractual obligations. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $11.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had no commitments to purchase fixed maturity securities outstanding as of December 31, 2003. At December 31, 2003, the Company had outstanding limited partnership commitments of $9.5 million.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, 82.8% (82% as of December 31, 2002) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit claims (GMDB), which may require the Company to accelerate the amortization of VOBA and DAC.

The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $55.0 million before reinsurance and $17.2 million net of reinsurance. As of December 31, 2003 and 2002, the Company had no reserve for GMDB claims.

Significant Concentrations of Credit Risk: The Company grants commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 20.7% (26.0% in 2002) in any geographic area and no more than 1.5% (2.2% in 2002) with any one borrower as of December 31, 2003. As of December 31, 2003, 32.1% (22.5% in 2002) of the carrying value of the Company's commercial mortgage loan portfolio financed office properties.

Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements and other information, that are net of reinsurance activity (in millions):

                                                       CEDED TO     ASSUMED
                                             GROSS       OTHER     FROM OTHER      NET
                                            AMOUNT     COMPANIES   COMPANIES     AMOUNT
                                           ---------   ---------   ----------   ---------
DECEMBER 31, 2003:
Life insurance in force..................  $50,022.0   $18,326.2     $282.7     $31,978.5
                                           =========   =========     ======     =========
Life insurance premiums..................  $   165.5   $    19.4     $  0.5     $   146.6
                                           =========   =========     ======     =========
Accident & health premiums...............  $     3.8   $     1.6     $   --     $     2.2
                                           =========   =========     ======     =========
DECEMBER 31, 2002:
Life insurance in force..................  $50,287.0   $17,297.0     $ 83.8     $33,073.8
                                           =========   =========     ======     =========
Life insurance premiums..................  $    47.5   $     5.2     $  0.2     $    42.5
                                           =========   =========     ======     =========
Accident & health premiums...............  $     2.4   $     1.6     $   --     $     0.8
                                           =========   =========     ======     =========

Collateral-Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. No securities were on loan as of December 31, 2003.

(12) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company is a participating employer in other postretirement benefit plans, which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

After acquisition of the Company by NFS, the existing retiree medical and life insurance benefits were continued through December 31, 2002 (the Company Plan). Effective January 1, 2003, these benefits were merged into plans sponsored by Nationwide Mutual Insurance Company (NMIC) (the Merged Plans). A separate retiree medical and life insurance contribution schedule, life insurance coverage amount, retiree medical and life insurance eligibility provisions, retiree medical benefit options and Medicare part B reimbursement provisions were maintained. All other Merged Plan provisions apply to Provident retirees on the same basis as for all NMIC retirees.

As of December 31, 2003, the Merged Plans have an accrued postretirement benefit obligation of $306.8 million, compared to the accrued postretirement benefit obligation for the Company of $26.7 million as of December 31, 2002. The Merged Plans have a net periodic postretirement benefit cost (NPPBC) for the year ended December 31, 2003 of $11.5 million.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets, the results of the merger, as well as the funded status as of December 31, 2003 and 2002:

                                                               POSTRETIREMENT
                                                                  BENEFITS
                                                              ----------------
(IN MILLIONS)                                                  2003      2002
-------------                                                 -------   ------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1, 2003 and October 1, 2002...  $  26.7   $ 26.9
Impact of merger............................................    269.7       --
Service cost................................................      9.9      0.1
Interest cost...............................................     19.5      0.4
Participant contributions...................................      4.2       --
Actuarial (gain) loss.......................................     (2.8)      --
Benefits paid...............................................    (20.4)    (0.7)
                                                              -------   ------
Benefit obligation at end of period.........................    306.8     26.7
                                                              =======   ======
CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1, 2003 and October 1,
  2002......................................................       --       --
Impact of merger............................................    106.9       --
Actual return (loss) on plan assets.........................     16.5       --
Employer contribution.......................................     20.3      0.7
Participant contributions...................................      4.2       --
Plan curtailment............................................       --       --
Benefits paid...............................................    (20.4)    (0.7)
                                                              -------   ------
Fair value of plan assets at end of period..................    127.5       --
                                                              -------   ------
Funded status...............................................   (179.3)   (26.7)
Unrecognized prior service cost.............................   (103.3)      --
Unrecognized net gains......................................     56.9       --
Unrecognized net (asset) obligation at transition...........       --       --
                                                              -------   ------
Accrued benefit cost........................................  $(225.7)  $(26.7)
                                                              =======   ======

Weighted average assumptions used in calculating the funded status of the postretirement life and health care benefit plan at the end of each period presented were as follows:

                                                                POSTRETIREMENT
                                                                   BENEFITS
                                                              ------------------
                                                                2003      2002
                                                              --------   -------
Weighted average discount rate..............................     6.10%     6.60%
Rate of increase in future compensation levels..............        --        --
Assumed health care cost trend rate:
  Initial rate..............................................    11.00%    11.00%
  Ultimate rate.............................................     5.20%     5.50%
  Declining period..........................................  11 Years   4 Years

In 2002, the Company's other postretirement benefit plans held no assets.

The components of net periodic postretirement benefit cost for the Merged Plans as a whole for the twelve months ended December 31, 2003 and for the Company Plan for the three months ended December 31, 2002 were as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   ----
Service cost (benefits attributed to employee service during
  the period)...............................................  $ 9.9   $0.1
Interest cost on accumulated postretirement benefit
  obligation................................................   19.5    0.4
Expected return on plan assets..............................   (8.0)    --
Amortization of unrecognized transition obligation of
  affiliates................................................     --     --
Net amortization and deferral...............................   (9.9)    --
                                                              -----   ----
Net periodic pension cost for the postretirement benefit
  plan......................................................  $11.5   $0.5
                                                              =====   ====

Actuarial assumptions used for the measurement of the net periodic postretirement benefit cost for the Merged Plans as a whole for the twelve months ended December 31, 2003 and for the Company Plan for the three months ended December 31, 2002 were as follows:

                                                                2003      2002
                                                              --------   -------
Discount rate...............................................     6.60%     6.60%
Long-term rate of return on plan assets.....................     7.50%       N/A
Assumed health care cost trend rate:
  Initial rate..............................................    11.30%    11.00%
  Ultimate rate.............................................     5.70%     5.50%
  Declining period..........................................  11 Years   4 Years

Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the Merged Plans as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the twelve months ended December 31, 2003 was not calculated.

In 2002, the Company's other postretirement benefit plans held no assets. At the end of 2003, the asset allocation for the Merged Plans as a whole, and the target allocation for 2004, by asset category, are as follows:

                                                              2004 TARGET
                                                              ALLOCATION
ASSET CATEGORY                                                PERCENTAGE    2003
--------------                                                -----------   ----
Equity securities...........................................     50-80      59%
Debt securities.............................................     20-50      35%
Other.......................................................      0-10       6%
                                                                            ---
Total.......................................................                100%
                                                                            ===

The Merged Plans employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract and for retiree medical liabilities both a group annuity contract backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The plan sponsor, NMIC, and participating employers (including the Company), expect to contribute $20.0 million, including $0.6 million for the Company, to the Merged Plans in 2004.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. FASB Staff Position 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

The Company also maintains a qualified defined benefit pension plan and is a participating employer in several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans.

The Company has recorded a prepaid pension asset of $40.3 million and $37.4 million and an accrued pension liability of $28.3 million and $27.5 million as of December 31, 2003 and 2002, respectively.

Assets of the qualified defined benefit pension plan are invested in group annuity contracts issued by the Company. In addition, assets at December 31, 2002 also include a demutualization distribution of 671,426 shares of NFS Class A common stock, which continue to be held by the Company's qualified defined benefit pension plan as of December 31, 2003.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets, the results of the merger, as well as the funded status as of December 31, 2003 and 2002:

                                                              PENSION BENEFITS
                                                              -----------------
(IN MILLIONS)                                                  2003      2002
-------------                                                 -------   -------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1, 2003 and October 1, 2002...  $114.0    $118.4
Impact of merger............................................      --        --
Service cost................................................     1.5       0.9
Interest cost...............................................     6.7       1.7
Participant contributions...................................      --        --
Plan amendment..............................................      --        --
Actuarial (gain) loss.......................................     6.9      (0.2)
Benefits paid...............................................   (16.9)     (6.8)
                                                              ------    ------
Benefit obligation at end of period.........................   112.2     114.0
                                                              ======    ======

                                                              PENSION BENEFITS
                                                              -----------------
(IN MILLIONS)                                                  2003      2002
-------------                                                 -------   -------
CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1, 2003 and October 1,
  2002......................................................   127.9     128.1
Impact of merger............................................      --        --
Actual return (loss) on plan assets.........................    23.3       6.1
Employer contribution.......................................     1.2       0.5
Participant contributions...................................      --        --
Plan curtailment............................................      --        --
Benefits paid...............................................   (16.9)     (6.8)
                                                              ------    ------
Fair value of plan assets at end of period..................   135.5     127.9
                                                              ------    ------
Funded status...............................................    23.3      13.9
Unrecognized prior service cost.............................      --        --
Unrecognized net gains......................................   (11.3)     (4.0)
Unrecognized net (asset) obligation at transition...........      --        --
                                                              ------    ------
Prepaid benefit cost........................................  $ 12.0    $  9.9
                                                              ======    ======

Aggregate information for pension plans with an accumulated benefit obligation in excess of plan assets and benefit obligations in excess of plan assets as of December 31, 2003 and 2002 is as follows:

                                                              2003    2002
                                                              -----   -----
Projected benefit obligation................................  $26.5   $27.8
Accumulated benefit obligation..............................   26.5    25.7
Fair value of plan assets...................................     --      --

Weighted average assumptions used in calculating benefit obligations and the funded status of the postretirement life and health care benefit plan at the end of each period presented were as follows:

                                                                PENSION
                                                               BENEFITS
                                                              -----------
                                                              2003   2002
                                                              ----   ----
Weighted average discount rate..............................  5.50%  6.00%
Rate of increase in future compensation levels..............  4.00%  4.50%
Assumed health care cost trend rate:
  Initial rate..............................................    --     --
  Ultimate rate.............................................    --     --
  Declining period..........................................    --     --

The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                TARGET
                                                              ALLOCATION   PERCENTAGE OF
                                                              PERCENTAGE    PLAN ASSETS
                                                              ----------   -------------
ASSET CATEGORY                                                   2004      2003    2002
--------------                                                ----------   -----   -----
Equity securities...........................................    57-68        58%     71%
Debt securities.............................................    32-43        42%     29%
                                                                -----       ---     ---
Total.......................................................       --       100%    100%
                                                                =====       ===     ===

The Company's pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return of plan assets in exchange for a prudent level of risk. Risk tolerance is established after consideration of plan liabilities and plan funded status. During 2003, the plan received a significant amount of NFS stock due to the Company's demutualization and obtained a prohibited transaction exemption from the Department of Labor permitting liquidation of the company stock during calendar year 2003. On a quarterly basis, the portfolio of investments within the annuity contract issued by the Company are analyzed in light of current market conditions and rebalanced to match the target allocations.

The components of net periodic pension cost for the pension plan as a whole for the twelve months ended December 31, 2003 and three months ended December 31, 2002 was as follows:

(IN MILLIONS)                                                 2003    2002
-------------                                                 -----   -----
Service cost (benefits earned during the period)............  $ 1.5   $ 0.8
Interest cost on projected benefit obligation...............    6.7     1.7
Expected return on plan assets..............................   (9.0)   (2.3)
Recognized gains............................................     --      --
Amortization of prior service cost..........................     --      --
Amortization of unrecognized transition asset...............     --      --
                                                              -----   -----
  Net periodic pension cost for the pension plan............  $(0.8)  $ 0.2
                                                              =====   =====

Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                              2003   2002
                                                              ----   ----
Weighted average discount rate..............................  6.00%  5.75%
Rate of increase in future compensation levels..............  4.50%  4.00%
Expected return on plan assets..............................  7.50%  7.50%

The company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return reduced for investment expenses are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market are not allowed to impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal

Revenue Code. The pension cost of the defined contribution plans was $2.4 million and $0.9 million for the twelve months ended December 31, 2003 and three months ended December 31, 2002.

Effective with the acquisition by NFS on October 1, 2002, the Savings Plan for Certain Employees, Agents and Managers of Provident Mutual Life Insurance Company was merged into the Nationwide Savings Plan.

(13) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

The statutory capital and surplus of the Company as of December 31, 2003 and 2002 was $519.6 million and $393.7 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2003 and three months ended December 31, 2002 was $108.3 million and $3.4 million, respectively.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(14) RELATED PARTY TRANSACTIONS

Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2003 and three months ended December 31, 2002, the Company made payments to NMIC, NFS and Nationwide Services Company totaling $11.4 million and $0.5 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $7.0 million and $3.5 million as of December 31, 2003 and 2002 and are included in short-term investments on the accompanying consolidated balance sheets.

The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $198.9 million and $193.6 million as of December 31, 2003 and 2002. Total revenues from these contracts were $0.2 million and $0.9 million for the twelve months ended December 31, 2003 and the three months ended December 31, 2002, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $2.3 million and $0.9 million for the twelve months ended December 31, 2003 and for the three months ended December 31, 2002. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Approximately $110.0 million and $20.3 million for the twelve months ended December 31, 2003 and $74.9 million and $12.0 million during the three months ended December 31, 2002 of Nationwide Life Insurance Company variable annuities and fixed annuities, respectively, were sold through the Company's distribution channels.

In connection with the NFS acquisition, the Company entered into a servicing agreement with an affiliate related to the Market Street Fund reorganization in 2003. Under the servicing agreement, the Company received a payment of $3.9 million which represents the fair value of the underlying intangibles at the date of the transaction (see note 6).

In connection with the merger with NFS, described in note 12, certain Nationwide Provident benefit plans that hold investments in group annuity contracts issued by Nationwide Provident received 671,426 shares of NFS Class A common stock, all of which had been sold in 2003.

(15) CONTINGENCIES

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's consolidated financial position or results of operations.

On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In their complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc. (collectively, "Waddell & Reed"),
(2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

The Company was named as a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action was brought in the Court of

Common Pleas, Philadelphia County, Pennsylvania. That class action challenged the plan of Provident to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the Summer of 2002 demanding that the Company consummate a proposed sponsored demutualization with the Company.

The Company was also a nominal defendant in a derivative suit entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss that was filed on or about July 10, 2000 in the Court of Common Pleas, Philadelphia County, Pennsylvania. Plaintiffs claimed that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. The Court approved the settlement by Final Order and Judgment entered on April 17, 2003. The Company paid the plaintiff's legal fees and expenses on April 25, 2003. By notice of appeal dated May 1, 2003, an objector to the settlement appealed the Final Order and Judgment to the Superior Court of Pennsylvania. By stipulation filed December 3, 2003, that appeal was discontinued and dismissed with prejudice.

On October 9, 2003, the Company was named as one of twenty-six defendants in a lawsuit filed in the U.S. District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. The Company is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that the Company aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. Plaintiffs also allege that the Company violated the Racketeer Influenced and Corrupt Organizations Act by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that the Company was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgement interest, and costs and disbursements, including attorneys' fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. The Company, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. The plaintiffs have not yet filed their response to the motions to dismiss. The Company intends to defend this lawsuit vigorously.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16) LEASE COMMITMENTS

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2004 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2003, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                               RENTAL    SUBLEASE
                                                              PAYMENTS   RENTALS
                                                              --------   --------
Year ending December 31:
          2004..............................................   $10.0       $0.5
          2005..............................................     8.4        0.4
          2006..............................................     7.6        0.3
          2007..............................................     7.1        0.2
          2008..............................................     6.0        0.1
       Thereafter...........................................     4.1         --
                                                               -----       ----
                                                               $43.2       $1.5
                                                               =====       ====

Total related rent expense was $12.0 million and $3.5 million, which was net of sublease income of $0.3 million and $0.1 million, for the twelve months ended December 31, 2003 and three months ended December 31, 2002, respectively.

(17) CLOSED BLOCK

The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

Summarized financial information for the closed block follows:

                                                                    AS OF               AS OF
(IN MILLIONS)                                                 DECEMBER 31, 2003   DECEMBER 31, 2002
-------------                                                 -----------------   -----------------
Closed block liabilities:
  Future policyholder benefits..............................      $1,953.2            $1,970.2
  Policyholder funds and accumulated dividends..............         139.5               136.6
  Policyholder dividends payable............................          29.7                67.1
  Policyholder dividend obligation (including adjustment for
     unrealized gains on available for sale securities).....          47.6                  --
  Other policy obligations..................................           9.7                 9.8
  Other closed block liabilities............................          58.9                 0.8
                                                                  --------            --------
     Total closed block liabilities.........................       2,238.6             2,184.5
                                                                  --------            --------
Assets designated to the closed block:
  Fixed maturity securities available-for-sale, at estimated
     fair value (cost $1,279.4 in 2003; $1,238.0 in 2002)...       1,321.6             1,243.1
  Equity securities.........................................           0.8                  --
  Mortgage loans on real estate.............................         300.1               257.9
  Policy loans..............................................         229.8               242.2
  Other closed block assets.................................          80.9                74.1
                                                                  --------            --------
     Total closed block assets..............................       1,933.2             1,817.3
                                                                  --------            --------
     Excess of reported closed block liabilities over assets
       designated to the closed block.......................         305.4               367.2
                                                                  --------            --------

                                                                    AS OF               AS OF
(IN MILLIONS)                                                 DECEMBER 31, 2003   DECEMBER 31, 2002
-------------                                                 -----------------   -----------------
Portion of above representing other comprehensive income:
  Increase in unrealized appreciation on fixed maturities
     available-for-sale.....................................          42.2                 5.1
  Increase in unrealized policyholder dividend obligation...         (42.2)                 --
                                                                  --------            --------
     Total..................................................            --                 5.1
                                                                  --------            --------
     Maximum future earnings to be recognized from closed
       block assets and liabilities.........................      $  305.4            $  372.3
                                                                  ========            ========

Other comprehensive income:
  Fixed maturity securities available-for-sale:
     Fair value.............................................      $1,321.6            $1,243.1
     Amortized cost.........................................       1,279.4             1,238.0
     Shadow policyholder dividend obligation................         (42.2)                 --
                                                                  --------            --------
     Unrealized appreciation................................      $     --            $    5.1
                                                                  ========            ========

                                                               FOR THE TWELVE       FOR THE THREE
                                                                MONTHS ENDED        MONTHS ENDED
(IN MILLIONS)                                                 DECEMBER 31, 2003   DECEMBER 31, 2002
-------------                                                 -----------------   -----------------
Closed block operations:
  Closed block revenues:
     Premiums..............................................        $120.3              $ 35.0
     Net investment income.................................         106.4                27.4
     Other income..........................................            --                  --
     Realized investment gains (losses)....................           6.8                (1.5)
     Realized losses credited to policyholder dividend
       obligation..........................................          (5.4)                 --
                                                                   ------              ------
     Total closed block revenues...........................         228.1                60.9
                                                                   ------              ------
Closed block benefits and expenses:
  Policy and contract benefits.............................         131.4                44.8
  Change in future policyholder benefits and interest
     credited to         policyholder account values.......          (3.2)               (4.4)
  Dividends to policyholders...............................          58.0                16.7
  Change in policyholder dividend obligation...............           5.4                  --
  Other closed block expenses..............................           1.4                 0.4
                                                                   ------              ------
     Total closed block benefits and expenses..............         193.0                57.5
                                                                   ------              ------
Total closed block revenues, net of closed block benefits
  and expenses, before federal income taxes................          35.1                 3.4
Federal income taxes.......................................          12.3                 1.2
                                                                   ------              ------
Closed block revenues, net of closed block benefits and
  expenses and federal income taxes........................        $ 22.8              $  2.2
                                                                   ======              ======

                                                               FOR THE TWELVE       FOR THE THREE
                                                                MONTHS ENDED        MONTHS ENDED
(IN MILLIONS)                                                 DECEMBER 31, 2003   DECEMBER 31, 2002
-------------                                                 -----------------   -----------------
Maximum future earnings from closed block assets and
  liabilities:
  Beginning of period......................................        $372.3              $   --
  Change during period.....................................         (22.8)              372.3
  Other adjustments........................................         (44.1)                 --
                                                                   ------              ------
  End of period............................................        $305.4              $372.3
                                                                   ======              ======

Cumulative closed block earnings from inception through December 31, 2003 were higher than expected in the closed block earnings as determined in the actuarial calculation and less than expected from inception through December 31, 2002. Therefore, a policyholder dividend obligation of $5.4 million exists at December 31, 2003 and none as of December 31, 2002. Other adjustments include revisions to the prior year end balances including primarily policyholder dividends payable and adjustments to current and deferred taxes.

(18) SEGMENT INFORMATION

The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance.

The Individual Annuity segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Institutional Products segment is comprised of group (pension) annuity products.

The Life Insurance segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses, and revenue and expenses of the Company's noninsurance operations. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not attributable to the closed block.

The following tables summarize the financial results of the Company's business segments for the twelve months ended December 31, 2003 and three months ended December 31, 2002.

                                   INDIVIDUAL   INSTITUTIONAL     LIFE
(IN MILLIONS)                       ANNUITY       PRODUCTS      INSURANCE   CORPORATE    TOTAL
-------------                      ----------   -------------   ---------   ---------   --------
YEAR ENDED DECEMBER 31, 2003
Net investment income............   $   52.5      $   22.4      $  139.1    $     9.8   $  223.8
Other operating revenue..........       14.7          11.5         316.4         35.6      378.2
                                    --------      --------      --------    ---------   --------
     Total operating revenue.....       67.2          33.9         455.5         45.4      602.0
                                    --------      --------      --------    ---------   --------
Interest credited to policyholder
  account balances...............       35.1          15.6           7.7           --       58.4
Amortization of DAC..............         --           0.1          18.7           --       18.8
Amortization of VOBA.............        6.4           2.0          38.1          0.2       46.7
Other benefits and expenses......       11.2          10.9         323.0         40.1      385.2
                                    --------      --------      --------    ---------   --------
     Total benefits and
       expenses..................       52.7          28.6         387.5         40.3      509.1
                                    --------      --------      --------    ---------   --------
Operating income before federal
  income tax expense.............       14.5           5.3          68.0          5.1       92.9
Net realized gains on
  investments....................         --            --           2.0         25.1       27.1
                                    --------      --------      --------    ---------   --------
Income before federal income tax
  expense........................   $   14.5      $    5.3      $   70.0    $    30.2   $  120.0
                                    ========      ========      ========    =========   ========
Assets as of December 31, 2003...   $1,671.0      $1,728.9      $4,975.8    $   519.4   $8,895.1
                                    ========      ========      ========    =========   ========

THREE MONTHS ENDED DECEMBER 31,
  2002
Net investment income............   $   12.5      $    6.6      $   33.5    $     3.2   $   55.8
Other operating revenue..........        3.2           4.2          86.5          8.6      102.5
                                    --------      --------      --------    ---------   --------
     Total operating revenue.....       15.7          10.8         120.0         11.8      158.3
                                    --------      --------      --------    ---------   --------
Interest credited to policyholder
  account balances...............        7.4           7.0           1.8           --       16.2
Amortization of DAC..............         --            --           4.5           --        4.5
Amortization of VOBA.............        3.3          (0.4)         12.2          0.1       15.2
Other benefits and expenses......        1.5           3.0          79.9          8.2       92.6
                                    --------      --------      --------    ---------   --------
     Total benefits and
       expenses..................       12.2           9.6          98.4          8.3      128.5
                                    --------      --------      --------    ---------   --------
Operating income before federal
  income tax expense.............        3.5           1.2          21.6          3.5       29.8
Net realized losses on
  investments....................         --            --          (1.5)        (1.6)      (3.1)
                                    --------      --------      --------    ---------   --------
Income before federal income tax
  expense........................   $    3.5      $    1.2      $   20.1    $     1.9   $   26.7
                                    ========      ========      ========    =========   ========
Assets as of December 31, 2002...   $1,691.1      $1,640.6      $4,603.3    $   376.2   $8,311.2
                                    ========      ========      ========    =========   ========

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(19) VARIABLE INTEREST ENTITIES

The Company holds variable interests, in the form of limited partnership (LP) investments, in two tax credit funds. These investments have been held by the Company for a period of approximately 4 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The total exposure to loss on these VIE's where the Company is not the primary beneficiary is $16.2 million as of December 31, 2003.

                      (This page intentionally left blank)

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE
                          YEAR ENDED DECEMBER 31, 2001

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Provident Mutual Life Insurance Company:

We have audited the accompanying consolidated balance sheet of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002 and the related consolidated statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing those accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002, and the results of their operations and their cash flows for the nine month period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Philadelphia, PA
January 28, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Provident Mutual Life Insurance Company:

In our opinion, the consolidated statements of operations, of changes in equity and of cash flows for the year ended December 31, 2001 present fairly, in all material respects, the results of operations and cash flows of Provident Mutual Life Insurance Company and Subsidiaries for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS

Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEET
                             (DOLLARS IN THOUSANDS)

                                                              SEPTEMBER 30,
                                                                  2002
                                                              -------------
ASSETS
Investments:
  Securities available for sale, at fair value:
     Fixed maturity securities (cost: 2002 -- $3,057,711)...   $3,169,498
     Equity securities (cost: 2002 -- $21,291)..............       20,549
  Mortgage loans............................................      503,875
  Real estate...............................................       23,207
  Policy loans and premium notes............................      358,078
  Other invested assets.....................................       65,464
                                                               ----------
       Total investments....................................    4,140,671
                                                               ----------
Cash and cash equivalents...................................       57,298
Premiums due................................................        7,134
Investment income due and accrued...........................       74,152
Deferred policy acquisition costs...........................      882,652
Reinsurance recoverable.....................................      156,296
Separate account assets.....................................    2,825,655
Other assets................................................      135,581
                                                               ----------
       Total assets.........................................   $8,279,439
                                                               ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................   $3,825,107
  Policyholder funds........................................      153,867
  Policyholder dividends payable............................       35,600
  Other policy obligations..................................       23,602
                                                               ----------
       Total policy liabilities.............................    4,038,176
                                                               ----------
Expenses payable............................................       82,757
Taxes payable...............................................        6,334
Federal income taxes payable:
  Deferred..................................................       92,005
Separate account liabilities................................    2,825,655
Other liabilities...........................................       76,833
                                                               ----------
       Total liabilities....................................    7,121,760
                                                               ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 9, 10 AND 11
EQUITY
  Retained earnings.........................................    1,124,876
  Accumulated other comprehensive income:
     Net unrealized appreciation on securities available for
      sale..................................................       32,803
                                                               ----------
       Total equity.........................................    1,157,679
                                                               ----------
       Total liabilities and equity.........................   $8,279,439
                                                               ==========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                               NINE MONTHS
                                                                  ENDED        YEAR ENDED
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2002            2001
                                                              -------------   ------------
REVENUES
Policy and contract charges.................................    $ 135,923       $177,865
Premiums....................................................      114,906        166,604
Net investment income.......................................      215,276        296,376
Other income................................................       33,875         49,048
Net realized losses on investments..........................     (115,949)       (11,574)
                                                                ---------       --------
     Total revenues.........................................      384,031        678,319
                                                                ---------       --------
BENEFITS AND EXPENSES
Policy and contract benefits................................      143,233        209,702
Change in future policyholder benefits......................       55,094         75,799
Operating expenses..........................................       76,232         75,968
Amortization of deferred policy acquisition costs...........       80,818         63,154
Policyholder dividends......................................       51,036         70,403
Demutualization expenses....................................       61,815         17,831
Noninsurance commissions and expenses.......................       31,735         41,963
                                                                ---------       --------
     Total benefits and expenses............................      499,963        554,820
                                                                ---------       --------
       (Loss) income before income taxes....................     (115,932)       123,499
                                                                ---------       --------
Income tax (benefit) expense:
  Current...................................................      (18,480)        (1,836)
  Deferred..................................................      (28,242)        31,831
                                                                ---------       --------
     Total income tax (benefit) expense.....................      (46,722)        29,995
                                                                ---------       --------
       Net (loss) income....................................    $ (69,210)      $ 93,504
                                                                =========       ========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
   NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001
                             (DOLLARS IN THOUSANDS)

                                                                            NET
                                                                         UNREALIZED
                                                                        APPRECIATION
                                                           RETAINED    (DEPRECIATION)
                                                           EARNINGS    ON SECURITIES    TOTAL EQUITY
                                                          ----------   --------------   ------------
Balance at January 1, 2001                                $1,100,582      $(46,902)      $1,053,680
                                                                                         ----------
  Comprehensive income
     Net income.........................................      93,504            --           93,504
     Other comprehensive income, net of tax:
       Change in unrealized appreciation due to transfer
          of held to maturity securities................          --         2,688            2,688
       Change in unrealized appreciation (depreciation)
          on securities available for sale..............          --        31,190           31,190
                                                                                         ----------
  Total comprehensive income                                                                127,382
                                                          ----------      --------       ----------
Balance at December 31, 2001............................   1,194,086       (13,024)       1,181,062
                                                          ----------      --------       ----------
  Comprehensive income (loss)
     Net loss...........................................     (69,210)           --          (69,210)
     Other comprehensive income, net of tax:
       Change in unrealized appreciation (depreciation)
          on securities available for sale..............          --        45,827           45,827
                                                                                         ----------
  Total comprehensive loss                                                                  (23,383)
                                                          ----------      --------       ----------
Balance at September 30, 2002...........................  $1,124,876      $ 32,803       $1,157,679
                                                          ==========      ========       ==========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                               NINE MONTHS
                                                                  ENDED        YEAR ENDED
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2002            2001
                                                              -------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income...........................................    $ (69,210)     $  93,504
Adjustments to reconcile net (loss) income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................       59,500         86,896
  Amortization of deferred policy acquisition costs.........       80,818         63,154
  Capitalization of deferred policy acquisition costs.......      (74,245)      (134,783)
  Deferred income taxes.....................................      (28,242)        31,831
  Net realized losses on investments........................      115,949         11,574
  Change in reinsurance recoverable.........................        5,868         (1,079)
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................     (119,723)      (205,671)
  Other, net................................................       31,132        (34,349)
                                                                ---------      ---------
    Net cash provided by (used in) operating activities.....        1,847        (88,923)
                                                                ---------      ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............       57,279        443,495
  Equity securities available for sale......................        1,138              7
  Real estate...............................................           --          3,862
  Other invested assets.....................................        5,898         12,415
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............      289,549        339,112
  Mortgage loans............................................       58,836        161,973
Purchases of investments:
  Fixed maturity securities available for sale..............     (478,821)      (810,908)
  Equity securities available for sale......................       (4,950)        (3,127)
  Mortgage loans............................................           --       (129,307)
  Real estate...............................................         (209)          (453)
  Other invested assets.....................................      (11,182)       (16,317)
Proceeds from sale of subsidiary............................       10,788             --
Contributions of separate account seed money................         (150)          (250)
Withdrawals of separate account seed money..................          923         15,032
Policy loans and premium notes, net.........................        7,097          9,479
Additions to property and equipment.........................       (1,647)        (3,672)
                                                                ---------      ---------
    Net cash (used in) provided by investing activities.....      (65,451)        21,341
                                                                ---------      ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....      476,868        970,702
Variable universal life and investment product
  withdrawals...............................................     (482,380)      (841,578)
                                                                ---------      ---------
    Net cash (used in) provided by financing activities.....       (5,512)       129,124
                                                                ---------      ---------
    Net change in cash and cash equivalents.................      (69,116)        61,542
  Cash and cash equivalents, beginning of period............      126,414         64,872
                                                                ---------      ---------
  Cash and cash equivalents, end of period..................    $  57,298      $ 126,414
                                                                =========      =========
  Supplemental Disclosure of Cash Flow Information Cash paid
    during the period for income taxes......................    $   6,836      $  16,959
                                                                =========      =========

          See accompanying notes to consolidated financial statements.

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BACKGROUND

Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, together with Provident Mutual, are defined collectively as the "Company."

The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 82% of the Company's sales for the period ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the period ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 15), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

PLACA sells certain variable annuity and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force. PLACA also maintains blocks of individual variable and fixed annuities.

PMILIC's business consists of life insurance assumed from Provident Mutual.

PHC is a downstream holding company with one major subsidiary: 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA. On June 28, 2002, PHC sold Sigma American Corporation, a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Statutory net (loss) income was $(111.3) million and $44.0 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Statutory surplus was $438.5 million as of September 30, 2002.

The preparation of the accompanying consolidated financial statements in accordance with GAAP required management to make estimates and assumptions that affect the reported values of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

Invested Assets

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

Equity securities (common and preferred stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $7.3 million at September 30, 2002.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company is carried at cost less accumulated depreciation. The straight line method of depreciation is used for real estate occupied by the Company. Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

Other invested assets consist primarily of real estate joint ventures, limited partnerships and the Company's separate account seed money. The real estate joint ventures and limited partnerships are carried on the equity method. The separate account seed money is carried at fair value. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

Benefit Reserves and Policyholder Contract Deposits

     Variable Life and Investment-Type Products

     Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts and guaranteed investment contracts (GICs).

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

     Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

Premiums, Charges and Benefits

     Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity contracts, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates that ranged from 3.0% to 10.0% for the period in 2002.

     Traditional Life Insurance and Accident and Health Insurance Products

     Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

     Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

Deferred Policy Acquisition Costs

The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

Capital Gains and Losses

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

Policyholder Dividends

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year.

Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations. Participating life insurance in-force was 77% of face value of total life insurance in force at September 30, 2002.

Reinsurance

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

Separate Accounts

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractowners and several of the Company's retirement plans.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives.

Federal Income Taxes

The Company files a consolidated Federal income tax return with its life insurance and noninsurance subsidiaries. The life companies' tax provisions include an equity tax. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the consolidated financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

Termination Benefits

In 2001, the Company initiated a reduction in workforce program to reduce costs and increase future operating efficiencies. The initiative primarily consists of reducing staff in the home office and certain positions outside the home office, through a voluntary early retirement program and involuntary employee termination program.

In connection with this initiative, approximately 125 employees were terminated. As of September 30, 2002, there was no further liability for employee termination costs. Employee termination costs included in operating expenses were $.9 million and $3.8 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

Demutualization Expenses

Expenses incurred in conjunction with the sponsored demutualization transaction, more fully discussed in Note 15, include the cost of enlisting the services of external actuarial, legal, accounting, investment banking and other consultants to advise the Company and the Insurance Department of the Commonwealth of Pennsylvania in the demutualization process and related matters as well as the cost of printing and postage for communications with policyholders and other administrative costs.

New Accounting Pronouncements

In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, "Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51" (FIN 46). Accounting Research Bulletin No. 51, "Consolidated Financial Statements" (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position. See note 14 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The amortization of goodwill from past business combinations ceased upon adoption of this statement. At the time of adoption, the Company had unamortized goodwill of $5.6 million. Sigma American Corporation, the subsidiary carrying the goodwill, was sold on June 28, 2002. As of September 30, 2002 the Company had no unamortized goodwill.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the consolidated financial statements other than reclassification of securities from "held to maturity" to "available for sale".

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002 (in millions):

                                                               SEPTEMBER 30, 2002
                                                              --------------------
                                                                FAIR      CARRYING
                                                               VALUE       VALUE
                                                              --------    --------
ASSETS
  Investments available for sale:
     Fixed maturity securities..............................  $3,169.5    $3,169.5
     Equity securities......................................  $   20.5    $   20.5
  Mortgage loans............................................  $  561.9    $  503.9
LIABILITIES FOR INVESTMENT-TYPE INSURANCE CONTRACTS
  Guaranteed interest contracts.............................  $    5.3    $    5.3
  Group annuities...........................................  $1,492.7    $1,495.9
  Supplementary contracts without life contingencies........  $   27.8    $   27.1
  Individual annuities......................................  $1,493.9    $1,497.0

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

Investment Securities

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

Mortgage Loans

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

Policy Loans

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index.

Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

Guaranteed Interest Contracts

The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The carrying value and fair value of the assets underlying the guaranteed interest contract liabilities was $17.9 million and $18.4 million, respectively, at September 30, 2002.

Group Annuities

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Individual Annuities and Supplementary Contracts

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4.  INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 are as follows (in millions):

                                                            SEPTEMBER 30, 2002
                                              -----------------------------------------------
                                                            GROSS        GROSS      ESTIMATED
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
AVAILABLE FOR SALE                              COST        GAINS        LOSSES       VALUE
------------------                            ---------   ----------   ----------   ---------
U.S. Treasury securities and obligations of
  U.S. government corporations and
  agencies..................................  $   19.7      $  2.6       $  --      $   22.3
Obligations of states and political
  subdivisions..............................       9.3          .7          --          10.0
Debt securities issued by foreign
  governments...............................       1.8          .5          --           2.3
Corporate securities........................   2,748.6       184.3        90.8       2,842.1
Mortgage-backed securities..................     278.3        14.5          --         292.8
                                              --------      ------       -----      --------
  Subtotal -- fixed maturities..............   3,057.7       202.6        90.8       3,169.5
Equity securities...........................      21.3          .9         1.7          20.5
                                              --------      ------       -----      --------
  Total.....................................  $3,079.0      $203.5       $92.5      $3,190.0
                                              ========      ======       =====      ========

The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $  244.7      $  243.0
Due after one year through five years.......................     969.3       1,008.0
Due after five years through ten years......................     751.7         804.2
Due after ten years.........................................   1,092.0       1,114.3
                                                              --------      --------
  Total.....................................................  $3,057.7      $3,169.5
                                                              ========      ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized gains (losses) on investments for the nine months ended September 30, 2002 and the year ended December 31, 2001 are summarized as follows (in millions):

                                                               2002       2001
                                                              -------    ------
Fixed maturities............................................  $(103.1)   $(13.5)
Equity securities...........................................     (4.2)       --
Mortgage loans..............................................       .1        --
Real estate.................................................     (1.5)       --
Other invested assets.......................................     (8.5)      1.7
Other assets................................................      1.3        .2
                                                              -------    ------
                                                              $(115.9)   $(11.6)
                                                              =======    ======

Realized losses due to other-than-temporary declines of fair value on fixed maturities were $105.0 million for the nine months ended September 30, 2002 and $28.8 million for the year ended December 31, 2001.

Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 and the twelve months ended December 31, 2001 were $57.3 million and $443.5 million, respectively. Gross gains of $1.7 million and $17.9 million were realized on sales of fixed maturities for the nine months ended September 30, 2002 and year ended December 31, 2001, respectively.

Net unrealized appreciation (depreciation) on available for sale securities as of September 30, 2002 is summarized as follows (in millions):

                                                                2002
                                                               ------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................   $111.8
  Equities..................................................      (.8)
  Separate account seed money...............................     (4.7)
                                                               ------
                                                                106.3
  Adjustment to deferred policy acquisition costs...........    (34.7)
  Adjustment to future policyholder benefits................    (21.1)
  Deferred Federal income taxes.............................    (17.7)
                                                               ------
Net unrealized appreciation (depreciation)..................   $ 32.8
                                                               ======

Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 and the year ended December 31, 2001 (in millions):

                                                               2002     2001
                                                              ------   ------
Gross investment income:
Fixed maturities:
  Available for sale........................................  $171.8   $228.4
Equity securities...........................................      .3       .2
Mortgage loans..............................................    32.8     49.5
Real estate.................................................      .3      1.5
Policy loans................................................    18.6     24.7
Other invested assets.......................................      --      5.6
Cash and cash equivalents...................................      .8      3.0
Other, net..................................................      .9      1.7
                                                              ------   ------
                                                               225.5    314.6
Less investment expenses....................................   (10.2)   (18.2)
                                                              ------   ------
Net investment income.......................................  $215.3   $296.4
                                                              ======   ======

The Company's portfolio includes an available for sale note carried at $38.0 million acquired in 1998, prior to the effective date of EITF 98-15, "Structured Notes Acquired for a Specific Investment Strategy". Income of $2.8 million was earned for the nine months ended September 30, 2002 and $3.7 million during the year 2001. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $1.8 million for the nine months ended September 30, 2002 and $2.4 million during the year 2001. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

There were $14.7 million of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

5.  MORTGAGE LOANS

The carrying value of impaired loans was $6.0 million, which are net of reserves of $1.7 million, as of September 30, 2002.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows (in millions):

                                                              2002    2001
                                                              ----    ----
Balance at January 1........................................  $6.9    $8.1
Provision, net of recoveries................................    .4    (1.2)
                                                              ----    ----
Balance at end of period....................................  $7.3    $6.9
                                                              ====    ====

The average recorded investment in impaired loans was $4.8 as of September 30, 2002. Interest income recognized on impaired loans during the nine months ended September 30, 2002 and the year ended December 31, 2001 was $.5 million and $.3 million, respectively. All interest income on impaired loans was recognized on the cash basis.

6.  REAL ESTATE

Real estate holdings are as follows at September 30, 2002 (in millions):

                                                               2002
                                                               -----
Occupied by the Company.....................................   $17.1
Foreclosed..................................................     6.1
                                                               -----
                                                               $23.2
                                                               =====

Depreciation expense was $.5 million and $.6 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Accumulated depreciation for real estate totaled $6.1 million at September 30, 2002. Other-than-temporary impairments to fair value for the nine months ended September 30, 2002 and the year ended December 31, 2001 were $1.5 million and $0, respectively.

7.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows (in millions):

                                                               2002     2001
                                                              ------   ------
Balance at January 1........................................  $936.1   $899.7
Expenses deferred...........................................    74.2    134.8
Amortization of DAC.........................................   (80.8)   (63.2)
Effect on DAC from unrealized (gains) losses................   (46.8)   (35.2)
                                                              ------   ------
Balance at end of period....................................  $882.7   $936.1
                                                              ======   ======

As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $21.4 million, before tax, or $13.9 million, net of $7.5 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $7.9 million and Asset Accumulation -- $6.0 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

8.  BENEFIT PLANS

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the

Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the nine months ended September 30, 2002 and the year ended December 31, 2001, as well as the funded status as of September 30, 2002 and December 31, 2001 (in millions):

                                                           PENSION BENEFITS   OTHER BENEFITS
                                                           ----------------   --------------
                                                                 2002              2002
                                                           ----------------   --------------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of period............       $ 85.4            $ 29.9
Service cost.............................................          2.1                .1
Interest cost............................................          4.7               1.5
Plan participants' contributions.........................           --                --
Plan amendments..........................................           --                --
Actuarial loss...........................................         20.7               3.1
Settlements..............................................           --                --
Special termination benefits.............................           --                --
Gross benefits paid......................................        (21.5)             (1.9)
                                                                ------            ------
Net benefit obligation at end of period..................         91.4              32.7
                                                                ======            ======

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of period.........        148.5                --
Actual return on plan assets.............................        (20.9)               --
Employer contributions...................................          4.0               1.9
Plan participants' contributions.........................           --                --
Gross benefits paid......................................        (21.5)             (1.9)
                                                                ------            ------
Fair value of plan assets at end of period...............        110.1                --
                                                                ------            ------
Funded status............................................         18.7             (32.7)
Unrecognized actuarial loss (gain).......................         47.1              (7.5)
Unrecognized prior service cost..........................          3.8               3.8
Unrecognized net transition asset........................         (5.8)               --
                                                                ------            ------
Net amount recognized....................................       $ 63.8            $(36.4)
                                                                ======            ======

The following table presents the amounts recognized in the consolidated balance sheets as of September 30, 2002 (in millions):

                                                           PENSION BENEFITS   OTHER BENEFITS
                                                           ----------------   --------------
                                                                 2002              2002
                                                           ----------------   --------------
Prepaid benefit cost.....................................       $72.9             $   --
Accrued benefit liability................................        (9.1)             (36.4)
Additional minimum liability.............................        (1.3)                --
Intangible asset.........................................         1.3                 --
                                                                -----             ------
  Net amount recognized..................................       $63.8             $(36.4)
                                                                =====             ======

The components of net periodic benefit (income) cost for the nine months ended September 30, 2002 and year ended December 31, 2001 are as follows (in millions):

                                                         PENSION BENEFITS   OTHER BENEFITS
                                                         ----------------   --------------
                                                          2002     2001     2002     2001
                                                         ------   -------   -----   ------
Service cost...........................................  $ 2.1    $  3.0    $ .1    $  .3
Interest cost..........................................    4.7       7.0     1.5      2.0
Expected return on assets..............................   (9.7)    (15.6)     --       --
Amortization of:
  Transition asset.....................................    (.9)     (1.6)     --       --
  Prior service cost...................................     .3        .4      .3       .4
  Actuarial loss (gain)................................     .1      (1.9)    (.6)    (1.1)
Settlement credit......................................     --      (3.3)     --       --
                                                         -----    ------    ----    -----
Special termination charge.............................     --       1.7      --       --
                                                         -----    ------    ----    -----
     Net periodic benefit (income) cost................  $(3.4)   $(10.3)   $1.3    $ 1.6
                                                         =====    ======    ====    =====

During 2001, in certain of the Company's defined benefit plans, lump-sum cash payments to employees exceeded the sum of the periodic service cost and interest cost of the related plans. The 2001 lump-sum amount is reflected as "settlements" in the change in benefit obligation table above. Because of this circumstance, the Company amortized additional amounts of the unrecognized actuarial gains and the unamortized transition asset, in accordance with SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits" (SFAS 88). During 2001, pretax income of $3.3 million resulted from additional amortization and is reflected as a "settlement credit" in the pension benefits table above.

As a result of the voluntary early retirement program undertaken in 2001, the Company incurred expenses for enhanced retirement benefits. In accordance with SFAS 88, the Company reported a pretax charge of $1.7 million that is reflected as a "special termination charge" as a component of net periodic pension (income) cost in the table above and as "special termination benefits" in the change in benefit obligation table above.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $11.7 million, $9.3 million, and $0, respectively, at September 30, 2002.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE   1% DECREASE
                                                              -----------   -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .07        ($ .06)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.37        $(1.23)

The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of September 30, 2002 and December 31, 2001:

                                                       PENSION BENEFITS      OTHER BENEFITS
                                                       -----------------     ---------------
                                                        2002       2001      2002      2001
                                                       ------     ------     -----     -----
Discount rate........................................   5.75%      7.25%     6.60%     7.25%
Expected return on plan assets.......................   9.00%      9.00%      N/A       N/A
Rate of compensation increase........................   4.00%      4.25%     4.00%     4.25%

Effective September 30, 2002, the Company decreased its discount rate to 5.75% for pension benefits and 6.60% for other benefits and decreased its rate of compensation increase to 4.00%. Effective December 31, 2001, the Company decreased its discount rate to 7.25% and decreased its rate of compensation increase to 4.25%.

A 10.25% annual rate of increase in the cost of covered health care benefits was assumed for 2002 and 2001, decreasing 1% per year to an ultimate rate of 5.25%.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $1.3 million and $3.7 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

9.  FEDERAL INCOME TAXES

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax (loss) income as follows (in millions):

                                                               NINE MONTHS        YEAR
                                                                  ENDED          ENDED
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2002            2001
                                                              -------------   ------------
Federal income tax at statutory rate of 35%.................     $(40.6)         $43.2
  Current year equity tax...................................         --            3.7
  True down of prior years' equity tax......................       (5.5)          (9.5)
  Dividend received deduction...............................       (3.4)          (9.3)
  Non-deductible reorganization expenses....................       16.9            6.1
  Low income housing credits................................       (1.5)          (2.2)
  Other.....................................................       (1.8)          (2.0)
  Provision adjustment......................................      (10.8)            --
                                                                 ------          -----
(Benefit) provision for Federal income tax from
  operations................................................     $(46.7)         $30.0
                                                                 ======          =====

Components of the Company's net deferred income tax liability are as follows at September 30, 2002 (in millions):

                                                                2002
                                                               ------
DEFERRED TAX LIABILITY
  Deferred policy acquisition costs.........................   $241.0
  Prepaid pension asset.....................................     24.5
  Net unrealized gain on available for sale securities......     37.5
                                                               ------
     Total deferred tax liability...........................    303.0
                                                               ------

                                                                2002
                                                               ------
DEFERRED TAX ASSET
  Reserves..................................................    146.1
  Net unrealized loss on available for sale securities......       --
  Employee benefit accruals.................................     18.2
  Invested assets...........................................     35.6
  Policyholder dividends....................................      8.8
  Capitalized merger costs..................................     20.3
  Other.....................................................      2.3
                                                               ------
     Total gross deferred tax asset.........................    231.3
                                                               ------
  Less: valuation allowance.................................    (20.3)
                                                               ------
     Net deferred tax asset.................................    211.0
                                                               ------
     Net deferred tax liability.............................   $ 92.0
                                                               ======

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the sponsored demutualization, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $20.3 million was established in 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

10.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purposes of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                       CEDED TO     ASSUMED
                                             GROSS       OTHER     FROM OTHER      NET
                                            AMOUNT     COMPANIES   COMPANIES     AMOUNT
                                           ---------   ---------   ----------   ---------
SEPTEMBER 30, 2002:
Life insurance in force..................  $50,279.2   $14,915.8     $57.2      $35,420.6
                                           =========   =========     =====      =========
Premiums.................................  $   125.3   $    10.7     $  .3      $   114.9
                                           =========   =========     =====      =========
Future policyholder benefits.............  $ 3,823.5   $   156.3     $ 1.6      $ 3,668.8
                                           =========   =========     =====      =========

DECEMBER 31, 2001:
Life insurance in force..................  $49,904.3   $15,203.2     $71.6      $34,772.7
                                           =========   =========     =====      =========
Premiums.................................  $   184.5   $    18.3     $  .4      $   166.6
                                           =========   =========     =====      =========
Future policyholder benefits.............  $ 3,868.2   $   162.2     $ 1.7      $ 3,707.7
                                           =========   =========     =====      =========

11.  COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2003 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at September 30, 2002, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                        RENTAL    SUBLEASE RENTALS
                                       PAYMENTS      RECEIVABLE
                                       --------   ----------------
Three months ending December 31, 2002   $ 2.1           $.3
Year ending December 31:
2003.................................    12.0            .2
2004.................................     9.4            .1
2005.................................     7.0            --
2006.................................     6.0            --
Thereafter...........................    12.2            --
                                        -----           ---
                                        $48.7           $.6
                                        =====           ===

Total related rent expense was $12.0 million and $15.1 million, respectively, which was net of sublease income of $.3 million and $.3 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets.

At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $29.0 million. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of fair value plus accrued interest is required. For equities, cash collateral totaling 105% of fair value is required. There were no securities lending positions at September 30, 2002.

Investment Portfolio Credit Risk

     Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002, carrying value of approximately $292.2 million, in debt security investments (8.9% of the total debt security portfolio) were considered "below investment grade". Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at September 30, 2002 of $12.9 million were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $4.2 million and $2.7 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     The Company's debt security investments did not exceed 13% of total assets in any industry at September 30, 2002.

     Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     There were no mortgage loans as of September 30, 2002 in which payments on principal and/or interest were over 90 days past due. Foregone interest related to loans in default totaled $.1 million and $.2 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

     The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

Lines of Credit

The Company has approximately $50 million of available and unused lines of credit at September 30, 2002.

Risk-Based Capital

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

Litigation and Unasserted Claims

On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The Court approved the settlement by order dated January 29, 2001. The order became final on February 28, 2001. The Company believes that it has recorded an adequate provision for the cost of the settlement.

In August 2002, the Company proposed a settlement in the class action that had been filed against the Company and members of its board of directors regarding the Company's proposed conversion to a mutual holding company. A settlement hearing was held in the Court of Common Pleas of Philadelphia County, Pennsylvania, on December 17, 2002. A ruling has not been issued. The proposed settlement amount of $15.0 million plus other costs to settle were expensed and accrued during the quarter ended September 30, 2002.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

12.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows (in millions):

                                                         BEFORE      TAX
                                                          TAX     (EXPENSE)   NET OF TAX
                                                         AMOUNT    BENEFIT      AMOUNT
                                                         ------   ---------   ----------
Nine Months Ended September 30, 2002:
  Net unrealized appreciation (depreciation) on
     securities, DAC and reserves......................  $(45.5)   $ 15.9       $(29.6)
  Less: reclassification adjustment for losses realized
     in net income (loss)..............................   116.0     (40.6)        75.4
                                                         ------    ------       ------
  Net change in unrealized appreciation (depreciation)
     on securities, net of shadow DAC and reserves.....  $ 70.5    $(24.7)      $ 45.8
                                                         ======    ======       ======
Year Ended December 31, 2001:
  Net unrealized appreciation (depreciation) on
     securities and DAC................................  $ 40.5    $(14.1)      $ 26.4
  Less: reclassification adjustment for losses realized
     in net income.....................................    11.6      (4.1)         7.5
                                                         ------    ------       ------
  Net change in unrealized appreciation (depreciation)
     on securities, net of shadow DAC..................  $ 52.1    $(18.2)      $ 33.9
                                                         ======    ======       ======

13.  SEGMENT INFORMATION

The Company has two operating segments: Insurance Protection and Asset Accumulation. The operating segments are distinguished by products and services offered, as well as marketing strategies employed. Substantially all revenues are derived from sales in the United States of America.

The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. The Asset Accumulation segment sells fixed, variable and group (pension) annuity products. The individual life and annuity products are distributed principally through Company-affiliated financial consultants, personal producing general agents and independent brokers and financial planners whereas the group annuity products are distributed primarily through employee field representatives and brokers.

In addition to the two operating segments, the Company has an Other segment. The Other segment includes certain products no longer marketed by the Company, noninsurance operations and net investment income, realized capital gains/losses and revenues/expenses not attributable to the operating segments. The noninsurance operations consist of several subsidiaries operating in the broker/dealer, mutual fund and investment advisory industries.

Management evaluates the performance of each segment independently and allocates resources based on current and anticipated requirements of each segment. Financial results of each segment include earnings from its business operations and earnings on the amount of equity considered necessary to support its business. Accounting policies followed by the segments are the same as those followed by the Company in preparing its consolidated financial statements as disclosed in Note 2. There are no significant intersegment transactions.

Segment financial data as of and for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows (in millions):

SEGMENT INCOME FOR THE NINE MONTHS                    INSURANCE       ASSET
ENDED SEPTEMBER 30, 2002                              PROTECTION   ACCUMULATION   OTHER     TOTAL
----------------------------------                    ----------   ------------   ------   --------
Policy and contract charges.........................   $  113.1      $   22.8         --   $  135.9
Premiums............................................      113.6           1.1     $  0.2      114.9
Net investment income...............................      120.6          78.1       16.6      215.3
Other income........................................        1.2           2.3       30.4       33.9
Net realized losses on investments..................      (61.0)        (32.8)     (22.2)    (116.0)
                                                       --------      --------     ------   --------
  Total Revenues....................................      287.5          71.5       25.0      384.0
Policy and contract benefits........................      137.4           5.0        0.8      143.2
Change in future policyholder benefits..............        1.9          53.3       (0.1)      55.1
Amortization of deferred policy acquisition costs...       65.4          15.4         --       80.8
Other benefits and expenses.........................       93.4          13.6      113.8      220.8
                                                       --------      --------     ------   --------
  Total Benefits and Expenses.......................      298.1          87.3      114.5      499.9
Loss Before Income Taxes............................      (10.6)        (15.8)     (89.5)    (115.9)
Income tax benefit..................................       (8.2)        (12.2)     (26.3)     (46.7)
                                                       --------      --------     ------   --------
Net Loss............................................   $   (2.4)     $   (3.6)    $(63.2)  $  (69.2)
                                                       --------      --------     ------   --------
Segment Assets as of September 30, 2002.............   $4,497.5      $3,333.0     $448.9   $8,279.4
                                                       ========      ========     ======   ========

SEGMENT INCOME FOR THE TWELVE MONTHS                  INSURANCE       ASSET
ENDED DECEMBER 31, 2001                               PROTECTION   ACCUMULATION   OTHER     TOTAL
------------------------------------                  ----------   ------------   ------   --------
Policy and contract charges.........................   $  144.1      $   33.8         --   $  177.9
Premiums............................................      164.7           1.6     $  0.3      166.6
Net investment income...............................      164.4         106.4       25.6      296.4
Other income........................................        2.5           4.6       41.9       49.0
Net realized losses on investments..................       (2.5)         (5.7)      (3.4)     (11.6)
                                                       --------      --------     ------   --------
  Total Revenues....................................      473.2         140.7       64.4      678.3
Policy and contract benefits........................      201.4           6.7        1.6      209.7
Change in future policyholder benefits..............        1.3          77.5       (3.0)      75.8
Amortization of deferred policy acquisition costs...       47.4          15.8         --       63.2
Other benefits and expenses.........................      119.2          17.4       69.5      206.1
                                                       --------      --------     ------   --------
  Total Benefits and Expenses.......................      369.3         117.4       68.1      554.8
Income (loss) Before Income Taxes...................      103.9          23.3       (3.7)     123.5
Income tax expense (benefit)........................       34.0           4.3       (8.3)      30.0
                                                       --------      --------     ------   --------
Net Income..........................................   $   69.9      $   19.0     $  4.6   $   93.5
                                                       --------      --------     ------   --------
Segment Assets as of December 31, 2001..............   $4,743.7      $3,973.3     $475.0   $9,192.0
                                                       ========      ========     ======   ========

14.  VARIABLE INTEREST ENTITIES

As of September 30, 2002, the Company had investments of $16.8 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds may be considered a VIE in accordance with FIN 46. See Note 2. The Company's maximum exposure to loss as a result of its involvement in these VIEs is $16.8 million, which is the carrying value of the Tax Credit Funds held by the Company.

15.  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA).

The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C
                                OTHER INFORMATION


Item 26.  Exhibits

(a) Board of Directors Resolutions

1. Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2. Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3. Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4. Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5. Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6. Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.
7. Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.
8. Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(b) Custodian Agreements. Not applicable.

(c) Underwriting Contracts
1. Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5. Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6. PPGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
7. PPA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
8. PGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
9. Special Agent's Career Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10. Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
11. Corporate Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
12. PPGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

13. PPA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
14. PGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
15. Commission Schedules for Variable Life Insurance Products for Agents under Special Career Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
16. Commission Schedules for Variable Life Insurance Products for Agents under Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
17. Commission Schedules for Variable Life Insurance Products for Corporate Agents with Special Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
18. Form of Selling Agreement between 1717 Capital Management Company and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(d) Contracts
1. Modified Premium Variable Life Insurance Policy Forms (C111, C111A, C112 & C112A). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2. Disability Waiver of Premium Rider - at issue (C545). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3. Disability Waiver of Premium Rider - after issue (C550). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4. Guaranteed Purchase Option Rider (C645). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5. Variable Loan Interest Rate Rider (C744VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6. Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
7. Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
8. Change from Fixed to Variable Loan Interest Rate Rider (14918VL). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
9. Increasing Death Benefit Rider (C310). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10. Form of Illustrations of Death Benefits, Cash Surrender Values and Accumulated Premiums. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.

(e) Applications
1. Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2. Supplemental Application for Modified Premium. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3. Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(f) Depositor's Certificate of Incorporation and By-Laws
1. Charter of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2. By-Laws of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3. Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
4. By-Laws of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(g) Reinsurance Contracts
1. Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
2. Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
3. Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

4. Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
5. Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
6. Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
7. Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
8. Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
9. Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
10. YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
11. YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(h) Participation Agreements
1. Participation Agreement by and among Market Street Fund, Inc., Provident Mutual Life Insurance Company and PML Securities, Inc. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2. Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3. Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4. Sales Agreement between Neuberger & Berman Advisers Management Trust and Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5. Participation Agreement among The Alger American Fund, Provident Mutual Life Insurance Company, and Fred Alger and Company Incorporated. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6. Participation Agreement among Market Street Fund, Provident Mutual Life Insurance Company and 1717 Capital Management Company. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.
7. Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund, and Fidelity Distributors Corporation. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.
8. Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund II, and Fidelity Distributors Corporation. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

(i) Administrative Contracts. Not applicable.

(j) Other Material Contracts.
    Not applicable.

(k) Legal Opinion. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 21, filed on April 23, 2001, File No. 33-2625.

(l) Actuarial Opinion. Not applicable.

(m) Calculations. Not applicable.

(n) Other Opinions
     1. Consent of PricewaterhouseCoopers LLP.
     2. Consent of KPMG LLP.

(o) Omitted Financial Statements. Not applicable.
(p) Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies. Incorporated herein by reference to Post-Effective Amendment No. 20, filed on April 25, 2000, File No. 33-2625.


Item 27. Directors and Officers of the Depositor

     W. G. Jurgensen, Chairperson of the Board and Chief Executive
     Officer* Joseph J. Gasper, Vice Chairperson of the Board* Gary D.
     McMahan, Director, President and Chief Operating Officer** Patricia
     R. Hatler, Executive Vice President, General Counsel and Assistant
     Secretary*
     Terri L. Hill, Executive Vice President*
     Robert A. Rosholt, Director and Executive Vice President-Chief
        Investment Officer*
     James D. Benson, Senior Vice President and Treasurer
     Peter D. Cuozzo, Senior Vice President**
     Brian W. Nocco, Senior Vice President and Assistant Treasurer*
     Denise Sortino, Senior Vice President**
     Mark R. Thresher, Director, Senior Vice President and Assistant Treasurer* Richard A. Karas, Director*

     Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181 unless otherwise noted.
     *Principal business address is One Nationwide Plaza, Columbus, OH 43215. **Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
            * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         **** Other subsidiaries

*****


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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
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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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
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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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
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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


Item 29.  Indemnification


The By-Laws of Nationwide Life Insurance Company of American provide as follows:

                                   ARTICLE IX

            INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

         Section 9.01. Indemnification. The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

         Section 9.02. Non-exclusivity and Supplementary Coverage. The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

         Section 9.03. Payment of Indemnification. An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

         Section 9.04. Payment of Expenses. Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation. Advancement of expenses shall be authorized by the Board of Directors.

         Section 9.05. Proceedings Initiated by a Director, Officer and Other Persons. Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter

(a) 1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

Nationwide Provident VA Separate Account 1                   Nationwide Provident VLI Separate Account 1
Nationwide Provident VA Separate Account A                   Nationwide Provident VLI Separate Account A

(b) Directors and Officers of 1717:

    Lance A. Reihl, Director, President and Chief Operating Officer James D. Benson, Senior Vice President and Assistant Treasurer Peter D. Cuozzo, Director and Senior Vice President**
    Denise Sortino, Senior Vice President**
    Thomas E. Barnes, Vice President and Secretary*
    Margaret J. Caucci, Vice President**
    Kevin S. Crossett, Vice President and Assistant Secretary* Douglas W. Foster, Vice President**
    Florence Lathen-Harris, Vice President
    Alan A. Todryk, Vice President*
    Kathleen A. Walsh, Vice President**
    Carol L. Dove, Associate Vice President and Assistant Treasurer* Glenn W. Soden, Associate Vice President and Assistant Secretary* Michael A. Bazany, Jr., Assistant Secretary
    Maryann M. Bodayle, Assistant Secretary
    Becky L. Bradley, Assistant Secretary
    Katherine DePeri, Assistant Secretary
    Christine Mullen, Assistant Secretary
    E. Gary Berndt, Assistant Treasurer*
    Daniel J. Murphy, Assistant Treasurer*
    Alison C. Naylor, Compliance Officer**
    Gary D. McMahan, Director**

    Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181 unless otherwise noted.
    *Principal business address is One Nationwide Plaza, Columbus, OH 43215. **Principal business address is 300 Continental Drive, Newark, DE 19713.


(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


     NAME OF PRINCIPAL           NET UNDERWRITING            COMPENSATION ON         BROKERAGE COMMISSIONS          COMPENSATION
        UNDERWRITER          DISCOUNTS AND COMMISSIONS         REDEMPTION

           1717                         N/A                       None                        N/A                        N/A


Item 31.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.


Item 32.  Management Services


All management contracts are discussed in Part A or Part B.


Item 33.  Fee Representation


Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 29th day of April, 2004.

                           NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

                           ---------------------------------------------
                           ---------------------------------------------

                           (Registrant)

                           NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA

                           ---------------------------------------------
                           ---------------------------------------------

                           (Depositor)

                           By: /s/       JAMIE RUFF CASTO

                           ---------------------------------------------
                           ---------------------------------------------

                                         Jamie Ruff Casto

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2004.


W. G. JURGENSEN

----------------------------------------------------------------------------

W. G. Jurgensen
Director and Chief Executive Officer

GARY D. MCMAHAN

----------------------------------------------------------------------------

Gary D. McMahan
Director and President and Chief Operating Officer

JOSEPH J. GASPER

----------------------------------------------------------------------------

Joseph J. Gasper
Director

RICHARD A. KARAS

----------------------------------------------------------------------------

Richard A. Karas
Director

ROBERT A. ROSHOLT

----------------------------------------------------------------------------

Robert A. Rosholt
Director and Executive Vice President-Chief Investment Officer

MARK R. THRESHER

----------------------------------------------------------------------------

Mark R. Thresher
Director and Senior Vice President and Assistant Treasurer

                              By: /s/    JAMIE RUFF CASTO

                              -------------------------------------------

                                        Jamie Ruff Casto
                                        Attorney-in-Fact